Lazard Funds
Annual Report
December 31, 1997
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THE LAZARD FUNDS, INC.


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BOARD OF DIRECTORS
--------------------------
JOHN J. BURKE                RETIRED VICE CHAIRMAN, MONTANA POWER COMPANY
KENNETH S. DAVIDSON          PRIVATE INVESTOR
NORMAN EIG                   VICE CHAIRMAN, LAZARD FRERES & CO. LLC
CARL FRISCHLING              PARTNER, KRAMER, LEVIN, NAFTALIS, NESSEN,
                             KAMIN & FRANKEL
HERBERT W. GULLQUIST         VICE CHAIRMAN, LAZARD FRERES & CO. LLC
WILLIAM KATZ                 PRESIDENT, BBDO NEW YORK
LESTER Z. LIEBERMAN          PRIVATE INVESTOR
RICHARD REISS                CHAIRMAN, GEORGICA ADVISORS
JOHN RUTLEDGE                PRESIDENT, RUTLEDGE AND COMPANY

OFFICERS
--------------------------
NORMAN EIG                   CHAIRMAN OF THE BOARD
HERBERT W. GULLQUIST         PRESIDENT
WILLIAM G. BUTTERLY, III     VICE PRESIDENT AND SECRETARY
GUS COUTSOUROS               TREASURER





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THE LAZARD FUNDS, INC.











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
TABLE OF CONTENTS
Overview   ...........................................   2
Growth Charts  .......................................   7
Performance Table ....................................  13
Portfolio of Investments
   Lazard Equity Portfolio ...........................  15
   Lazard Mid Cap Portfolio   ........................  18
   Lazard Small Cap Portfolio ........................  20
   Lazard Bantam Value Portfolio .....................  24
   Lazard Global Equity Portfolio   ..................  26
   Lazard International Equity Portfolio  ............  29
   Lazard International Small Cap Portfolio  .........  32
   Lazard Emerging Markets Portfolio   ...............  35
   Lazard Bond Portfolio   ...........................  38
   Lazard International Fixed-Income Portfolio  ......  44
   Lazard Strategic Yield Portfolio ..................  53
   Notes to Portfolios of Investments  ...............  66
Statements of
   Assets and Liabilities  ...........................  68
   Operations  .......................................  70
   Changes in Net Assets   ...........................  72
Financial Highlights .................................  78
Notes to Financial Highlights ........................  84
Notes to Financial Statements ........................  86
Report of Independent Auditors   .....................  92
Tax Information (Unaudited)   ........................  95


                                                                               1


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THE LAZARD FUNDS, INC.

OVERVIEW
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World markets in the fourth quarter of 1997 were overshadowed by the unfolding drama of currency devaluations, corporate bankruptcies and subsequent market plunges across Asia during the fourth quarter. The degree to which this snowballing financial crisis unsettled world markets illustrates just how integrated markets have become. Just as in the 1920s, when a wave of currency crises and devaluations surprised investors and damaged world financial systems before the Great Depression, few expected the devaluation of the Thai baht last July to trigger a chain reaction of market corrections around the world.

Will these events lead to a global economic crisis, as they did in both the 1920's and in the mid 1970's after the oil shock? Or will they amount, as they did after the 1987 crash, to little more than a temporary set-back? No one knows for sure. However, three key factors will play a significant role in determining the vigor of world markets over the next few years: the extent to which free market reforms are embraced by Asian markets; the success of the European Monetary Union; and the degree to which global consolidation can maintain top-line growth, particularly in the U.S.


FREE MARKET REFORM--SILVER LINING FOR ASIA

Southeast Asian currency devaluations spread last summer from Thailand to Malaysia, Singapore, Indonesia and the Philippines, unnerving investors. But world markets were not shaken dramatically until Hong Kong's Hang Seng Index, regarded as relatively immune to the mounting turmoil, plunged in October over fears the territory would be forced to suspend its currency's longtime peg to the U.S. dollar.

The subsequent impact across other parts of Asia was dramatic: South Korea, a late victim of the turmoil, has since fallen into an economic collapse from its enviable position as the 11th largest world economy. Massive devaluation of the won is blamed. Sweeping changes that the IMF seeks to impose on South Korea in return for its record $57 billion bailout require painful restructuring. These include providing tougher supervision and accountability in its financial sector, allowing greater foreign ownership of its companies and banks, eliminating restrictions on foreign borrowing by Korean companies and reducing government subsidization of mammoth industrial conglomerates called CHAEBOLS. These debt-laden, low profit oligopolies have relied for decades on government protection and assistance, not on the competitive forces of a free economy. Not surprisingly, such reforms are politically unpopular, threatening massive job losses, further bankruptcies, and a possible recession.

Equally harsh financial reforms are also being prescribed by the IMF and by western investors as necessary medicine to cure some of Japan's recent ills. These range from severe devaluation of the yen to a credit crunch and a crisis at banks, plagued by bad loans and shrunken asset values. Corrective steps would include the use of public money to bail out depositors in failed financial institutions; an unforgiving govern-



2


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THE LAZARD FUNDS, INC.


OVERVIEW (CONTINUED)
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ment policy of letting managements and shareholders pay the price for their mistakes; and immediate disclosure about each institution's financial condition. While the government has verbally embraced a "Big Bang" plan to liberalize financial markets, some of its actions lately have appeared to contradict these principles. Over the short-term, harsh reforms might destabilize weak banks and, indeed, the entire economy.

Even corporate Japan has responded inconsistently to accelerating global competition. Over the past two years, the Japanese equity market has become polarized: exporters, forced to change to compete with global peers, have prospered, while most domestic companies in regulated industries have languished.

As the impact of Southeast Asian turmoil unfolds, true financial reform and market-savvy corporations will become even more critical in protecting Japan's fledgling recovery. In addition to its financial crisis, this export-dependent nation now faces intense competition from neighboring countries where currencies have plunged and demand has slackened. Waves of Japanese investment in Southeast Asia over this decade may lead to additional defaults.

The unprecedented loss of wealth in Asia over the past six months, combined with indiscriminate selling, afforded investors an unusual opportunity to buy companies for a fraction of their true value. On a price to cash flow basis, Emerging Markets, as defined by MSCI's Emerging Markets Free Index, are now valued at just 70% of average world valuation. According to MSCI and Lazard Asset Management, Japanese equities, which were valued at twice the average world valuation in 1990, have plunged to around 80%. However, while these valuations overall are now more attractive, identifying those companies that will emerge winners and avoiding value traps will require intense scrutiny of corporate balance sheets, replacement values and currency exposure. Because economic reforms and corporate restructuring are proceeding at very different paces across Asia, bottom-up stock picking in these markets will become more critical.


SUCCESSFUL MONETARY UNION--AMONG EUROPE'S HIGHEST HOPES
Europe is well ahead of much of Asia in embracing free market standards of minimal government intervention, shareholder activism and stringent financial and accounting standards. Additionally, aggressive consolidation is becoming more common there. On one October day alone, a handful of takeovers, heavily concentrated in the financial services sector, was announced across Europe.
Last year's Thyssen-Krupp Hoesch merger (steel), the Grand Metropolitan-Guinness combination (spirits) and the B.A.T. Industries Zurich Insurance alliance (finance) were driven, to a large degree, by a quest for pan-European clout as global competition intensifies. Why is this trend quickening now? The imminent launch of the European Monetary Union (EMU) and its common currency, booming stock prices to fund takeovers, Europe's discovery of




                                                                               3



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THE LAZARD FUNDS, INC.


OVERVIEW (CONTINUED)
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shareholder value and low interest rates are among the key reasons.

If EMU succeeds, Europe will gain real economic clout. It will become a highly-integrated market of almost 300 million consumers where business will be carried out in one currency as easily as between California and New York. However, to achieve this lofty end, individual countries will have to surrender control to an independent European Central Bank over issues like foreign trade, expansion of the money supply and even government spending.

The opportunities-and risks-for investors loom large. Since a single currency will make costs easier to compare, manufacturers will have to smooth out current pricing disparities between goods in different countries. Countries with lower tax rates may gain business, while those with higher rates may lose. Interest rates will converge across Europe, creating winners and losers. In addition, consolidation is likely to accelerate, as economic borders melt away. True to the tenets of the free market, not all companies will survive this huge transition. And even the "winners" may not succeed immediately.

To compound these risks, as most of Western Europe struggles to meet the stringent standards demanded for inclusion in the EMU next year, any reduction in exports to Asia, limited though they currently are, could destabilize more delicate companies. As in the unstable markets of Asia these days, the imminent transformation of Europe will demand that investors pay particular attention to corporate accounting, cash flow, emerging competition and other details often ignored in top-down investing.



MOST U.S. FUNDAMENTALS REMAIN VIGOROUS

While the long-term consequences of the Asian turmoil on the U.S. are uncertain, the impact last year was limited. Despite sharp market drops and heightened volatility last quarter, the S&P 500 still generated a total return of over 33% last year, its 11th best in the S&P's 72-year history. In fact, never before the thirty-six months through December 1997 has the S&P recorded a 125% return over three years. Strong corporate profits over this period contributed heavily to this stellar performance.

Another reason has been the accelerating decline in nominal long-term interest rates: the yield on a 30-year Treasury bond, is currently well below 6%. As fixed-income investors know well, a 100 basis point decline in rates from 7% represents a significantly bigger percentage decline than 100 basis point drop from 8%.

Rates falling off a low base disproportionately benefit share prices, which are often calculated based on the discounted present value of future cash flows has recently reached the lowest rate for long-term government bonds since 1977.

Lower rates prompt consumers and companies to refinance, saving millions of dollars of interest expense annually. Equally as important, they bring U.S. stock valuations down to more reasonable levels.



4


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THE LAZARD FUNDS, INC.


OVERVIEW (CONTINUED)
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Fed Chairman Alan Greenspan suggested that the late October market sell-off might prove to be a "salutary event" for the U.S. economy, adding that "the existing economic expansion . . . is about as solid as any I have seen." Indeed, productivity, a measure of America's standard of living, rose to a 4.5% annual rate in the third quarter after remaining dormant at just over 1% for the last 20 years. Consumer prices posted their slowest growth rate in nearly 12 years in November, even while the jobless rate fell to its lowest level in 24 years and consumer confidence hit a 28-year high in December.

Inflation-adjusted U.S. GDP is forecast by many economists at 2.5% for this year, with 0.5% having been shaved off due to the Asian crisis. But had the Asian predicament not occurred, there is little doubt that the Fed may have raised interest rates to prevent over-heating in the economy, which has been expanding now for 7 years, the third-longest stretch in history. The rate increase could have had a more significant economic impact than repercussions from troubled Asian nations: only 11% of U.S. GDP comes from exports and only about a tenth of U.S. exports go to these countries.



CONSOLIDATION--DRIVER OF THE TOP LINE

Despite these seemingly rosy economic underpinnings, warning signs are mounting that the U.S. economy and the growth of corporate profits may slow down in 1998. Flagging Asian demand may penalize corporate earnings and depress price flexibility even further. However, Lazard does not believe that the U.S. will be flooded by cheap Asian imports, as inflation will rapidly negate the cost-competitiveness of falling currencies and many Asian countries' exports depend, in turn, on the import of components from countries with stronger currencies. U.S. lenders to Asia, exporters of heavy capital goods and many high tech companies are expected to suffer-some have cut earnings estimates. Ford recently announced it was considering building its vehicles in Japan both for sale and for export, reflecting a dramatic reversal in its ability to compete against Japan's weakened yen.

But Asia and the strong dollar cannot be blamed, as they often are lately, for the majority of corporate setbacks. Equally damaging is pricing power paralysis, caused by low inflation and global overcapacity in many industries. Indeed, the bond rally early in the new year followed recent comments by Alan Greenspan that heightened fears of deflationary pressures in the U.S. Slowing demand by debt-burdened Americans, mounting wage pressures and the maturing of the corporate restructuring process are other economic soft spots.
The benefits of corporate restructuring broadly encompasses cost-cutting, corporate downsizing, the sale of weak or non-core assets, and outsourcing have been largely absorbed in the U.S. Some companies, including R.J.R. Nabisco and General Motors, continue to pursue significant restructuring in their overseas operations. The sustained health of American corporations will depend increasingly on revitalized initiatives to stimulate top-line growth. To this end, U.S. merger & acquisition activity is currently sweeping across



                                                                               5


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THE LAZARD FUNDS, INC.


OVERVIEW (CONTINUED)
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industries as varied as financial services, energy refining and marketing, specialty chemicals and utilities. Focused consolidation, in such companies as Knight Ridder, Compaq Computer and Fleet Financial Group, is being pursued to help companies secure market leadership in core competencies and expand their revenue streams.



Top-line growth from consolidation can also help alleviate declining commissions and underwriting fees in investment banking. It can determine who wins or loses in the competitive world of utility deregulation. It can raise new revenues and reduce volatility in current ones. And it can provide econo-mies of scale, as margin pressure intensifies throughout Corporate America.



SHORT-TERM PAIN FOR LONG-TERM GAIN

The United States is in the forefront of the current global wave of consolidation; it is also unusual in the extent to which it relies for capital on unforgiving financial markets, rather than banks. According to a recent World Bank study, total bank loans in the U.S. represent about half of the country's GDP, compared to 150% in Japan and 170% in Germany. The U.S. bond market, by contrast, totals 110% of annual U.S. output, compared to only 75% in Japan and half of Korea's GDP. The rigorous standards imposed by financial markets may have helped propel the longest bull run in U.S. history. It is likely that outside the U.S., global financial markets will increasingly dictate who gets capital funding-and survives-and who doesn't. In order to get this capital funding, Asians may have to swallow politically unpopular but therapeutic medicine to cure years of lax financial standards.

The current financial crisis could ultimately leave Asian economies in better shape. To survive, they will be forced to dismantle elements of dysfunctional and non-competitive systems. Given the integration of global markets these days, such reforms, if combined with top-line invigoration across corporate America and the success of the monetary union across a restructured Europe, would bode well for world markets in the long-term. However, over the shorter term, investor uncertainty and continued market volatility are likely to dominate.



6


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THE LAZARD FUNDS, INC.

GROWTH CHARTS
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LAZARD EQUITY PORTFOLIO
The Lazard Equity Portfolio seeks capital appreciation through investing primarily in equity securities of companies with relatively large capitalizations that the Investment Manager considers to be inexpensively priced relative to the return on total capital or equity.


      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
       LAZARD EQUITY PORTFOLIO AND THE STANDARD & POOR'S 500 STOCK INDEX



[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED MATERIAL]


              LAZARD          STANDARD & POOR'S 500
              EQUITY          STOCK
              PORTFOLIO       INDEX

Dec-87        10,000          10,000
Jan-88        10,420          10,436
Feb-88        10,847.22       10,903.53
Mar-88        10,760.44       10,570.98
Apr-88        10,954.13       10,703.11
May-88        10,888.41       10,771.61
Jun-88        11,356.61       11,269.26
Jul-88        11,208.97       11,242.21
Aug-88        10,973.58       10,844.24
Sep-88        11,478.37       11,308.37
Oct-88        11,983.42       11,635.19
Nov-88        11,755.73       11,451.35
Dec-88        12,037.87       11,655.18
Jan-89        12,796.25       12,518.83
Feb-89        12,745.07       12,194.59
Mar-89        12,910.75       12,486.05
Apr-89        13,504.65       13,147.81
May-89        14,125.86       13,647.42
Jun-89        13,913.98       13,577.82
Jul-89        14,915.78       14,814.76
Aug-89        15,214.1        15,084.39
Sep-89        15,138.03       15,027.07
Oct-89        14,638.47       14,691.96
Nov-89        14,755.58       14,976.99
Dec-89        14,873.62       15,339.43
Jan-90        13,966.33       14,330.1
Feb-90        14,245.66       14,496.33
Mar-90        14,601.8        14,890.63
Apr-90        14,076.14       14,534.74
May-90        15,089.62       15,912.63
Jun-90        15,029.26       15,817.16
Jul-90        15,014.23       15,779.2
Aug-90        13,662.95       14,341.71
Sep-90        12,938.81       13,654.74
Oct-90        12,964.69       13,608.32
Nov-90        13,820.36       14,468.36
Dec-90        14,179.69       14,872.03
Jan-91        14,746.88       15,518.96
Feb-91        15,838.15       16,628.57
Mar-91        16,012.37       17,030.98
Apr-91        15,980.34       17,071.86
May-91        16,491.71       17,807.65
Jun-91        15,733.09       16,992.06
Jul-91        16,472.55       17,783.89
Aug-91        17,164.4        18,205.37
Sep-91        16,924.09       17,901.34
Oct-91        17,127.18       18,141.22
Nov-91        16,219.44       17,410.13
Dec-91        18,068.46       19,401.85
Jan-92        18,267.21       19,040.97
Feb-92        18,742.16       19,288.51
Mar-92        18,179.9        18,912.38
Apr-92        18,089          19,468.4
May-92        18,052.82       19,563.8
Jun-92        17,330.71       19,272.3
Jul-92        17,833.3        20,060.53
Aug-92        17,333.96       19,649.29
Sep-92        17,593.97       19,881.16
Oct-92        17,893.07       19,948.75
Nov-92        18,751.94       20,629
Dec-92        19,014.46       20,882.74
Jan-93        19,375.74       21,058.16
Feb-93        19,608.25       21,344.55
Mar-93        20,451.4        21,794.92
Apr-93        20,042.38       21,267.48
May-93        20,563.48       21,835.32
Jun-93        20,686.86       21,898.64
Jul-93        20,728.23       21,811.05
Aug-93        21,495.18       22,637.69
Sep-93        21,473.68       22,463.38
Oct-93        22,354.1        22,928.37
Nov-93        22,175.27       22,710.55
Dec-93        22,574.42       22,985.35
Jan-94        23,703.15       23,766.85
Feb-94        23,395          23,122.77
Mar-94        22,365.62       22,114.62
Apr-94        22,745.84       22,397.68
May-94        23,018.79       22,765
Jun-94        22,489.36       22,207.26
Jul-94        23,276.48       22,935.66
Aug-94        24,323.93       23,876.02
Sep-94        23,934.74       23,293.45
Oct-94        24,269.88       23,875.78
Nov-94        23,396.12       23,006.7
Dec-94        23,536.49       23,347.2
Jan-95        23,936.61       23,951.9
Feb-95        24,989.82       24,886.02
Mar-95        25,689.54       25,620.16
Apr-95        26,408.85       26,373.39
May-95        27,518.02       27,428.33
Jun-95        28,371.08       28,064.66
Jul-95        29,449.18       28,996.41
Aug-95        29,890.92       29,068.9
Sep-95        30,937.1        30,295.61
Oct-95        30,720.54       30,186.54
Nov-95        32,133.68       31,511.73
Dec-95        32,422.89       32,119.91
Jan-96        33,525.26       33,211.99
Feb-96        34,463.97       33,520.86
Mar-96        34,739.68       33,842.66
Apr-96        35,469.22       34,340.15
May-96        35,894.85       35,226.12
Jun-96        35,535.9        35,359.98
Jul-96        33,616.96       33,786.46
Aug-96        34,759.94       34,506.11
Sep-96        36,011.2        36,448.81
Oct-96        36,875.57       37,465.73
Nov-96        39,346.23       40,316.87
Dec-96        38,834.73       39,530.69
Jan-97        40,698.79       41,989.5
Feb-97        41,187.18       42,329.62
Mar-97        39,650.9        40,568.7
Apr-97        40,840.42       42,982.54
May-97        43,707.42       45,617.37
Jun-97        45,141.03       47,647.35
Jul-97        48,522.09       51,440.07
Aug-97        46,823.82       48,559.43
Sep-97        48,858.78       51,220.49
Oct-97        46,064.06       49,509.72
Nov-97        47,621.02       51,797.07
Dec-97        48,597.25       55,510.92






LAZARD MID CAP PORTFOLIO

The Lazard Mid Cap Portfolio seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index that the Investment Manager considers to be inexpensively priced relative to the return on total capital or equity.


      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
          LAZARD MID CAP PORTFOLIO AND THE RUSSELL MID CAP STOCK INDEX



[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED MATERIAL]



              Lazard Midcap       Russell Midcap
11-4          10,000              10,000
Nov-97        9,990               10,033
Dec-97        10,275              10,310





     PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS


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THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)
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LAZARD SMALL CAP PORTFOLIO

The Lazard Small Cap Portfolio seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations in the range of companies represented in the Russell 2000 Index that the Investment Manager considers to be inexpensively priced relative to the return on total capital or equity.



      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE

          LAZARD SMALL CAP PORTFOLIO AND THE RUSSELL 2000 STOCK INDEX



[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED MATERIAL]




              LAZARD
              SMALL CAP       RUSSELL
              PORTFOLIO       2000

10-31-91      10,000          10,000
Nov-91         9,720           9,537
Dec-91        10,449          10,305.68
Jan-92        11,316.27       11,140.44
Feb-92        11,825.5        11,465.74
Mar-92        11,825.5        11,078.2
Apr-92        11,541.69       10,690.46
May-92        11,553.23       10,832.65
Jun-92        10,952.46       10,320.26
Jul-92        11,248.18       10,679.41
Aug-92        10,921.98       10,378.25
Sep-92        10,998.43       10,617.99
Oct-92        11,526.36       10,955.64
Nov-92        12,540.68       11,793.74
Dec-92        13,017.22       12,204.17
Jan-93        13,420.76       12,616.67
Feb-93        13,541.54       12,325.22
Mar-93        14,191.54       12,724.56
Apr-93        13,865.13       12,375.91
May-93        14,502.93       12,922.92
Jun-93        14,894.51       13,003.04
Jul-93        15,013.67       13,182.49
Aug-93        15,899.47       13,751.97
Sep-93        16,201.56       14,139.78
Oct-93        16,347.38       14,503.17
Nov-93        16,134.86       14,026.01
Dec-93        16,925.47       14,505.7
Jan-94        17,551.71       14,961.18
Feb-94        17,569.26       14,907.32
Mar-94        16,743.51       14,120.22
Apr-94        16,726.76       14,203.52
May-94        16,776.94       14,044.45
Jun-94        16,592.4        13,566.93
Jul-94        16,940.84       13,789.43
Aug-94        17,923.41       14,557.5
Sep-94        17,923.41       14,509.46
Oct-94        17,636.63       14,452.88
Nov-94        16,754.8        13,868.98
Dec-94        17,307.71       14,242.06
Jan-95        17,238.48       14,062.61
Feb-95        17,979.73       14,647.61
Mar-95        18,411.25       14,899.55
Apr-95        18,797.88       15,230.32
May-95        19,361.82       15,492.28
Jun-95        20,233.1        16,296.33
Jul-95        21,163.82       17,235
Aug-95        21,269.64       17,591.76
Sep-95        21,290.91       17,906.66
Oct-95        20,077.33       17,106.23
Nov-95        20,920.58       17,824.69
Dec-95        21,067.02       18,295.26
Jan-96        21,256.62       18,275.14
Feb-96        22,043.12       18,845.32
Mar-96        22,439.9        19,229.77
Apr-96        23,315.05       20,258.56
May-96        24,084.45       21,056.75
Jun-96        23,386          20,191.31
Jul-96        21,702.21       18,434.67
Aug-96        23,112.85       19,503.88
Sep-96        23,944.91       20,264.53
Oct-96        24,160.42       19,960.56
Nov-96        25,610.04       20,778.95
Dec-96        26,096.63       21,319.2
Jan-97        26,853.44       21,745.58
Feb-97        26,746.02       21,219.34
Mar-97        25,769.79       20,217.79
Apr-97        26,519.69       20,274.4
May-97        29,110.67       22,528.91
Jun-97        30,455.58       23,495.4
Jul-97        31,972.27       24,590.29
Aug-97        32,650.08       25,153.4
Sep-97        34,138.92       26,994.63
Oct-97        32,793.85       25,809.57
Nov-97        32,938.47       25,641.81
Dec-97        33,709.23       26,090.54









LAZARD BANTAM VALUE PORTFOLIO


The Lazard Bantam Value Portfolio seeks capital appreciation through investing primarily in equity securities of companies with market capitalizations under $500 million that are believed by the Investment Manager to be inexpensively priced relative to the return on total capital or equity and which are likely to increase market capitalization as a result of growth or are likely to be the subject of acquisitions or other events.


      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE

         LAZARD BANTAM VALUE PORTFOLIO AND THE RUSSELL 2000 STOCK INDEX



[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED MATERIAL]



              LAZARD
              BANTAM
              VALUE           RUSSELL
              PORTFOLIO       2000

3-4           10,000          10,000
Mar-96        10,630          10,160
Apr-96        11,448.51       10,703.56
May-96        11,883.55       11,125.28
Jun-96        11,776.6        10,668.03
Jul-96        11,164.22       9,739.91
Aug-96        11,934.55       10,304.83
Sep-96        12,209.04       10,706.72
Oct-96        12,734.03       10,546.11
Nov-96        13,319.8        10,978.51
Dec-96        13,333.12       11,263.95
Jan-97        14,079.77       11,489.23
Feb-97        14,051.61       11,211.19
Mar-97        13,521.87       10,682.02
Apr-97        13,267.66       10,711.93
May-97        14,981.84       11,903.09
Jun-97        16,014.09       12,413.74
Jul-97        17,133.47       12,990.98
Aug-97        17,851.36       13,288.47
Sep-97        19,286.61       14,261.19
Oct-97        18,493.93       13,635.12
Nov-97        18,124.05       13,546.49
Dec-97        17,855.82       13,783.55


     PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)
--------------------------------------------------------------------------------

LAZARD GLOBAL EQUITY PORTFOLIO


The Lazard Global Equity Portfolio seeks capital appreciation through investing primarily in the equity securities of non-United States companies that the Investment Manager considers to be inexpensively priced relative to the return on total capital or equity. In addition to security-specific factors, investment determinations include, among other items, analysis of U.S. and non-U.S. markets.



      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE

           LAZARD GLOBAL EQUITY PORTFOLIO AND MORGAN STANLEY CAPITAL
                            INTERNATIONAL WORLD INDEX



[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED MATERIAL]


              LAZARD
              GLOBAL
              EQUITY
              PORTFOLIO       MSCI World

1-3           10,000          10,000
Jan-96        10,010          10,179
Feb-96        10,170.16       10,239.06
Mar-96        10,312.54       10,406.98
Apr-96        10,436.29       10,649.46
May-96        10,467.6        10,656.91
Jun-96        10,540.87       10,709.13
Jul-96        10,171.94       10,332.17
Aug-96        10,304.18       10,453.06
Sep-96        10,633.91       10,863.86
Oct-96        10,729.62       10,942.08
Nov-96        11,577.26       11,557.03
Dec-96        11,588.84       11,374.43
Jan-97        11,558.7        11,513.19
Feb-97        11,760.98       11,647.9
Mar-97        11,690.42       11,416.11
Apr-97        11,923.06       11,791.7
May-97        12,464.36       12,516.88
Jun-97        13,228.43       13,142.73
Jul-97        13,731.11       13,745.98
Aug-97        12,986.88       12,825
Sep-97        13,792.07       13,520.11
Oct-97        12,910.76       12,806.25
Nov-97        13,143.15       13,030.36
Dec-97        13,357.38       13,187.73


LAZARD INTERNATIONAL EQUITY PORTFOLIO


The Lazard International Equity Portfolio seeks capital appreciation through investing primarily in the equity securities of non-United States companies that the Investment Manager considers inexpensively priced relative to the return on total capital or equity.


       COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE LAZARD INTERNATIONAL EQUITY PORTFOLIO AND THE MORGAN STANLEY CAPITAL

               INTERNATIONAL EUROPE, AUSTRALIA AND FAR EAST INDEX



[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED MATERIAL]


              LAZARD
              INTERNATIONAL
              EQUITY
              PORTFOLIO       MSCI EAFE

10-31         10,000          10,000
Nov-91        9,990            9,533
Dec-91        10,319.67       10,025.86
Jan-92        10,464.15       9,812.31
Feb-92        10,579.25       9,460.04
Mar-92        10,325.35       8,835.68
Apr-92        10,542.18       8,877.21
May-92        11,037.66       9,471.98
Jun-92        10,827.95       9,023.01
Jul-92        10,210.76       8,792.02
Aug-92        10,088.23       9,343.28
Sep-92        9,634.26        9,158.28
Oct-92        9,460.84        8,677.47
Nov-92        9,423           8,759.04
Dec-92        9,639.72        8,804.59
Jan-93        9,562.61        8,802.83
Feb-93        9,772.98        9,068.67
Mar-93        10,046.63       9,859.46
Apr-93        10,267.65       10,795.12
May-93        10,555.15       11,022.9
Jun-93        10,428.49       10,850.94
Jul-93        10,741.34       11,230.73
Aug-93        11,536.2        11,836.06
Sep-93        11,201.65       11,569.75
Oct-93        11,795.34       11,926.1
Nov-93        11,571.23       10,883.76
Dec-93        12,624.21       11,669.57
Jan-94        13,823.51       12,655.64
Feb-94        13,394.98       12,620.21
Mar-94        12,845.78       12,076.28
Apr-94        13,333.92       12,588.31
May-94        13,253.92       12,516.56
Jun-94        12,962.33       12,693.04
Jul-94        13,610.45       12,816.16
Aug-94        14,222.92       13,119.91
Sep-94        13,526          12,706.63
Oct-94        13,769.47       13,129.76
Nov-94        12,943.3        12,498.22
Dec-94        12,658.55       12,576.96
Jan-95        12,050.94       12,094
Feb-95        12,135.29       12,060.14
Mar-95        12,293.05       12,811.49
Apr-95        12,821.65       13,293.2
May-95        12,937.05       13,135.01
Jun-95        13,156.98       12,903.83
Jul-95        13,985.87       13,707.74
Aug-95        13,734.12       13,186.85
Sep-95        14,036.27       13,443.99
Oct-95        13,811.69       13,094.45
Nov-95        13,949.81       13,458.47
Dec-95        14,326.45       14,000.85
Jan-96        14,412.41       14,058.25
Feb-96        14,614.19       14,106.05
Mar-96        14,964.93       14,405.1
Apr-96        15,339.05       14,824.29
May-96        15,231.68       14,551.52
Jun-96        15,521.08       14,633.01
Jul-96        15,102.01       14,205.73
Aug-96        15,132.21       14,236.98
Sep-96        15,495.39       14,615.68
Oct-96        15,557.37       14,466.6
Nov-96        16,381.91       15,042.37
Dec-96        16,578.49       14,848.33
Jan-97        16,147.45       14,331.61
Feb-97        16,551.14       14,569.51
Mar-97        16,953.33       14,626.33
Apr-97        16,831.26       14,706.78
May-97        17,536.49       15,667.13
Jun-97        18,627.26       16,535.09
Jul-97        19,055.69       16,769.89
Aug-97        17,855.18       15,453.45
Sep-97        19,362.16       14,367.07
Oct-97        18,161.71       12,959.1
Nov-97        18,283.39       12,505.53
Dec-97        18,537.53       11,526.35





     PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)
--------------------------------------------------------------------------------


LAZARD INTERNATIONAL SMALL CAP PORTFOLIO

The Lazard International Small Cap Portfolio seeks capital appreciation through investing primarily in equity securities of non-United States companies with market capitalizations under $1 billion that the Investment Manager considers to be inexpensively priced relative to the return on total capital or equity. The Lazard International Small Cap Portfolio operates similarly to the Lazard Small Cap Portfolio, except that this Portfolio, by investing primarily in the equity securities of non-United States issuers, considers additional investment determinations including, among other items, the effect of currency fluctuations and the political and economic factors of other jurisdictions.



      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE


       LAZARD INTERNATIONAL SMALL CAP PORTFOLIO AND THE SALOMON EMI INDEX EX-US




[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED MATERIAL]


              Lazard
              International
              Small Cap
              Portfolio           Salomon EMI Index Ex-US



12-1          10,000              10,000
Dec-93        10,870              10,644
Jan-94        12,076.6            11,707.3
Feb-94        11,871.3            11,789.3
Mar-94        11,147.1            11,595.9
Apr-94        11,024.5            11,943.8
May-94        10,969.4            11,773
Jun-94        10,695.1            12,020.3
Jul-94        10,898.4            12,157.3
Aug-94        11,334.3            12,286.2
Sep-94        10,982.9            11,934.8
Oct-94        11,070.8            12,150.8
Nov-94        10,594.7            11,392.6
Dec-94        10,361.7            11,545.2
Jan-95        10,050.8            11,170
Feb-95         9,990.5            11,006.9
Mar-95         9,760.7            11,474.7
Apr-95         9,975.5            11,819
May-95        10,244.8            11,612.1
Jun-95        10,337              11,469.3
Jul-95        10,729.8            12,138
Aug-95        10,633.2            11,830.9
Sep-95        10,941.6            11,923.2
Oct-95        10,514.9            11,579.8
Nov-95        10,483.3            11,702.5
Dec-95        10,546.2            12,150.7
Jan-96        10,715              12,367
Feb-96        10,800.7            12,559.9
Mar-96        10,941.1            12,848.8
Apr-96        11,378.7            13,524.7
May-96        11,458.4            13,415.1
Jun-96        11,492.8            13,416.5
Jul-96        11,090.5            12,909.3
Aug-96        11,445.4            13,039.7
Sep-96        11,514.1            13,112.7
Oct-96        11,606.2            13,061.6
Nov-96        12,151.7            13,275.8
Dec-96        12,176              13,031.5
Jan-97        12,334.3            12,750
Feb-97        12,568.6            12,964.2
Mar-97        12,375.1            12,791.8
Apr-97        11,937              12,601.2
May-97        12,505.2            13,409
Jun-97        13,070.4            13,712
Jul-97        12,956.7            13,504.9
Aug-97        12,566.7            12,928.3
Sep-97        13,296.9            13,158.4
Oct-97        12,658.6            12,638.7
Nov-97        12,253.5            12,075
Dec-97        12,198              11,808.1




LAZARD EMERGING MARKETS PORTFOLIO

The Lazard Emerging Markets Portfolio seeks long-term capital appreciation through investing primarily in equity securities of non-United States issuers who are located, or doing significant business, in emerging market countries. Emerging market countries include countries where political and economic trends have recently produced, or are producing, a more stable economy, or countries that have recently developed, or are developing, financial markets and investment liquidity. The Lazard Emerging Markets Portfolio seeks securities of issuers whose potential is significantly enhanced by their relationship to the emerging markets country that the Investment Manager considers to be inexpensively priced relative to the return on total capital or equity.



                    COMPARISON OF $10,000 INVESTMENT IN THE
                  INSTITUTIONAL SHARES OF THE LAZARD EMERGING

MARKETS PORTFOLIO AND INTERNATIONAL FINANCE CORP. INVESTABLE TOTAL RETURN INDEX



[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED MATERIAL]



              Lazard          International
              Emerging        Finance Corp.
              Markets         Investable
              Portfolio       Return Index

7-15          10,000          10,000
Jul-94        10,210          10,336
Aug-94        11,302.47       11,669.34
Sep-94        11,664.15       11,957.58
Oct-94        11,582.5        11,565.37
Nov-94        11,327.68       11,125.88
Dec-94         9,866.41        9,946.54
Jan-95         8,642.98        8,612.71
Feb-95         8,426.9         8,502.47
Mar-95         8,410.05        8,483.76
Apr-95         8,662.35        8,842.62
May-95         9,173.43        9,170.69
Jun-95         9,155.08        9,224.79
Jul-95         9,502.98        9,513.53
Aug-95         9,379.44        9,265.23
Sep-95         9,473.23        9,190.18
Oct-95         9,056.41        8,843.71
Nov-95         8,938.68        8,799.49
Dec-95         9,296.22        9,102.19
Jan-96        10,179.37        9,884.98
Feb-96        10,260.8         9,667.51
Mar-96        10,260.8         9,802.86
Apr-96        10,917.49       10,194.97
May-96        11,288.69       10,104.23
Jun-96        11,187.09       10,217.4
Jul-96        10,694.86        9,546.12
Aug-96        10,887.36        9,842.05
Sep-96        11,192.21        9,986.73
Oct-96        11,069.1         9,772.01
Nov-96        11,390.1         9,916.64
Dec-96        11,492.61        9,960.27
Jan-97        12,262.61       10,663.47
Feb-97        12,789.91       11,185.98
Mar-97        12,667.12       10,909.68
Apr-97        12,800.13       10,725.31
May-97        13,217.41       11,089.97
Jun-97        14,195.5        11,567.95
Jul-97        14,174.21       11,680.16
Aug-97        12,624.97       10,188.6
Sep-97        13,206.98       10,519.73
Oct-97        10,794.06        8,793.44
Nov-97        10,274.87        8,375.75
Dec-97        10,366.32        8,483.8


    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)
--------------------------------------------------------------------------------

LAZARD BOND PORTFOLIO


The Lazard Bond Portfolio seeks to build and preserve capital through investing in a range of bonds, including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, mortgage-backed securities, asset-backed securities, municipal securities and corporate fixed-income securities.



      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE



 LAZARD BOND PORTFOLIO AND THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND
          INDEX




[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED MATERIAL]



              LAZARD          LEHMAN INTERMEDIATE
              BOND            GOVERNMENT/CORPORATE
              PORTFOLIO       BOND INDEX

10-31         10,000          10,000
Nov-91        10,100          10,115
Dec-91        10,392.9        10,361.8
Jan-92        10,278.6        10,267.5
Feb-92        10,309.4        10,307.6
Mar-92        10,247.6        10,267.4
Apr-92        10,329.5        10,357.7
May-92        10,474.2        10,518.3
Jun-92        10,610.3        10,673.9
Jul-92        10,822.5        10,886.3
Aug-92        10,919.9        10,995.2
Sep-92        11,040          11,144.7
Oct-92        10,896.5        10,999.9
Nov-92        10,852.9        10,958.1
Dec-92        10,994          11,104.9
Jan-93        11,191.9        11,321.4
Feb-93        11,371          11,500.3
Mar-93        11,393.7        11,546.3
Apr-93        11,473.5        11,638.7
May-93        11,416.1        11,613.1
Jun-93        11,633          11,795.4
Jul-93        11,714.5        11,823.7
Aug-93        11,913.6        12,011.7
Sep-93        11,901.7        12,062.2
Oct-93        11,937.4        12,094.7
Nov-93        11,901.6        12,027
Dec-93        11,925.4        12,082.3
Jan-94        12,116.2        12,216.4
Feb-94        11,910.2        12,352
Mar-94        11,636.3        12,169.2
Apr-94        11,485          11,968.4
May-94        11,427.6        11,887.1
Jun-94        11,416.2        11,895.4
Jul-94        11,621.6        11,896.6
Aug-94        11,633.3        11,933.4
Sep-94        11,377.3        11,823.7
Oct-94        11,388.7        11,822.5
Nov-94        11,354.5        11,769.3
Dec-94        11,411.3        11,810.5
Jan-95        11,593.9        12,010.1
Feb-95        11,825.8        12,258.7
Mar-95        11,896.7        12,328.5
Apr-95        12,051.4        12,480.2
May-95        12,533.4        12,857.1
Jun-95        12,621.2        12,943.2
Jul-95        12,545.5        12,944.5
Aug-95        12,670.9        13,062.3
Sep-95        12,810.3        13,156.4
Oct-95        12,989.6        13,302.4
Nov-95        13,132.5        13,476.7
Dec-95        13,237.6        13,618.2
Jan-96        13,356.7        13,735.3
Feb-96        13,209.8        13,574.6
Mar-96        13,183.4        13,505.4
Apr-96        13,157          13,458.1
May-96        13,143.9        13,447.3
Jun-96        13,262.1        13,589.9
Jul-96        13,301.9        13,630.6
Aug-96        13,341.8        13,641.5
Sep-96        13,542          13,831.1
Oct-96        13,745.1        14,076
Nov-96        13,951.3        14,261.8
Dec-96        13,881.5        14,170.5
Jan-97        13,978.7        14,225.8
Feb-97        14,006.6        14,252.8
Mar-97        13,898.8        14,154.4
Apr-97        14,071.1        14,320
May-97        14,211.8        14,438.9
Jun-97        14,344          14,570.3
Jul-97        14,603.6        14,866.1
Aug-97        14,556.9        14,791.7
Sep-97        14,743.2        14,963.3
Oct-97        14,892.1        15,127.9
Nov-97        14,920.4        15,161.2
Dec-97        15,062.2        15,282.5







LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO

The Lazard International Fixed-Income Portfolio seeks high total return from a combination of current income and capital appreciation, consistent with what the Investment Manager considers to be prudent investment risk, through investing primarily in foreign fixed-income securities of varying maturities.


      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE
              LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO AND THE

                   SALOMON WORLD GOVERNMENT BOND INDEX EX-US



[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED MATERIAL]


              LAZARD                  SALOMON WORLD
              INTERNATIONAL           GOVERNMENT
              FIXED-INCOME            BOND INDEX
              PORTFOLIO               EX-US

10-31         10,000                  10,000
Nov-91        10,040                  10,156
Dec-91        10,401.4                10,684.1
Jan-92        10,099.8                10,493.9
Feb-92        10,109.9                10,435.2
Mar-92         9,968.4                10,324.6
Apr-92        10,028.2                10,398.9
May-92        10,309                  10,718.1
Jun-92        10,504.8                11,018.2
Jul-92        10,662.4                11,275
Aug-92        10,971.6                11,590.7
Sep-92        10,960.6                11,706.6
Oct-92        10,719.5                11,388.2
Nov-92        10,548                  11,207.1
Dec-92        10,621.8                11,274.3
Jan-93        10,791.8                11,428.8
Feb-93        10,996.8                11,656.2
Mar-93        11,194.8                11,945.3
Apr-93        11,564.2                12,303.7
May-93        11,760.8                12,527.6
Jun-93        11,643.2                12,293.3
Jul-93        11,678.1                12,301.9
Aug-93        12,063.5                12,739.9
Sep-93        12,244.4                12,955.2
Oct-93        12,232.2                12,895.6
Nov-93        12,146.6                12,836.3
Dec-93        12,280.2                12,978.7
Jan-94        12,366.1                13,034.5
Feb-94        12,341.4                13,071
Mar-94        12,427.8                13,230.5
Apr-94        12,402.9                13,316.5
May-94        12,328.5                13,138.1
Jun-94        12,636.7                13,456
Jul-94        12,624.1                13,491
Aug-94        12,523.1                13,412.7
Sep-94        12,773.6                13,678.3
Oct-94        13,092.9                14,031.2
Nov-94        12,857.2                13,749.2
Dec-94        12,792.9                13,756.1
Jan-95        12,984.8                14,055.8
Feb-95        13,387.4                14,454.2
Mar-95        14,485.1                15,742.3
Apr-95        14,890.7                16,079
May-95        15,248.1                16,430
Jun-95        15,339.6                16,511.9
Jul-95        15,339.6                16,599.2
Aug-95        14,526.6                15,650.1
Sep-95        14,918.8                16,111
Oct-95        15,023.2                16,159.3
Nov-95        15,128.4                16,304.7
Dec-95        15,264.6                16,451.5
Jan-96        14,989.8                16,089.5
Feb-96        15,019.8                16,137.8
Mar-96        15,019.8                16,186.2
Apr-96        15,034.8                16,153.9
May-96        15,094.9                16,170
Jun-96        15,185.5                16,267
Jul-96        15,580.3                16,716
Aug-96        15,673.8                16,828
Sep-96        15,705.2                16,796
Oct-96        15,956.4                17,079.9
Nov-96        16,147.9                17,276.3
Dec-96        16,115.6                17,153.6
Jan-97        15,487.1                16,457.2
Feb-97        15,367.9                16,266.3
Mar-97        15,221.9                16,163.8
Apr-97        14,917.4                15,835.7
May-97        15,418.7                16,418.4
Jun-97        15,612.9                16,620.4
Jul-97        15,238.2                16,188.3
Aug-97        15,209.3                16,261.1
Sep-97        15,584.9                16,656.2
Oct-97        15,756.4                17,029.3
Nov-97        15,433.4                16,593.4
Dec-97        15,149.4                16,425.8








    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
GROWTH CHARTS (CONTINUED)
--------------------------------------------------------------------------------


LAZARD STRATEGIC YIELD PORTFOLIO

The Lazard Strategic Yield Portfolio seeks total return by placing approximately equal emphasis on capital appreciation and current income through investing principally in a wide variety of domestic and foreign high-yielding fixed-income securities. The Lazard Strategic Yield Portfolio may invest up to 50% of its total assets in foreign, fixed-income securities. Many of the high-yielding securities in which the Lazard Strategic Yield Portfolio invests are rated in the lower rating categories (i.e., below investment grade) by the nationally recognized securities rating services. These securities, which are often referred to as "junk bonds", are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.



      COMPARISON OF $10,000 INVESTMENT IN THE INSTITUTIONAL SHARES OF THE



        LAZARD STRATEGIC YIELD PORTFOLIO AND ONE MONTH LIBOR USD FIXED INDEX





[THE FOLLOWING TABLE REPRESENTS A CHART IN THE PRINTED MATERIAL]




              LAZARD          ONE MONTH
              STRATEGIC       LIBOR
              YIELD           USD FIXED
              PORTFOLIO       INDEX


10-1          10,000          10,000
Oct-91        10,360          10,042
Nov-91        10,494.7        10,084.2
Dec-91        10,211.3        10,119.5
Jan-92        10,129.6        10,153.9
Feb-92        10,291.7        10,189.4
Mar-92        10,415.2        10,225.1
Apr-92        10,415.2        10,257.8
May-92        10,529.8        10,291.6
Jun-92        10,635.1        10,324.6
Jul-92        10,837.1        10,353.5
Aug-92        10,956.3        10,383.5
Sep-92        11,076.9        10,410.5
Oct-92        10,600.6        10,438.6
Nov-92        10,600.6        10,475.2
Dec-92        10,823.2        10,503.4
Jan-93        11,104.6        10,530.7
Feb-93        11,315.6        10,558.1
Mar-93        11,496.6        10,585.6
Apr-93        11,508.1        10,613.1
May-93        11,611.7        10,641.8
Jun-93        11,925.2        10,669.4
Jul-93        12,080.2        10,697.2
Aug-93        12,176.9        10,725
Sep-93        12,164.7        10,752.9
Oct-93        12,347.2        10,780.8
Nov-93        12,384.2        10,812.1
Dec-93        12,495.7        10,841.3
Jan-94        12,745.6        10,869.5
Feb-94        12,554.4        10,901
Mar-94        12,303.3        10,933.7
Apr-94        12,131.1        10,969.8
May-94        12,131.1        11,009.3
Jun-94        12,046.1        11,050
Jul-94        12,178.6        11,090.9
Aug-94        12,349.1        11,135.2
Sep-94        12,275.1        11,180.9
Oct-94        12,250.5        11,226.7
Nov-94        12,299.5        11,281.8
Dec-94        12,201.1        11,337
Jan-95        12,188.9        11,392.6
Feb-95        12,249.9        11,449.5
Mar-95        12,311.1        11,506.8
Apr-95        12,594.3        11,563.2
May-95        12,934.3        11,619.8
Jun-95        13,011.9        11,677.9
Jul-95        13,116          11,734
Aug-95        13,260.3        11,790.3
Sep-95        13,379.6        11,846.9
Oct-95        13,473.3        11,900.9
Nov-95        13,648.4        11,957.7
Dec-95        13,853.2        12,015.3
Jan-96        14,130.2        12,068.2
Feb-96        14,073.7        12,122.5
Mar-96        14,172.2        12,175.8
Apr-96        14,299.8        12,229.4
May-96        14,442.8        12,283.2
Jun-96        14,601.6        12,337.3
Jul-96        14,689.2        12,391.6
Aug-96        14,850.8        12,446.1
Sep-96        15,177.5        12,500.8
Oct-96        15,344.5        12,555.9
Nov-96        15,574.7        12,612.4
Dec-96        15,730.4        12,669.1
Jan-97        15,919.2        12,724.9
Feb-97        16,078.4        12,780.8
Mar-97        15,994.8        12,839.6
Apr-97        16,082.7        12,898.7
May-97        16,275.7        12,958
Jun-97        16,435.2        13,017.6
Jul-97        16,547          13,078.8
Aug-97        16,464.2        13,140.3
Sep-97        16,638.8        13,202
Oct-97        16,424.1        13,264.1
Nov-97        16,519.4        13,330.4
Dec-97        16,555.7        13,394.4





    PAST PERFORMANCE IS NOT INDICATIVE, NOR A GUARANTEE, OF FUTURE RESULTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PERFORMANCE TABLE
--------------------------------------------------------------------------------



                                                AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER
                                                                           31,
                                                                          1997
                                                                  INSTITUTIONAL SHARES
                                               ----------------------------------------------------------
                                                  ONE         THREE       FIVE        TEN       SINCE
                                                 YEAR         YEAR        YEAR        YEAR    INCEPTION*
                                               ------------- ----------- ----------- -------- -----------
Lazard Equity Portfolio                          25.13%       27.36%     20.63%      17.14%    14.75%
Standard & Poor's 500 Stock Index                33.36%       31.15%     20.27%      18.05%    15.42%
Lazard Mid Cap Portfolio                             -            -          -       -             -
Russell Mid Cap Stock Index                          -            -          -       -             -
Lazard Small Cap Portfolio                       28.06%       24.47%     20.68%      -         21.57%
Russell 2000 Stock Index                         22.36%       22.33%     16.41%      -         16.80%
Lazard Bantam Value Portfolio                    33.94%           -          -       -         37.32%
Russell 2000 Stock Index++                       22.36%           -          -       -         19.60%
Lazard Global Equity Portfolio                   15.26%           -          -       -         15.57%
MSCI World Index++                               15.76%           -          -       -         14.33%
Lazard International Equity Portfolio            11.84%       13.53%     13.96%      -         10.50%
MSCI EAFE Index++                                 1.78%        6.28%     11.39%      -          6.91%
Lazard International Small Cap Portfolio          0.27%        5.68%         -       -          5.10%
Salomon EMI Index Ex-US++                       ( 9.39%)       0.75%         -       -          4.15%
Lazard Emerging Markets Portfolio               ( 9.84%)       1.61%         -       -          0.98%
IFC Investable Total Return Index               (14.85%)      (5.16%)        -       -         (4.68%)
Lazard Bond Portfolio                             8.57%        9.60%      6.48%      -          6.83%
Lehman Intermediate Gov't/Corp Bond Index         7.87%        8.98%      6.67%      -          7.18%
Lazard International Fixed-Income Portfolio+    ( 5.58%)       5.95%      7.46%      -          7.02%
Salomon World Government Bond Index Ex-US+      ( 4.26%)       6.01%      7.77%      -          8.34%
Lazard Strategic Yield Portfolio                  5.31%       10.80%      8.96%      -          8.46%
One Month LIBOR USD Fixed Index                   5.80%        5.84%      5.09%      -          4.89%



NOTES TO PERFORMANCE TABLE

 *Performance is measured for Lazard Equity Portfolio from: June 1,
  1987-Institutional, February 5, 1997-Open; Lazard Mid Cap Portfolio from:
  November 4, 1997-Institutional, November 4, 1997-Open; Lazard Small Cap Portfolio from: October 31, 1991-Institutional, January 30, 1997-Open; Lazard Bantam Value Portfolio from: March 4, 1996-Institutional, January 23, 1997-Open; Lazard Global Equity Portfolio from: January 3, 1996-Institutional, January 30, 1997-Open; Lazard International Equity Portfolio from: October 31, 1991-Institutional, January 23, 1997-Open; Lazard International Small Cap Portfolio from: December 1, 1993-Institutional, February 13, 1997-Open; Lazard Emerging Markets Portfolio from: July 15, 1994-Institutional, January 8, 1997-Open; Lazard Bond Portfolio from: October 31, 1991-Institutional, March 5, 1997-Open; Lazard International Fixed-Income Portfolio from: October 31, 1991-Institutional, January 8, 1997-Open; Lazard Strategic Yield Portfolio from: October 1, 1991-Institutional, January 23, 1997-Open.



  The performance for the relevant index is for the comparable period. Portfolio returns are net of fees and assume reinvestment of dividends and capital gain distributions, if any. Certain expenses of a Portfolio may have been reimbursed by the Investment Manager, without such reimbursement of expenses the Portfolio's total return would have been lower.

 +Effective January 1, 1993, the Portfolio is measured by the index "excluding
  U.S." Performance of the index "Since Inception" is a blended return of the index "including U.S." and the index "excluding U.S." for the applicable periods.

++Broad market index returns are calculated from the nearest month end to the Portfolio's inception date.

                     See additional footnotes on next page.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.
PERFORMANCE TABLE (CONTINUED)
--------------------------------------------------------------------------------



                                                       Cumulative Total Returns for Periods Ended December 31, 1997
                                               ----------------------------------------------------------------------------
                                                                           Institutional Shares
                                               ----------------------------------------------------------------------------
                                                                One         Three        Five          Ten       Since
                                                  YTD          Year          Year        Year         Year     Inception*
                                               ------------- ------------- ------------ ------------ --------- ------------
Lazard Equity Portfolio                          25.13%        25.13%       106.59%     155.41%      386.45%    329.57%
Standard & Poor's 500 Stock Index                33.36%        33.36%       125.60%     151.63%      425.67%    356.05%
Lazard Mid Cap Portfolio                          2.75%            -             -           -       -            2.75%
Russell Mid Cap Stock Index                       3.10%            -             -           -       -            3.10%
Lazard Small Cap Portfolio                       28.06%        28.06%        92.86%     156.00%      -          233.85%
Russell 2000 Stock Index++                       22.36%        22.36%        83.06%     113.73%      -          160.74%
Lazard Bantam Value Portfolio                    33.94%        33.94%            -           -       -           78.53%
Russell 2000 Stock Index++                       22.36%        22.36%            -           -       -           38.69%
Lazard Global Equity Portfolio                   15.26%        15.26%            -           -       -           33.46%
MSCI World Index++                               15.76%        15.76%            -           -       -           30.61%
Lazard International Equity Portfolio            11.84%        11.84%        46.33%      92.22%      -           85.22%
MSCI EAFE Index++                                 1.78%         1.78%        20.05%      71.49%      -           51.00%
Lazard International Small Cap Portfolio          0.27%         0.27%        18.03%          -       -           22.54%
Salomon EMI Index Ex-US++                       ( 9.39%)      ( 9.39%)        2.28%          -       -           18.08%
Lazard Emerging Markets Portfolio               ( 9.84%)      ( 9.84%)        4.91%          -       -            3.44%
IFC Investable Total Return Index               (14.85%)      (14.85%)      (14.70%)         -       -          (15.30%)
Lazard Bond Portfolio                             8.57%         8.57%        31.65%      36.91%      -           50.37%
Lehman Intermediate Gov't/Corp Bond Index         7.87%         7.87%        29.43%      38.11%      -           53.38%
Lazard International Fixed-Income Portfolio+    ( 5.58%)      ( 5.58%)       18.94%      43.31%      -           52.00%
Salomon World Government Bond Index Ex-US+      ( 4.26%)      ( 4.26%)       19.14%      45.36%      -           63.88%
Lazard Strategic Yield Portfolio                  5.31%         5.31%        36.03%      53.58%      -           66.17%
One Month LIBOR USD Fixed Index                   5.80%         5.80%        18.57%      28.17%      -           34.73%



                                                 Open
                                                Shares
                                               -------------
                                                  YTD
                                               -------------
Lazard Equity Portfolio                          18.91%
Standard & Poor's 500 Stock Index                26.06%
Lazard Mid Cap Portfolio                          2.71%
Russell Mid Cap Stock Index                       3.10%
Lazard Small Cap Portfolio                       25.59%
Russell 2000 Stock Index++                        6.88%
Lazard Bantam Value Portfolio                    27.75%
Russell 2000 Stock Index++                        6.88%
Lazard Global Equity Portfolio                   16.71%
MSCI World Index++                               14.41%
Lazard International Equity Portfolio            14.07%
MSCI EAFE Index++                                 5.50%
Lazard International Small Cap Portfolio        ( 3.24%)
Salomon EMI Index Ex-US++                       ( 7.39%)
Lazard Emerging Markets Portfolio               (11.98%)
IFC Investable Total Return Index               (16.61%)
Lazard Bond Portfolio                             7.21%
Lehman Intermediate Gov't/Corp Bond Index         7.35%
Lazard International Fixed-Income Portfolio+    ( 4.81%)
Salomon World Government Bond Index Ex-US+      ( 3.28%)
Lazard Strategic Yield Portfolio                  3.76%
One Month LIBOR USD Fixed Index                   5.78%




Past performance is not indicative, nor a guarantee, of future results; the investment return and principal value of each Portfolio of The Lazard Funds, Inc. will fluctuate so that an investor's shares in a Portfolio, when redeemed, may be more or less than their original cost. Within the longer periods illustrated, there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods.


The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. These indices are unmanaged and have no fees or costs. The S&P 500 Stock Index is an index of common stocks and is a registered trademark of The McGraw Hill Companies. The Russell Mid Cap Stock Index measures the performance of the 800 smallest companies in the Russell 1000 Index. The Russell 2000 Stock Index is an index of common stocks and is a registered trademark of the Frank Russell Company. The Morgan Stanley Capital International (MSCI) World Index is an arithmetic, market value-weighted average return net of dividends taxation, which is derived from equities of Europe, Australia and Far East (EAFE) Index countries plus equities from Canada and the United States. The Morgan Stanley Capital International (MSCI) Europe, Australia and Far East Index (EAFE) is comprised of international equities that are compiled by Morgan Stanley Capital International. The Salomon Extended Market Index (EMI) Ex-US and the Salomon World Government Bond Index Ex-US are compiled by Salomon Brothers. The IFC Investable Total Return Index is an index of emerging markets securities that represent 65% of market capital compiled by the International Finance Corporation. The Lehman Intermediate Gov't/Corp. Bond Index is an index calculated by Lehman Brothers. The London Interbank Offered Rates (LIBOR) US Dollar Fixed Index is an average derived from sixteen quotations provided by banks determined by the British Bankers Association.



This performance data is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------




DESCRIPTION                           SHARES     VALUE
------------------------------------ --------- -------------

LAZARD EQUITY PORTFOLIO
COMMON STOCKS--97.0%
AEROSPACE & DEFENSE--3.7%
 Allied Signal, Inc. ...............  159,100   $ 6,194,956
 United Technologies Corp...........   94,700     6,895,344
                                                -----------
                                                 13,090,300
                                                -----------
AGRICULTURAL MACHINERY--1.5%
 Deere & Co. .......................   92,800     5,411,400
                                                -----------
AIRLINES--1.1%
 UAL Corp. (a) .....................   41,600     3,848,000
                                                -----------
AUTOMOTIVE--3.2%
 Chrysler Corp......................  103,100     3,627,831
 General Motors Corp................  127,600     7,735,750
                                                -----------
                                                 11,363,581
                                                -----------
BANKS--10.4%
 BankAmerica Corp...................   86,100     6,285,300
 Bankers Trust New York Corp........   35,700     4,014,019
 Chase Manhattan Corp...............   50,312     5,509,164
 Fleet Financial Group, Inc.........   69,500     5,208,156
 KeyCorp ...........................   72,500     5,133,906
 Mellon Bank Corp...................   96,800     5,868,500
 Wells Fargo & Co...................   15,200     5,159,450
                                                -----------
                                                 37,178,495
                                                -----------
BEVERAGES--4.8%
 Cadbury Schweppes PLC (b) .........  114,500     4,737,437
 Diageo PLC (a), (b) ...............   92,500     3,503,438
 Heineken NV (b) ...................   28,300     4,927,862
 PepsiCo, Inc. .....................  112,100     4,084,644
                                                -----------
                                                 17,253,381
                                                -----------
BROADCASTING--1.2%
 Viacom, Inc., Class B (a) .........  102,600     4,251,488
                                                -----------
CHEMICALS & PLASTICS--1.8%
 Du Pont (E.I.) De Nemours
  & Co. ............................  106,000     6,366,625
                                                -----------
COMPUTERS & BUSINESS EQUIPMENT--7.8%
 Bay Networks, Inc. (a) ............  100,100     2,558,806
 Electronic Data Systems Corp.......  122,000     5,360,375
 Hewlett-Packard Co. ...............   85,800     5,362,500
 International Business
  Machines Corp. ...................   79,900     8,354,544
 NCR Corp. (a) .....................  163,600     4,550,125
 Silicon Graphics, Inc. (a) ........      100         1,244
 Sun Microsystems, Inc. (a) ........   40,800     1,626,900
                                                -----------
                                                 27,814,494
                                                -----------
CONGLOMERATES--3.0%
 Philip Morris Companies, Inc.......  239,800    10,865,937
                                                -----------
DRUGS & HEALTH CARE--7.9%
 Aetna, Inc. .......................   72,800     5,136,950
 American Home Products
  Corp. ............................  115,100     8,805,150
 Amgen, Inc. .......................   70,900     3,837,462
 Astra AB (b) ......................  249,333     4,285,410
 Johnson & Johnson .................   62,400     4,110,600
 St. Jude Medical, Inc. (a) ........   74,200     2,263,100
                                                -----------
                                                 28,438,672
                                                -----------
ELECTRONICS--2.1%
 Honeywell, Inc. ...................   80,100     5,486,850
 Micron Technology, Inc. (a) .......   76,200     1,981,200
                                                -----------
                                                  7,468,050
                                                -----------
ENERGY--5.3%
 Atlantic Richfield Co. ............   45,300     3,629,663
 Elf Aquitaine SA (b) ..............   50,200     2,942,975
 Mobil Corp. .......................  112,000     8,085,000
 Noble Affiliates, Inc. ............  116,900     4,120,725
                                                -----------
                                                 18,778,363
                                                -----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              15

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




DESCRIPTION                        SHARES      VALUE
--------------------------------- --------- -------------

LAZARD EQUITY PORTFOLIO (CONTINUED)
FINANCIAL SERVICES--0.6%
 Firstar Corp. ...................  53,800   $  2,283,138
                                             ------------
GAS EXPLORATION--1.1%
 Burlington Resources, Inc. ......  90,400      4,051,050
                                             ------------
HOTELS & RESTAURANTS--1.9%
 McDonalds Corp. ................. 138,500      6,613,375
                                             ------------
INDUSTRIAL & MACHINERY--0.7%
 Ingersoll Rand, Co. .............  62,500      2,531,250
                                             ------------
INSURANCE--6.4%
 Allstate Corp. ..................  51,899      4,716,322
 The Hartford Financial Services
  Group, Inc. ....................  79,000      7,391,437
 Travelers Group, Inc. ........... 197,649     10,648,340
                                             ------------
                                               22,756,099
                                             ------------
LEISURE TIME--1.3%
 Brunswick Corp. ................. 157,600      4,777,250
                                             ------------
MULTIMEDIA--3.7%
 Gannett Company, Inc. ........... 132,000      8,159,250
 Reuters Holdings PLC (b) ........  74,500      4,935,625
                                             ------------
                                               13,094,875
                                             ------------
OIL & GAS--1.0%
 British Petroleum Company
  PLC (b) ........................  43,200      3,442,500
                                             ------------
PAPER PRODUCTS--1.9%
 Georgia Pacific Corp. ...........  54,000      3,280,500
 Kimberly-Clark Corp. ............  70,212      3,462,329
                                             ------------
                                                6,742,829
                                             ------------
PUBLISHING--2.9%
 Knight Ridder, Inc. .............  89,500      4,654,000
 New York Times Co. ..............  85,500      5,653,687
                                             ------------
                                               10,307,687
                                             ------------
RETAIL--7.2%
 American Stores Co. ............. 212,900      4,377,756
 Federated Department Stores,
  Inc. (a) ....................... 112,400      4,840,225
 Lowe's Companies, Inc. ..........  92,000      4,387,250
 Safeway, Inc. (a) ...............  57,200      3,617,900
 Sears Roebuck & Co. ............. 119,100      5,389,275
 Wal-Mart Stores, Inc. ...........  78,200      3,084,013
                                             ------------
                                               25,696,419
                                             ------------
SERVICES--1.5%
 Cognizant Corp. ................. 117,800      5,249,463
                                             ------------
TECHNOLOGY--1.7%
 Advanced Micro Devices, Inc.
  (a) ............................ 161,200      2,891,525
 LSI Logic Corp. (a) ............. 162,500      3,209,375
                                             ------------
                                                6,100,900
                                             ------------
TELECOMMUNICATIONS--6.3%
 Ameritech Corp. ................. 120,500      9,700,250
 Bell Atlantic Corp. ............. 100,200      9,118,200
 SBC Communications, Inc. ........  49,900      3,655,175
                                             ------------
                                               22,473,625
                                             ------------
TRUCKING & FREIGHT FORWARDING--0.8%
 Federal Express Corp. (a) .......  44,700      2,729,494
                                             ------------
UTILITIES--4.2%
 Dominion Resources, Inc. ........  18,500        787,406
 Duke Energy Corp. ............... 104,000      5,759,000
 Edison International ............ 259,500      7,055,156
 PacifiCorp ......................  47,000      1,283,688
                                             ------------
                                               14,885,250
                                             ------------
TOTAL COMMON STOCKS
 (Identified cost
  $284,312,492) ..................            345,863,990
                                             ------------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
16

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------





                                  PRINCIPAL
                                   AMOUNT
DESCRIPTION                      (000)           VALUE
-------------------------------- ----------   -------------
LAZARD EQUITY PORTFOLIO (CONTINUED)
REPURCHASE AGREEMENT--2.7%
 State Street Bank and Trust
  Company, 5.65%, 01/02/98
  (Dated 12/31/97, collateral-
  ized by $9,525,000 United
  States Treasury Notes, 6.25%,
  07/31/98, with a value of
  $9,805,254) (Identified
  cost $9,610,000) ................  $9,610    $  9,610,000
                                               ------------
TOTAL INVESTMENTS
 (Identified cost
  $293,922,492) (d) ...............   99.7%    $355,473,990
CASH AND OTHER ASSETS IN
 EXCESS OF LIABILITIES ............    0.3          912,182
                                     ------    ------------
NET ASSETS ........................  100.0%    $356,386,172
                                     ======    ============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              17

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




DESCRIPTION                           SHARES     VALUE
----------------------------------- ---------- ------------
LAZARD MID CAP PORTFOLIO
COMMON STOCKS--91.6%
AEROSPACE & DEFENSE--3.7%
 Gulfstream Aerospace Corp.
  (a) .............................   30,600    $  895,050
 Litton Industries, Inc. (a) ......   17,800     1,023,500
                                                 1,918,550
                                                ----------
AGRICULTURAL MACHINERY--1.7%
 AGCO Corp. .......................   30,400       889,200
AIRLINES-2.3%
 USAir Group, Inc. (a) ............   18,800     1,175,000
APPAREL & TEXTILES-1.5%
 Liz Claiborne, Inc. ..............   18,200       760,988
AUTO PARTS-3.7%
 Borg-Warner Automotive, Inc. .....   20,400     1,060,800
 Meritor Automotive, Inc. .........   39,900       840,394
                                                 1,901,194
                                                ----------
BANKING--3.9%
 North Fork Bancorp, Inc. .........   30,300     1,016,944
 Union Planters Corp. .............   14,700       998,681
                                                 2,015,625
                                                ----------
BROADCASTING--2.1%
 The E.W. Scripps Co., Class A ....   22,700     1,099,531
COMMERCIAL SERVICES-2.0%
 Pittston Brink's Group ...........   25,100     1,010,275
COMPUTERS & BUSINESS EQUIPMENT-3.6%
 NCR Corp. (a) ....................   31,800       884,438
 Storage Technology Corp. (a) .....   15,400       953,837
                                                 1,838,275
                                                ----------
CONSTRUCTION MATERIALS--1.9%
 Martin Marietta Materials, Inc. ..   26,400       965,250

DRUGS & HEALTH CARE--5.4%
 Mallinckrodt, Inc. ...............   25,700       976,600
 Perrigo Co. (a) ..................   66,400       888,100
 St. Jude Medical, Inc. (a) .......   29,900       911,950
                                                 2,776,650
                                                ----------
ELECTRICAL EQUIPMENT--1.9%
 UCAR International, Inc. (a) .....   24,400       974,475
ELECTRONICS--5.3%
 Lam Research Corp. (a) ...........   30,600       895,050
 Lexmark International Group,
  Inc., Class A (a) ...............   28,400     1,079,200
 LSI Logic Corp. (a) ..............   37,500       740,625
                                                 2,714,875
                                                ----------
ENERGY--1.4%
 Noble Affiliates, Inc. ...........   21,200       747,300
FINANCIAL SERVICES-5.6%
 Beneficial Corp. .................   11,500       955,937
 Firstar Corp. ....................   24,500     1,039,719
 The CIT Group, Inc., Class A(a) ..   28,500       919,125
                                                 2,914,781
                                                ----------
HOUSEHOLD APPLIANCES
   & HOME FURNISHINGS--1.6%
 Maytag Corp. .....................   22,100       824,606
HOUSEHOLD PRODUCTS--1.0%
 Dial Corp. .......................   25,200       524,475
INDUSTRIAL & MACHINERY--1.7%
 Briggs & Stratton Corp. ..........   17,700       859,556
INSURANCE--5.7%
 Hartford Life, Inc. Class A ......   23,900     1,082,969
 Old Republic International
  Corp. ...........................   24,700       918,531
 Scor (b) .........................   19,300       921,575
                                                 2,923,075
                                                ----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
18

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




DESCRIPTION                            SHARES     VALUE
------------------------------------ ---------- ------------

LAZARD MID CAP PORTFOLIO (CONTINUED)
LEISURE TIME--5.4%
 Brunswick Corp. ....................  26,900    $   815,406
 Galileo International, Inc. ........  34,200        944,775
 Royal Caribbean Cruises, Ltd. ......  19,000      1,012,938
                                                   2,773,119
                                                 -----------
MANUFACTURING--3.9%
 Crane Co. ..........................  23,000        997,625
 Mark IV Industries, Inc. ...........  46,000      1,006,250
                                                   2,003,875
                                                 -----------
NEWSPAPERS--2.0%
 Central Newspapers, Inc.,
  Class A ...........................  14,300      1,057,306
OIL & GAS-1.7%
 Enron Oil & Gas Co. ................  42,600        902,588
PAPER PRODUCTS--2.0%
 Temple-Inland, Inc. ................  19,700      1,030,556
REAL ESTATE--3.7%
 Boston Properties, Inc. ............  28,300        935,669
 Mack California Realty Corp. .......  23,800        975,800
                                                   1,911,469
                                                 -----------
RETAIL--3.8%
 Intimate Brands, Inc. ..............  42,100      1,013,031
 Tandy Corp. ........................  24,800        956,350
                                                   1,969,381
                                                 -----------
RETAIL TRADE-1.6%
 Proffitt's, Inc. (a) ...............  29,000        824,688
STEEL--1.5%
 Ispat International NV (a) .........  37,000        800,125

SOFTWARE--1.3%
 Autodesk, Inc. .....................  18,500        684,500
TELEPHONE--1.8%
 Frontier Corp. .....................  39,300        945,656
TOYS & AMUSEMENTS--1.9%
 Hasbro, Inc. .......................  30,400        957,600
UTILITIES--5.0%
 CalEnergy Company, Inc. (a) ........  25,900        744,625
 NIPSCO Industries, Inc. ............  20,400      1,008,525
 Potomac Electric Power Co. .........  31,900        823,419
                                                   2,576,569
                                                 -----------
TOTAL COMMON STOCKS
 (Identified cost
  $45,985,243) ......................             47,271,113
                                                 -----------




                                  PRINCIPAL
                                   AMOUNT
                                    (000)
                                 -----------

REPURCHASE AGREEMENT--9.9%
 State Street Bank and Trust
  Company, 5.65%, 01/02/98
  (Dated 12/31/97, collateral-
  ized by $5,030,000 United
  States Treasury Notes, 6.25%,
  07/31/98, with a value of
  $5,177,998) (Identified cost
  $5,075,000) ....................... $5,075    5,075,000
                                              -----------
TOTAL INVESTMENTS (Identified
cost $51,060,243) (d) ............... 101.5%  $52,346,113
LIABILITIES IN EXCESS OF CASH
 AND OTHER ASSETS ................... (1.5)      (760,624)
                                      ------  -----------
NET ASSETS .......................... 100.0%  $51,585,489
                                      ======  ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




DESCRIPTION                                SHARES      VALUE
--------------------------------------- ----------- --------------
LAZARD SMALL CAP PORTFOLIO
COMMON STOCKS--92.3%
AIRLINES--0.5%
 Atlas Air, Inc. (a) ..................   337,000    $  8,088,000
                                                     ------------
AUTO PARTS--3.8%
 Borg-Wagner Automotive, Inc...........   213,000      11,076,000
 Exide Corp. ..........................   544,000      14,076,000
 Superior Industries
  International, Inc. .................   477,100      12,792,244
 Tower Automotive, Inc. (a) ...........   448,000      18,844,000
                                                     ------------
                                                       56,788,244
                                                     ------------
BANKING--8.4%
 AMRESCO, Inc. (a) ....................   635,500      19,223,875
 Coast Savings Financial,
  Inc. (a) ............................   310,000      21,254,375
 Cullen/Frost Bankers, Inc. ...........   324,000      19,662,750
 Hibernia Corp. Class A ...............   908,770      17,096,236
 HUBCO, Inc. ..........................   145,800       5,704,425
 North Fork Bancorp, Inc. .............   688,040      23,092,342
 Quick & Reilly Group, Inc. ...........   445,500      19,156,500
                                                     ------------
                                                      125,190,503
                                                     ------------
BUSINESS SERVICES AND SUPPLIES--1.4%
 American Pad & Paper Co. (a) .........   775,400       7,463,225
 CDI Corp. (a) ........................   145,200       6,642,900
 Norrell Corp..........................   315,900       6,278,513
                                                     ------------
                                                       20,384,638
                                                     ------------
CHEMICALS & PLASTICS--1.7%
 Ferro Corp. ..........................    24,000         583,500
 Mississippi Chemical Corp. ...........   623,845      11,385,171
 Schulman (A.), Inc. ..................   517,200      12,994,650
                                                     ------------
                                                       24,963,321
                                                     ------------
COMMERCIAL SERVICES--0.4%
 Inacom Corp. (a) .....................    63,000       1,767,938
 Metromail Corp. (a) ..................    23,200         414,700
 Pittston Brink's Group ...............   101,900       4,101,475
                                                     ------------
                                                        6,284,113
                                                     ------------
COMPUTERS & BUSINESS EQUIPMENT--3.7%
 Bell & Howell Co. (a) ................   415,800      10,057,162
 Lexmark International Group,
  Inc. Class A (a) ....................   377,100      14,329,800
 Stratus Computer, Inc. (a) ...........   485,100      18,342,844
 Wang Laboratories, Inc. (a) ..........   565,400      12,509,475
                                                     ------------
                                                       55,239,281
                                                     ------------
CONGLOMERATES--0.7%
 ACX Technologies, Inc. (a) ...........   440,000      10,752,500
                                                     ------------
CONSTRUCTION MATERIALS--0.1%
 Martin Marietta Materials, Inc. .......   28,600       1,045,688
                                                     ------------
CONTAINERS PAPER & PLASTIC--0.9%
 First Brands Corp. ...................   466,900      12,577,119
                                                     ------------
COSMETICS & TOILETRIES--1.0%
 Alberto Culver Co. Class A ...........   553,800      14,952,600
                                                     ------------
DRUGS & HEALTH CARE--4.6%
 Apria Healthcare Group, Inc. (a) .....   672,200       9,032,688
 Integrated Health Services, Inc. .....   502,130      15,660,179
 Magellan Health Services, Inc.
  (a) .................................   759,160      16,321,940
 Perrigo Co. (a) ...................... 1,388,020      18,564,767
 Sun Healthcare Group, Inc. (a) .......   462,000       8,951,250
                                                     ------------
                                                       68,530,824
                                                     ------------
ELECTRICAL EQUIPMENT--2.6%
 Anixter International, Inc.(a) .......   988,500      16,310,250
 Belden, Inc. .........................   447,520      15,775,080
 Lam Research Corp. (a) ...............   247,000       7,224,750
                                                     ------------
                                                       39,310,080
                                                     ------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
20

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------





DESCRIPTION                             SHARES      VALUE
------------------------------------ ----------- -------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)
ELECTRONICS--1.5%
 AMETEK, Inc. .......................  527,900    $ 14,253,300
 International Rectifier Corp. (a) ..  735,500       8,688,094
                                                  ------------
                                                    22,941,394
                                                  ------------
FINANCIAL SERVICES--0.0%
 Enhance Financial Services
  Group, Inc. .......................    8,600         511,700
                                                  ------------
GAS EXPLORATION--0.8%
 Barrett Resources Corp. (a) ........  385,100      11,649,275
                                                  ------------
HOMEBUILDERS--0.9%
 Kaufman & Broad Home Corp. .........  625,000      14,023,438
                                                  ------------
HOTELS & RESTAURANTS--0.9%
 Lone Star Steakhouse &
  Saloon, Inc. (a) ..................  270,900       4,740,750
 Morton's Restaurant Group,
  Inc. (a) ..........................  356,900       7,227,225
 NPC International, Inc. (a) ........  101,300       1,228,263
                                                  ------------
                                                    13,196,238
                                                  ------------
HOUSEHOLD APPLIANCES & HOME
  FURNISHINGS--3.7%
 Bassett Furniture Industries,
  Inc. ..............................  283,200       8,496,000
 Bush Industries, Inc. Class A ......  257,800       6,702,800
 Furniture Brands
  International, Inc. (a) ...........  911,400      18,683,700
 Harman International
  Industries, Inc. ..................  495,300      21,019,294
                                                  ------------
                                                    54,901,794
                                                  ------------
INDUSTRIAL & MACHINERY--5.1%
 Albany International Corp.
  Class A ...........................   34,900         802,700
 Briggs & Stratton Corp. ............  264,830      12,860,807
 Manitowoc Company, Inc. ............  464,250      15,088,125
 Regal-Beloit Corp. .................  220,000       6,503,750
 Roper Industries, Inc. .............  502,300      14,189,975
 Stewart & Stevenson Services,
  Inc. ..............................  350,500       8,937,750
 United Dominion Industries,
  Ltd. ..............................  719,800      18,219,937
                                                  ------------
                                                    76,603,044
                                                  ------------
INSURANCE--6.8%
 American Bankers Insurance
  Group, Inc. .......................  382,500      17,571,094
 Amerin Corp. (a) ...................  586,900      16,433,200
 Delphi Financial Group, Inc.,
  Class A (a) .......................  257,200      11,574,000
 NAC Re Corp. .......................  362,305      17,685,013
 Penncorp Financial Group, Inc. .....  519,300      18,532,518
 Reliance Group Holdings, Inc. ......1,180,000      16,667,500
 United Wisconsin Services,
  Inc. ..............................   83,200       2,142,400
                                                  ------------
                                                   100,605,725
                                                  ------------
INVESTMENT COMPANIES--0.7%
 Affiliated Managers Group,
  Inc. (a) ..........................  285,100       8,267,900
 CMAC Investment Corp. ..............   23,200       1,400,700
                                                  ------------
                                                     9,668,600
                                                  ------------
LEISURE TIME--2.6%
 Polaris Industries, Inc. ...........  522,700      15,975,019
 Regal Cinemas, Inc. (a) ............  347,500       9,686,562
 Vail Resorts, Inc. (a) .............  486,000      12,605,625
                                                  ------------
                                                    38,267,206
                                                  ------------
MACHINERY--1.4%
 JLG Industries, Inc. ...............  100,800       1,423,800
 McDermott International, Inc. ......  541,700      19,839,762
                                                  ------------
                                                    21,263,562
                                                  ------------
MANUFACTURING--7.1%
 Aeroquip-Vickers, Inc. .............  251,700      12,349,031
 Alltrista Corp. (a) ................  358,400      10,169,600
 Carlisle Companies, Inc. ...........  287,200      12,277,800



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              21

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------



DESCRIPTION                              SHARES      VALUE
------------------------------------- ----------- -------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)
 Crane Co. ..........................    515,140   $ 22,344,198
 Flowserve Corp. ....................      4,985        139,268
 Mark IV Industries, Inc. ...........  1,073,964     23,492,962
 Modine Manufacturing Co. ...........    207,500      7,080,938
 Varlen Corp. .......................    748,455     18,348,842
                                                   ------------
                                                    106,202,639
                                                   ------------
MEDICAL SUPPLIES--2.5%
 ADAC Laboratories (a) ..............     40,000        790,000
 Datascope Corp. (a) ................    586,200     15,167,925
 Dentsply International, Inc. .......    478,000     14,579,000
 The West Company, Inc. .............    202,900      6,036,275
                                                   ------------
                                                     36,573,200
                                                   ------------
OIL & GAS--1.9%
 Devon Energy Corp. .................    224,000      8,624,000
 Helmerich & Payne, Inc. ............     97,860      6,642,247
 Vintage Petroleum, Inc. ............    674,000     12,806,000
                                                   ------------
                                                     28,072,247
                                                   ------------
PAPER PRODUCTS--0.5%
 Chesapeake Corp. ...................    220,000      7,562,500
                                                   ------------
PUBLISHING--2.6%
 Banta Corp. ........................    671,350     18,126,450
 Mecklermedia Corp. (a) .............    420,000     10,447,500
 World Color Press, Inc. (a) ........    402,000     10,678,125
                                                   ------------
                                                     39,252,075
                                                   ------------
REAL ESTATE--4.7%
 Chateau Properties, Inc. ...........     61,451      1,935,707
 Entertainment Properties Trust .....    350,000      6,781,250
 FelCor Suite Hotels, Inc. ..........    468,825     16,643,287
 Glenborough Realty Trust, Inc. .....    566,600     16,785,525
 Kilroy Realty Corp. ................    511,000     14,691,250
 Reckson Associates Realty
  Corp. .............................    520,000     13,195,000
                                                   ------------
                                                     70,032,019
                                                   ------------
RETAIL--0.9%
 AnnTaylor Stores Corp. (a) .........     31,100        415,963
 Eagle Hardware & Garden, Inc.
  (a) ...............................     41,000        794,375
 Hughes Supply, Inc. ................    325,000     11,354,687
                                                   ------------
                                                     12,565,025
                                                   ------------
RETAIL TRADE--3.0%
 Carson Pirie Scott & Co. (a) .......    485,280     24,324,660
 Global DirectMail Corp. (a) ........     16,700        289,119
 Movado Group, Inc. .................    304,800      7,010,400
 Proffitt's, Inc. (a) ...............    474,400     13,490,750
                                                   ------------
                                                     45,114,929
                                                   ------------
SAVINGS & LOAN--0.4%
 Long Island Bancorp, Inc. ..........     11,900        590,538
 Queens County Bancorp, Inc. ........    127,697      5,171,728
                                                   ------------
                                                      5,762,266
                                                   ------------
STEEL--2.4%
 UCAR International, Inc. (a) .......    507,000     20,248,312
 WHX Corp. (a) ......................  1,340,000     15,912,500
                                                   ------------
                                                     36,160,812
                                                   ------------
TECHNOLOGY--1.0%
 VLSI Technology, Inc. (a) ..........    652,000     15,403,500
                                                   ------------
TELECOMMUNICATIONS--2.2%
 Associated Group, Inc.
  Class B (a)                            298,500      8,693,813
 CoreComm, Inc. (a)                      225,608      2,284,281
 NTL, Inc. (a)                           498,700     13,901,262
 Vanguard Cellular Systems,
  Inc. (a)                               605,600      7,721,400
 Verbex Voice Systems, Inc.
  (a), (j)                               180,501              0
                                                   ------------
                                                     32,600,756
                                                   ------------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
22

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------



DESCRIPTION                             SHARES           VALUE
---------------------------------- ----------------  ---------------
LAZARD SMALL CAP PORTFOLIO (CONTINUED)
TELECOMMUNICATIONS EQUIPMENT--3.1%
 Allen Group, Inc. ..................  838,365           $15,457,355
 Dynatech Corp. (a) .................  393,100            18,426,563
 Oak Industries, Inc. (a) ...........  433,685            12,875,023
                                                      --------------
                                                          46,758,941
                                                      --------------
TEXTILES, SHOES AND APPAREL--1.7%
 Mohawk Industries, Inc. (a) ........  142,350             3,122,803
 Oakley, Inc. (a) ...................  750,000             6,796,875
 WestPoint Stevens, Inc. (a) ........  335,000            15,828,750
                                                      --------------
                                                          25,748,428
                                                      --------------
TRANSPORTATION--1.5%
 Budget Group, Inc., Class A (a) ....  216,000             7,465,500
 Landstar Systems, Inc. (a) .........  180,700             4,765,962
 Pittston Burlington Group ..........  381,920            10,025,400
                                                      --------------
                                                          22,256,862
                                                      --------------
TRUCKING & FREIGHT FORWARDING--2.2%
 Rollins Truck Leasing Co. ..........  733,790            13,116,496
 Xtra Corp. .........................  336,000            19,698,000
                                                      --------------
                                                          32,814,496
                                                      --------------
UTILITIES--0.4%
 Calpine Corp. (a) ..................  418,200             6,220,725
                                                      --------------
TOTAL COMMON STOCKS
 (Identified cost
  $1,084,715,042) ...................                  1,376,840,307
                                                      --------------
                                      PRINCIPAL
                                       AMOUNT
                                        (000)
                                      --------
CONVERTIBLE BONDS--0.4%
COMMUNICATIONS--0.4%
 International CableTel, Inc.,
  7.00%, 6/15/08 (a) ................ $  5,589             5,449,275
                                                      --------------




RESTAURANTS, LODGING &
   ENTERTAINMENT--0.0%
 Interactive Light Holdings, Inc.,
  8.00%, 1/25/99 (a), (j) ...........    1,000               500,000
                                                       -------------
TELECOMMUNICATIONS--0.0%
 Verbex Voice Systems, Inc.,
  10.00%, 12/31/98 (a), (j) .........      100                     0
                                                       -------------
TOTAL CONVERTIBLE BONDS
 (Identified cost
  $6,689,000) .......................                      5,949,275
                                                       -------------
                                         SHARES
                                        --------
PREFERRED STOCKS--0.0%
TELECOMMUNICATIONS--0.0%
 Verbex Voice Systems, Inc.
  (a), (j)
  (Identified cost $1,500,000) ......  687,285                     0
                                                      --------------
                                       PRINCIPAL
                                         AMOUNT
                                         (000)
                                       --------
REPURCHASE AGREEMENT--9.0%
 State Street Bank and Trust
  Company, 5.65%, 01/02/98
  (Dated 12/31/97, collateral-
  ized by $132,930,000 United
  States Treasury Notes, 6.25%,
  07/31/98, with a value of
  $136,841,199) (Identified
  cost $134,156,000) ................ $134,156           134,156,000
                                                      --------------
TOTAL INVESTMENTS
 (Identified cost
  $1,227,060,042)
   (d) ..............................    101.7%       $1,516,945,582
LIABILITIES IN EXCESS OF CASH
 AND OTHER ASSETS ...................     (1.7)          (25,773,212)
                                        --------      --------------
NET ASSETS ..........................    100.0%       $1,491,172,370
                                        ========      ==============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              23

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




DESCRIPTION                            SHARES     VALUE
------------------------------------ ---------- ------------
LAZARD BANTAM VALUE PORTFOLIO
COMMON STOCKS--96.7%
AEROSPACE & DEFENSE-0.1%
 DONCASTERS PLC (a), (b) ............    4,000   $   84,500
                                                 ----------
AIRLINES--0.5%
 World Airways, Inc. (a) ............   58,800      404,250
                                                 ----------
APPAREL & TEXTILES--4.9%
 Candie's, Inc. (a) .................  180,000    1,057,500
 Novel Denim Holdings, Ltd. (a) .....   80,200    1,604,000
 Tefron, Ltd. (a) ...................   50,000    1,150,000
                                                 ----------
                                                  3,811,500
                                                 ----------
BANKS--1.6%
 Southwest Bancorporation of
  Texas, Inc. (a) ...................   40,000    1,245,000
                                                 ----------
BUSINESS SERVICES AND SUPPLIES--4.9%
 American Pad & Paper Co. (a) .......  128,000    1,232,000
 Box Hill Systems Corp. (a) .........  142,500    1,487,344
 Cellular Technical Services Co.
  (a) ...............................  351,000    1,118,812
                                                 ----------
                                                  3,838,156
                                                 ----------
CHEMICALS & PLASTICS--1.0%
 Mississippi Chemical Corp. .........   42,000      766,500
                                                 ----------
COMMERCIAL SERVICES--2.5%
 BridgeStreet Accomodations,
  Inc. (a) ..........................   70,000      710,937
 MoneyGram Payment Systems,
  Inc. (a) ..........................  117,600    1,264,200
                                                 ----------
                                                  1,975,137
                                                 ----------
COMPUTER SERVICES--1.6%
 ADAC Laboratories (a) ..............   65,000    1,283,750
                                                 ----------
DRUGS & HEALTH CARE--5.0%
 CorVel Corp. (a) ...................   54,000    2,038,500
 Integrated Health Services, Inc. ...   60,000    1,871,250
                                                 ----------
                                                  3,909,750
                                                 ----------
ELECTRONICS--1.3%
 OPTEK Technology, Inc. (a) .........   52,700    1,050,706
                                                 ----------
ENGINEERING & CONSTRUCTION--2.0%
 EMCOR Group, Inc. (a) ..............   75,000    1,537,500
                                                 ----------
FINANCIAL SERVICES--3.6%
 National Auto Credit, Inc. (a) .....  184,250      978,828
 Phoenix Duff & Phelps Corp. ........  225,600    1,804,800
                                                 ----------
                                                  2,783,628
                                                 ----------
FOOD & BEVERAGE--1.6%
 American Italian Pasta Co.,
  Class A (a) .......................   50,000    1,250,000
                                                 ----------
HOTELS & RESTAURANTS--3.8%
 Morton's Restaurant Group,
  Inc. (a) ..........................   79,400    1,607,850
 NPC International, Inc. (a) ........  112,000    1,358,000
                                                 ----------
                                                  2,965,850
                                                 ----------
HOUSEHOLD APPLIANCES & HOME
  FURNISHINGS--1.9%
 Stanley Furniture, Inc. (a) ........   54,300    1,513,613
                                                 ----------
INDUSTRIAL & MACHINERY--5.4%
 DT Industries, Inc. ................   55,800    1,897,200
 OmniQuip International, Inc. .......  116,300    2,318,731
                                                 ----------
                                                  4,215,931
                                                 ----------
INSURANCE--8.2%
 AmerUs Life Holdings, Inc. .........   32,200    1,187,375
 Delphi Financial Group,
  Inc.,Class A (a) ..................   27,886    1,254,870
 ESG Re Ltd. (a) ....................  101,000    2,373,500
 Stirling Cooke Brown
  Holdings,Ltd. (a) .................   64,000    1,568,000
                                                 ----------
                                                  6,383,745
                                                 ----------
LEISURE TIME--11.1%
 American Skiing Co. (a) ............  101,400    1,508,325



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
24


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THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------






DESCRIPTION                            SHARES            VALUE
----------------------------------  -----------       -----------
LAZARD BANTAM VALUE PORTFOLIO (CONTINUED)
 Carmike Cinemas, Inc., Class A
  (a) .............................  52,700           $  1,511,831
 Dover Downs Entertainment,
  Inc. ............................  87,800              2,013,913
 Steinway Musical Instruments,
  Inc. (a) ........................  71,000              1,641,875
 Trendwest Resorts, Inc. (a) ......  42,000                960,750
 WMS Industries, Inc. (a) .........  50,000              1,056,250
                                                      ------------
                                                         8,692,944
                                                      ------------
MANUFACTURING--9.1%
 Citation Corp. (a) ...............  99,000              1,608,750
 EASCO, Inc. ...................... 142,000              1,881,500
 Regal-Beloit Corp. ...............  65,500              1,936,344
 Varlen Corp. .....................  70,200              1,720,997
                                                      ------------
                                                         7,147,591
                                                      ------------
MEDICAL SUPPLIES--2.9%
 The West Company, Inc. ...........  52,800              1,570,800
 Young Innovations, Inc. (a) ......  40,000                720,000
                                                      ------------
                                                         2,290,800
                                                      ------------
METAL FABRICATE/HARDWARE--0.9%
 Special Metals Corp. (a) .........  40,000                720,000
                                                      ------------
OIL & GAS--5.6%
 Bayard Drilling Technologies,
  Inc. (a) ........................  94,100              1,529,125
 Cal Dive International, Inc. (a) .  63,500              1,555,750
 Willbros Group, Inc. (a) .........  85,000              1,275,000
                                                      ------------
                                                         4,359,875
                                                      ------------
PUBLISHING--1.5%
 Mecklermedia Corp. (a) ...........  48,000              1,194,000
                                                      ------------
STEEL--2.0%
 WHX Corp. (a) .................... 132,000              1,567,500
                                                      ------------
TELECOMMUNICATIONS EQUIPMENT--4.2%
 Allen Group, Inc. ................ 104,400              1,924,875
 Cidco, Inc. (a) ..................  69,000              1,345,500
                                                      ------------
                                                         3,270,375
TOBACCO--2.1%
 Swisher International Group,
  Inc. (a) ........................  95,500              1,623,500
                                                      ------------
TOYS & AMUSEMENTS--1.3%
 GT Bicycles, Inc. (a) ............ 170,600              1,012,938
                                                      ------------
TRANSPORTATION--3.9%
 Genesee & Wyoming, Inc.,
  Class A (a) .....................  63,000              1,472,625
 Pittston Burlington Group ........  61,600              1,617,000
                                                      ------------
                                                         3,089,625
                                                      ------------
TRUCKING & FREIGHT FORWARDING--2.2%
 Interpool, Inc. .................. 117,000              1,733,062
                                                      ------------
TOTAL COMMON STOCKS
 (Identified
  cost $68,717,979) ...............                     75,721,726
                                                      ------------
                                     PRINCIPAL
                                      AMOUNT
                                       (000)
                                     -------
REPURCHASE AGREEMENT--5.0%
 State Street Bank and Trust
  Company, 5.65%, 01/02/98
  (Dated 12/31/97, collateral-
  ized by $3,925,000 United
  States Treasury Notes, 6.25%,
  07/31/98, with a value of
  $4,040,485) (Identified cost
  $3,961,000) .....................  $3,961              3,961,000
                                                      ------------
TOTAL INVESTMENTS
 (Identified cost
  $72,678,979) (d) ................   101.7%          $ 79,682,726
LIABILITIES IN EXCESS OF CASH AND
 OTHER ASSETS .....................    (1.7)            (1,362,765)
                                      -----             ----------
NET ASSETS ........................   100.0%          $ 78,319,961
                                      =====             ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              25


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THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




DESCRIPTION                         SHARES     VALUE
--------------------------------- ---------- -----------
LAZARD GLOBAL EQUITY PORTFOLIO*
COMMON STOCKS--96.0%
FRANCE--6.6%
 Alcatel Alsthom (Cie Generale) .  1,000      $  127,108
 Axa-UAP ........................  1,550         119,936
 Cie de Saint Gobain ............    650          92,340
 Cie Generale des Eaux ..........    920         128,404
 Elf Aquitaine SA ...............  1,450         168,647
 Rhone-Poulenc SA ...............  4,598         205,969
                                              ----------
 TOTAL FRANCE ...................                842,404
                                              ----------
GERMANY--6.3%
 Daimler-Benz AG (a) ............  2,100         147,319
 Dresdner Bank AG ...............  3,100         143,028
 Hoechst AG .....................  3,000         105,061
 Mannesmann AG ..................    275         138,956
 Thyssen AG .....................    550         117,708
 Viag AG ........................    260         140,048
                                              ----------
 TOTAL GERMANY ..................                792,120
                                              ----------
HONG KONG--0.6%
 HSBC Holdings, Ltd. ............  3,326          81,980
                                              ----------
ITALY--2.8%
 Credito Italiano ............... 30,800          94,977
 Ente Nazionale Idrocarburi
  SPA (ENI) ..................... 26,900         152,519
 Fiat SPA ....................... 14,190          41,271
 Telecom Italia SPA (a) ......... 13,900          61,289
                                              ----------
 TOTAL ITALY                                     350,056
                                              ----------
JAPAN--10.7%
 Honda Motor Co. ................  3,000         110,056
 Ito-Yokado Company, Ltd. .......  2,000         101,861
 Matsushita Electric Industrial
  Company, Ltd. .................  9,000         131,653
 Mitsubishi Heavy Industries,
  Ltd. .......................... 20,000          83,327
 Mitsui Marine & Fire Insurance
  Co. ...........................  9,000          45,906
 Nippon Telegraph &
  Telephone Corp. ...............     13         111,511
 Omron Corp. ....................  4,000          62,495
 Promise Company, Ltd. ..........  2,090         115,889
 Ricoh Company, Ltd. ............ 15,000         186,107
 Sekisui Chemical Co. ........... 20,000         101,555
 Sony Corp. .....................  1,500         133,262
 Sumitomo Trust & Banking ....... 27,000         140,201
 Sumitomo Trust & Banking,
  Ltd. (a) ......................      1          29,390
                                              ----------
 TOTAL JAPAN ....................              1,353,213
                                              ----------
NETHERLANDS--3.3%
 Heineken NV ....................    650         113,161
 Philips Electronics NV .........  2,800         167,919
 Royal Dutch Petroleum Co. (b) ..  2,440         132,217
                                              ----------
 TOTAL NETHERLANDS ..............                413,297
                                              ----------
SPAIN--1.2%
 Telefonica de Espana ...........  5,250         149,902
                                              ----------
SWEDEN--1.8%
 Astra AB .......................  6,613         111,189
 Svenska Handelsbanken,
  Series A ......................  3,500         121,003
                                              ----------
 TOTAL SWEDEN ...................                232,192
                                              ----------
SWITZERLAND--4.5%
 Holderbank Financiere
  Glarus AG .....................    130         106,050
 Nestle SA ......................    100         149,808
 Novartis AG ....................     84         136,244
 SMH AG .........................     63          34,751
 Zurich
  Versicherungs-Gesellschaft ....    310         147,660
                                              ----------
 TOTAL SWITZERLAND                               574,513
                                              ----------
UNITED KINGDOM--13.7%
 B.A.T Industries PLC ........... 22,800         207,917




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
26


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THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




DESCRIPTION                           SHARES             VALUE
------------------------------------ ----------      ------------
LAZARD GLOBAL EQUITY PORTFOLIO* (CONTINUED)
 British Aerospace PLC ............  6,100           $    173,834
 British Petroleum Company
  PLC (a) ......................... 11,600                153,451
 BTR PLC .......................... 30,600                 92,479
 Cadbury Schweppes PLC ............ 12,842                129,612
 Diageo PLC ....................... 21,005                192,169
 EMI Group PLC .................... 13,500                112,643
 Granada Group PLC ................  8,200                125,257
 National Power PLC ............... 16,300                160,636
 National Westminster Bank
  PLC (a) .........................  7,000                116,355
 Prudential Corp. PLC .............  9,800                119,338
 Unilever PLC ..................... 17,520                150,703
                                                       ----------
 TOTAL UNITED KINGDOM                                   1,734,394
                                                       ----------
UNITED STATES--44.5%
 Advanced Micro Devices, Inc.
  (a) .............................  2,900                 52,019
 Aetna, Inc. ......................  2,450                172,878
 Allied Signal, Inc. ..............  6,800                264,775
 American Home Products
  Corp. ...........................  2,600                198,900
 Ameritech Corp. ..................  2,900                233,450
 BankAmerica Corp. ................  2,590                189,070
 Bell Atlantic Corp. ..............  2,150                195,650
 Burlington Resources, Inc. .......  3,100                138,919
 Champion International Corp. .....  1,980                 89,719
 Chase Manhattan Corp. ............  1,900                208,050
 Cognizant Corp. ..................  3,400                151,513
 Deere & Co. ......................  2,800                163,275
 Du Pont (E.I.) De Nemours &
  Co. .............................  4,100                246,256
 Edison International .............  8,600                233,812
 Fleet Financial Group, Inc. ......  1,900                142,381
 General Motors Corp. .............  3,500                212,187
 Georgia-Pacific Corp. ............  2,000                121,500
 Hartford Financial Services
  Group, Inc. .....................  2,060                192,739
 Hewlett-Packard Co. ..............  2,900                181,250
 Honeywell, Inc. ..................  2,700                184,950
 International Business
  Machines Corp. ..................  2,320                242,585
 Johnson & Johnson ................  2,100                138,338
 Knight Ridder, Inc. ..............  3,200                166,400
 McDonalds Corp. ..................  4,900                233,975
 Mobil Corp. ......................  3,200                231,000
 Philip Morris Companies, Inc. ....  5,150                233,359
 Sears Roebuck & Co. ..............  4,270                193,217
 Travelers Group, Inc. ............  4,650                250,519
 UAL Corp. (a) ....................  1,800                166,500
 United Technologies Corp. ........  2,700                196,594
                                                      -----------
 TOTAL UNITED STATES ..............                     5,625,780
                                                      -----------
TOTAL COMMON STOCKS
 (Identified cost $10,890,642) ....                    12,149,851
                                                      -----------
PREFERRED STOCKS--0.5%
ITALY--0.5%
 Fiat SPA
  (Identified cost $61,701) ....... 39,900                 60,899
                                                       -----------
                                   PRINCIPAL
                                    AMOUNT
                                     (000)
                                    ------
 REPURCHASE AGREEMENT-2.5%
  State Street Bank and Trust
  Company, 5.65%, 01/02/98,
  (Dated 12/31/97, collateral-
  ized by $315,000 United
  States Treasury Notes, 6.25%,
  07/31/98, with a value of
  $324,268)
  (Identified cost $317,000) .....  $  317                317,000
                                                      -----------
TOTAL INVESTMENTS
 (Identified cost
  $11,269,343) (d) ................   99.0%           $12,527,750
CASH AND OTHER ASSETS
 IN EXCESS OF LIABILITIES .........    1.0                121,007
                                     -----            -----------
NET ASSETS ........................  100.0%           $12,648,757
                                     =====            ===========



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              27


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--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------


LAZARD GLOBAL EQUITY PORTFOLIO* (CONTINUED)

* Percentages of common stocks and preferred stocks are presented in the portfolio by country.



  Percentages by industry are as follows:



  Aerospace & Defense 5.7%, Agricultural Machinery 1.3%, Airline 1.3%, Automotive 4.5%, Banks and Financial Services 12.9%, Beverages 3.5%, Chemicals & Plastics 5.2%, Commercial Services 1.0%, Computers & Business Equipment 4.8%, Conglomerates 4.0%, Construction Materials 0.9%, Drugs & Health Care 3.5%, Electronics 3.9%, Energy 1.8%, Food & Beverage 1.2%, Gas Exploration 1.1%, Home Building 1.4%, Insurance 4.9%, Leisure Time 0.9%, Machinery 1.1%, Manufacturing 2.5%, Medical Supplies 1.1%, Oil & Gas 4.8%, Paper Products 1.7%, Publishing 1.3%, Restaurants, Lodging & Entertainment 1.9%, Retail 2.3%, Services 1.2%, Steel 0.9%, Technology 0.4%, Telecommunications 5.9%, Telecommunications Equipment 1.0%, Tobacco 3.5%, Utilities 3.1%.


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
28

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------






DESCRIPTION                        SHARES        VALUE
--------------------------------- ----------- --------------
LAZARD INTERNATIONAL EQUITY PORTFOLIO*
COMMON STOCKS--97.4%
AUSTRALIA--1.1%
 Westpac Banking Corp., Ltd.       3,595,300   $ 23,001,207
                                               ------------
DENMARK--1.3%
 Unidanmark, Class A                 368,800     27,073,717
                                               ------------
FINLAND--1.0%
 Merita, Ltd.                      2,145,400     11,728,767
 UPM Kymmene OY                      450,700      9,012,429
                                               ------------
 TOTAL FINLAND                                   20,741,196
                                               ------------
FRANCE--13.2%
 Alcatel Alsthom (Cie Generale)      287,600     36,556,284
 Axa-UAP                             455,800     35,268,931
 Banque Nationale de Paris           574,522     30,537,441
 Cie de Saint Gobain                 174,380     24,772,767
 Cie Generale des Eaux               342,892     47,857,320
 Elf Aquitaine SA                    417,400     48,546,980
 Havas SA                            129,800      9,338,440
 Rhone-Poulenc SA                  1,042,590     46,703,043
                                               ------------
 TOTAL FRANCE                                   279,581,206
                                               ------------
GERMANY--12.0%
 Daimler-Benz AG                     478,300     33,553,717
 Deutsche Bank AG                    296,600     20,938,992
 Dresdner Bank AG                    608,700     28,084,216
 Hoechst AG                        1,021,000     35,755,858
 Mannesmann AG (b)                    66,005     33,351,667
 Metallgesellschaft AG               863,300     15,788,415
 Metro AG                            451,820     16,199,667
 Thyssen AG                           91,800     19,646,460
 Viag AG                              94,560     50,934,512
                                               ------------
 TOTAL GERMANY                                  254,253,504
                                               ------------
HONG KONG--2.5%
 HSBC Holdings, Ltd. ............  1,081,148     26,648,506
 Swire Pacific, Ltd. ............  2,193,000     12,027,681
 Wharf (Holdings), Ltd. (a) .....  6,270,000     13,755,323
                                               ------------
 TOTAL HONG KONG                                 52,431,510
                                               ------------
ITALY--4.8%
 Credito Italiano ...............  5,597,500     17,260,804
 Ente Nazionale Idrocarburi
  SPA (ENI) .....................  5,735,000     32,516,704
 Fiat SPA .......................  3,682,030     10,708,900
 Telecom Italia SPA (a) .........  9,380,400     41,360,724
                                               ------------
 TOTAL ITALY                                    101,847,132
                                               ------------
JAPAN--20.8%
 Honda Motor Co. ................  1,017,000     37,308,951
 Ito-Yokado Company, Ltd. .......    437,000     22,256,643
 Japan Tobacco, Inc. ............      3,881     27,523,978
 Matsushita Electric Industrial
  Company, Ltd. .................  2,691,000     39,364,400
 Mitsubishi Heavy Industries,
  Ltd. ..........................  4,765,000     19,852,645
 Mitsui Marine & Fire Insurance
  Co. ...........................  1,165,000      5,942,329
 Nintendo Co. ...................    352,600     34,565,978
 Nippon Telegraph & Telephone
  Corp. .........................      4,644     39,835,182
 Omron Corp. ....................    716,000     11,186,643
 Orix Corp. .....................    539,400     37,593,166
 Promise Company, Ltd. ..........    347,500     19,268,591
 Ricoh Company, Ltd. ............  3,894,000     48,313,393
 Sekisui Chemical Co. ...........  2,957,000     15,014,865
 Sony Corp. .....................    530,300     47,112,504
 Sumitomo Trust & Banking,
  Ltd. ..........................  6,464,000     33,565,074
                                               ------------
 TOTAL JAPAN ....................               438,704,342
                                               ------------
MALAYSIA--0.2%
 Genting Berhad .................  1,463,000      3,667,374
                                               ------------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              29


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--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




DESCRIPTION                       SHARES             VALUE
-------------------------------- -----------      --------------
LAZARD INTERNATIONAL
EQUITY PORTFOLIO* (CONTINUED)
NETHERLANDS--3.2%
 Heineken NV ....................   111,600       $   19,428,797
 Philips Electronics NV .........   463,500           27,796,513
 Royal Dutch Petroleum Co. (c)...   377,600           20,461,200
                                                  --------------
 TOTAL NETHERLANDS                                    67,686,510
                                                  --------------
SPAIN--1.7%
 Telefonica de Espana ........... 1,236,400           35,302,526
                                                  --------------
SWEDEN--4.0%
 Astra AB ....................... 1,032,166           17,354,647
 Electrolux AB Series B .........   340,000           23,594,756
 Nordbanken Holding AB (a) ...... 2,001,500           11,318,449
 Svenska Handelsbanken
  Series A .. ...................   912,600           31,550,611
                                                  --------------
 TOTAL SWEDEN ...................                     83,818,463
                                                  --------------
SWITZERLAND--9.3%
 Credit Suisse Group AG .........   202,310           31,290,761
 Holderbank Financiere Glarus
  AG ............................    23,760           19,382,644
 Nestle SA ......................    17,130           25,662,175
 Novartis AG ....................    22,794           36,970,832
 SGS Holding SA .................    14,433           27,656,994
 SMH AG .........................    18,035            9,948,132
 Zurich Versicherungs-
  Gesellschaft ..................    93,030           44,312,127
                                                  --------------
 TOTAL SWITZERLAND ..............                    195,223,665
                                                  --------------
UNITED KINGDOM--22.3%
 B.A.T Industries PLC ........... 3,523,600           32,132,273
 British Aerospace PLC .......... 2,208,087           62,924,684
 British Petroleum Company
  PLC ........................... 1,648,700           21,809,876
 BTR PLC ........................ 6,818,300           20,606,266
 Cadbury Schweppes PLC .......... 3,533,931           35,667,379
 Diageo PLC ..................... 3,985,410           36,461,421
 EMI Group PLC .................. 1,749,700           14,599,322




 General Electric Company PLC ... 2,839,500           18,399,002
 Granada Group PLC .............. 1,366,200           20,869,047
 Lucas Varity PLC ............... 9,987,653           35,270,148
 Mirror Group PLC ............... 3,405,200           10,906,430
 National Power PLC ............. 4,361,600           42,983,568
 National Westminster Bank
  PLC ........................... 2,204,700           36,646,744
 Prudential Corp. PLC ........... 2,070,900           25,218,031
 Rank Group PLC ................. 3,359,100           18,703,721
 Unilever PLC ................... 4,417,800           38,000,911
                                                  --------------
 TOTAL UNITED KINGDOM ...........                    471,198,823
                                                  --------------
 TOTAL COMMON STOCKS
  (Identified cost
  $1,737,433,254) ...............                  2,054,531,175
                                                  --------------
PREFERRED STOCKS--0.6%
ITALY--0.6%
 Fiat SPA
 (Identified cost $16,142,423)... 8,244,150           12,582,931
                                                  --------------



                                     PRINCIPAL
                                      AMOUNT
                                      (000)
                                    ----------

REPURCHASE AGREEMENT-0.5%
 State Street Bank and Trust
  Company, 5.65%, 01/02/98,
  (Dated 12/31/97, collateral-
  ized by $10,950,000 United
  States Treasury Notes, 6.25%,
  07/31/98, with a value of
  $11,272,182) (Identified cost
  $11,048,000) ..................      $11,048        11,048,000
                                                  --------------
 TOTAL INVESTMENTS
 (Identified cost
  $1,764,623,677) (d)                     98.5%   $2,078,162,106
 CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES .........          1.5        32,356,277
                                       -------    --------------
 NET ASSETS .....................        100.0%   $2,110,518,383
                                       =======    ==============



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
30

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL EQUITY PORTFOLIO* (CONTINUED)


* Percentages of common and preferred stocks are presented in the portfolio by country.


  Percentages by industry are as follows:



  Advertising 0.4%, Aerospace & Defense 3.9%, Automotive 6.1%, Banking 15.8%, Chemicals & Plastics 4.6%, Commercial Services 2.3%, Computers & Business Equipment 2.3%, Conglomerates 8.8%, Construction Materials 1.0%, Drugs & Health Care 2.6%, Electronics 6.8%, Financial Services 2.7%, Food & Beverage 5.5%, Household Appliances & Home Furnishings 1.1%, Insurance 5.2%, Leisure Time 3.4%, Machinery 1.6%, Manufacturing 2.6%, Oil & Gas 5.8%, Paper Products 0.4%, Publishing 0.5%, Real Estate 0.7%, Retail 1.1%, Telecommunications 5.5%, Telecommunications Equipment 1.7%, Tobacco 2.8%, Utilities 2.0%, Wholesale Trade 0.8%.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              31

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




DESCRIPTION                             SHARES       VALUE
-------------------------------------- ----------- -------------
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO*
COMMON STOCKS--93.9%
AUSTRALIA--4.6%
 Bibury, Ltd. (a), (k) ..............     472,100   $         0
 Cochlear, Ltd. .....................     894,000     2,913,322
 E.R.G., Ltd. .......................   1,982,488     1,666,791
 Energy Equity Corp., Ltd. (a) ......   3,346,200     2,028,224
                                                    -----------
 TOTAL AUSTRALIA ....................                 6,608,337
                                                    -----------
AUSTRIA--3.4%
 Austria Mikro Systeme
  International AG ..................      35,675     1,807,545
 Scala Business Solutions NV (a) ....     370,160     2,461,579
 Scala Business Solutions NV
  3/31/99 (a), (e) ..................      54,900        60,848
 Scala Business Solutions NV
  3/31/01 (a), (e) ..................      54,900        47,809
 Schoeller-Bleckman Oil Field
  Equipment AG (a) ..................       5,500       568,222
                                                    -----------
 TOTAL AUSTRIA                                        4,946,003
                                                    -----------
CANADA--9.7%
 Club Monaco, Inc. (a), (i) .........     353,300     3,584,794
 Legacy Hotels Real Estate
  Investment Trust ..................     303,000     2,056,681
 Maple Leaf Foods, Inc. .............     319,500     3,532,487
 Office Specialty, Inc., Class B (a).     215,000     2,429,761
 Queensway Financial Holdings,
  Ltd. (a) ..........................     141,600     2,378,083
                                                    -----------
 TOTAL CANADA .......................                13,981,806
                                                    -----------
DENMARK--0.5%
 Falck AS ...........................      14,194       657,715
                                                    -----------
FINLAND--8.4%
 Amer Group, Ltd. ...................     154,400     2,959,998
 Huhtamaki Group ....................      54,800     2,261,991
 Rocla OY (a) .......................     157,400     1,472,661
 Sampo Insurance Company, Ltd. ......      59,100     1,919,060
 Santasalo-JOT ......................     109,000     1,647,713
 Vaisala OY .........................      20,500     1,729,973
                                                    -----------
 TOTAL FINLAND                                       11,991,396
                                                    -----------
FRANCE--2.2%
 Scor SA (a), (b) ...................      31,800     1,518,450
 Societe Generale d'Entreprises
  SA ................................      63,000     1,632,965
                                                    -----------
 TOTAL FRANCE                                         3,151,415
                                                    -----------
GERMANY--5.1%
 Data Modul AG ......................      59,830     2,491,046
 DIS Deutscher Industrie
  Service AG (a) ....................      43,700     1,821,896
 Holsten Brauerei AG ................         337        68,376
 Marseille-Kliniken AG ..............     275,000     2,980,906
                                                    -----------
 TOTAL GERMANY                                        7,362,224
                                                    -----------
HONG KONG--3.7%
 CDL Hotels International, Ltd. .....   3,302,300     1,001,472
 Esprit Asia Holdings, Ltd. .........   5,588,000     1,820,841
 Peregrine Investment Holdings,
  Ltd. ..............................   2,083,400     1,478,733
 Shaw Brothers (Hong Kong),
  Ltd. ..............................   1,427,000     1,058,879
                                                    -----------
 TOTAL HONG KONG                                      5,359,925
                                                    -----------
IRELAND--3.9%
 Adare Printing Group PLC ...........     217,200     2,253,635
 Jurys Hotel Group PLC
  (Dublin) ..........................     565,259     3,314,674
                                                    -----------
 TOTAL IRELAND ......................                 5,568,309
                                                    -----------
ITALY--6.0%
 Banca Popolare di Brescia ..........     206,900     1,929,819
 Editoriale L' Espresso SPA .........     558,000     2,681,176
 Ittierre Holdings SPA (a) ..........     497,200     1,486,822
 Manuli Rubber Industries
  SPA(a) ............................     672,500     2,501,441
                                                    -----------
 TOTAL ITALY ........................                 8,599,258
                                                    -----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
32

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




DESCRIPTION                           SHARES      VALUE
------------------------------------ --------- -------------
LAZARD INTERNATIONAL SMALL CAP
PORTFOLIO* (CONTINUED)
JAPAN--4.5%
 Aderans Company, Ltd. ............    90,000   $  2,171,249
 Dowa Fire & Marine Insurance
  Co. .............................   301,000        896,753
 Honma Golf Company, Ltd. .........   122,100      1,009,941
 Laox .............................   154,000      1,238,416
 Namco ............................    39,000      1,132,036
                                                ------------
 TOTAL JAPAN ......................                6,448,395
                                                ------------
NETHERLANDS--1.4%
 BE Semiconductor Industries
  NV ..............................    81,000        798,954
 Telegraff Holdings ...............    65,800      1,239,642
                                                ------------
 TOTAL NETHERLANDS ................                2,038,596
                                                ------------
NEW ZEALAND--1.3%
 Tranz Rail Holdings, Ltd. (a),(b).   162,300      1,866,450
                                                ------------
NORWAY--3.4%
 P4 Radio Hele Norge ASA (a) ......   348,200      3,064,394
 Smedvig ASA ......................    86,000      1,804,815
                                                ------------
 TOTAL NORWAY .....................                4,869,209
                                                ------------
PORTUGAL--2.3%
 Banco Totta & Acores SA ..........   169,300      3,324,369
                                                ------------
SINGAPORE--0.8%
 Robinson & Company, Ltd. .........   336,000      1,196,084
                                                ------------
SPAIN--3.6%
 Banco Pastor SA ..................    34,800      2,935,215
 Corporacion Financiera
  Reunida SA (a) ..................   412,500      2,206,679
                                                ------------
 TOTAL SPAIN                                       5,141,894
                                                ------------
SWEDEN--7.1%
 Caran AB .........................   213,200      1,382,864
 Elanders AB ......................    78,625      1,079,374
 Getinge Industries AB ............   148,598      2,358,134
 Information Highway AB (a) .......    59,000      1,211,224
 Monark Stiga AB (a) ..............   334,950      2,868,626
 Partnertech AB (a) ...............   166,700      1,238,718
                                                ------------
 TOTAL SWEDEN .....................               10,138,940
                                                ------------
SWITZERLAND--6.0%
 Brauerei Eichhof AG ..............     1,300      3,914,591
 Edipresse SA .....................     9,800      2,843,690
 Liechtenstein Global Trust AG ....     3,000      1,858,062
                                                ------------
 TOTAL SWITZERLAND ................                8,616,343
                                                ------------
UNITED KINGDOM--16.0%
 Ashtead Group PLC ................   580,200      1,810,659
 Avis Europe PLC (a), (i) .........   608,000      1,737,634
 Carpetright PLC ..................   179,300      1,354,701
 Denison International
  PLC (a), (b) ....................   116,600      2,011,350
 Filofax Group PLC ................   457,100      1,126,180
 Hogg Robinson PLC ................   759,000      3,166,510
 Hozelock Group PLC ...............   309,000      1,616,491
 National Express Group PLC .......   180,600      2,031,953
 Scholl PLC .......................   736,400      3,120,605
 Signet Group PLC (a), (b) ........   208,023      2,964,328
 Victrex PLC ......................    10,000         38,599
 Westminster Health Care
  Holdings PLC ....................   323,500      1,939,423
                                                ------------
 TOTAL UNITED KINGDOM .............               22,918,433
                                                ------------
 TOTAL COMMON STOCKS
  (Identified cost
   $130,640,826) ..................              134,785,101
                                                ------------
PREFERRED STOCKS--2.9%
GERMANY--2.9%
 Hornbach Holding AG ..............    42,000      2,906,695
 Moebel Walther AG ................    50,770      1,354,657
                                                ------------
 TOTAL GERMANY                                     4,261,352
                                                ------------
 TOTAL PREFERRED STOCKS
 (Identified cost $4,761,985) .....                4,261,352
                                                ------------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              33

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------



                                     PRINCIPAL
                                      AMOUNT
DESCRIPTION                         (000)         VALUE
----------------------------------- ---------- -------------
LAZARD INTERNATIONAL SMALL CAP
PORTFOLIO* (CONTINUED)
REPURCHASE AGREEMENT-2.8%
 State Street Bank and Trust
  Company, 5.65%, 01/02/98
  (Dated 12/31/97, collateral-
  ized by $3,920,000 United
  States Treasury Notes, 6.25%,
  07/31/98, with a value of
  $4,035,338)
  (Identified cost $3,955,000) ......   $3,955  $  3,955,000
TOTAL INVESTMENTS
 (Identified cost $139,357,811)
  (d) ...............................     99.6% $143,001,453
 CASH AND OTHER ASSETS IN EXCESS
  OF LIABILITIES ....................      0.4       565,811
                                        ------  ------------
 NET ASSETS .........................    100.0% $143,567,264
                                         ====== ============






* Percentages of common stocks and preferred stocks are presented in the portfolio by country.



  Percentages by industry are as follows:



  Advertising 2.0%, Automotive 1.3%, Banks & Financial Services 7.0%, Broadcasting 2.1%, Building Materials 1.1%, Business Services & Supplies 0.8%, Computers & Business Equipment 1.8%, Conglomerates 4.2%, Cosmetics & Toiletries 3.7%, Electronics 6.8%, Food & Beverage 6.8%, Hardware & Tools 1.1%, Health Care 3.4%, Hotels & Restaurants 3.0%, Insurance 4.7%, Investment Bank/Broker 2.6%, Leisure Time 1.5%, Machinery 3.6%, Manufacturing 5.9%, Medical Supplies 3.7%, Multi-Industry 1.6%, Newspapers 0.9%, Office Equipment 1.7%, Oil & Gas 2.6%, Publishing 2.6%, Railroad 1.3%, Real Estate Investment Trusts 1.4%, Retail 9.4%, Retail-Jewelry 2.1%, Services 1.7%, Software 1.8%, Transportation 2.6%.


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
34

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------





DESCRIPTION                                SHARES        VALUE
--------------------------------------- ------------ ------------
LAZARD EMERGING MARKETS PORTFOLIO*
COMMON STOCKS--80.4%
ARGENTINA--3.7%
 Capex SA .............................     258,900   $ 1,722,012
 Capex SA (c), (i) ....................      68,700       927,450
 Quilmes Industrial Quinsasa(b) .......      61,900       665,425
 YPF Sociedad Anonima,
  Class D (b) .........................     168,000     5,743,500
                                                      -----------
 TOTAL ARGENTINA ......................                 9,058,387
                                                      -----------
BRAZIL--8.2%
 BCO Bradesco SA (a), (i) .............  24,105,111             0
 Companhia Brasileira de
  Distribuicao Grupo Pao de
  Acucar (c) ..........................     231,600     4,487,250
 Companhia Cervejaria
  Brahma(b) ...........................      36,300       515,006
 Companhia Paranaense de
  Energia-Copel (b) ...................     117,700     1,611,019
 Souza Cruz Cia (i) ...................     647,600             0
 Souza Cruz SA ........................     647,600     5,222,347
 Telecomunicacoes Brasileiras
  SA (b) ..............................      69,800     8,127,337
                                                      -----------
 TOTAL BRAZIL .........................                19,962,959
                                                      -----------
CANADA--0.9%
 Bell Canada International, Inc.
  (a), (b) ............................     142,500     2,173,125
                                                      -----------
CHILE--3.9%
 AFP Provida SA (b) ...................     253,000     4,316,813
 Banco BHIF (b) .......................     187,700     3,003,200
 Santa Isabel SA (b) ..................     133,500     2,336,250
                                                      -----------
 TOTAL CHILE                                            9,656,263
                                                      -----------
COLOMBIA--1.7%
 Banco Ganadero SA (b) ................     173,500     4,164,000
                                                      -----------
CZECH REPUBLIC--1.3%
 Ceske Energeticke Zavody
  AS(a) ...............................      62,800     2,060,892
 Komercni Banka AS (c), (i) ...........      87,300     1,047,600
                                                      -----------
 TOTAL CZECH REPUBLIC .................                 3,108,492
                                                      -----------
GREECE--2.6%
 Hellenic Telecommunication
  Organization SA .....................     309,000     6,330,986
                                                      -----------
HONG KONG--7.4%
 Chen Hsong Holdings ..................   5,606,000     1,700,103
 Giordano International, Ltd. .........   8,738,000     3,016,409
 Guangshen Railway Company
  Ltd. (a), (b) .......................     266,800     3,585,125
 Peregrine Investment Holdings,
  Ltd. ................................   2,329,000     1,653,052
 Shenzhen Expressway (a) ..............  21,896,000     4,238,482
 Yue Yuen Industrial Holdings .........   1,801,300     3,812,275
                                                      -----------
 TOTAL HONG KONG ......................                18,005,446
                                                      -----------
INDIA--4.0%
 Larsen & Toubro, Ltd. (c), (i) .......     206,000     2,214,500
 Larsen & Toubro, Ltd. ................     447,000     2,311,971
 State Bank of India (a), (c), (i) ....     290,700     5,159,925
                                                      -----------
 TOTAL INDIA ..........................                 9,686,396
                                                      -----------
INDONESIA--4.3%
 Asia Pulp & Paper Co., Ltd. (a),
  (b) .................................     329,500     3,315,594
 PT Astra International, Inc. .........   2,382,000       617,155
 PT Indah Kiat Pulp & Paper
  Corp. ...............................   2,889,000       512,141
 PT Indofood Sukses Makmur ............   2,730,500       893,618
 PT Kalbe Farma .......................   4,860,000       861,545
 PT Matahari Putra Prima ..............  15,351,000     1,255,991
 PT Semen Gresik ......................   5,083,000     2,980,486
                                                      -----------
 TOTAL INDONESIA ......................                10,436,530
                                                      -----------




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              35

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------





DESCRIPTION                         SHARES        VALUE
---------------------------------- ------------ -------------
LAZARD EMERGING MARKETS
PORTFOLIO* (CONTINUED)
ISRAEL--3.6%
 ECI Telecom, Ltd. (b) ............    153,900   $ 3,924,450
 Supersol, Ltd. (b) ...............    355,000     4,992,188
                                                 -----------
 TOTAL ISRAEL                                      8,916,638
                                                 -----------
MALAYSIA--1.1%
 Jaya Tiasa Holdings Berhad .......  1,429,000     2,626,906
                                                 -----------
MEXICO--10.2%
 Cemex SA de CV ...................    940,800     4,260,733
 Fomento Economico Mexicano
  SA de CV, Series B ..............    555,500     4,439,595
 Grupo Financiero Banamex
  Accival SA de CV (a) ............  2,117,000     6,334,869
 Panamerican Beverages, Inc.
  Class A .........................    170,300     5,556,037
 Pepsi-Gemex SA de CV (c) .........    298,600     4,311,038
                                                 -----------
 TOTAL MEXICO                                     24,902,272
                                                 -----------
MOROCCO--1.3%
 Banque Marocaine de
  Commerce (a), (c), (i) ..........    164,100     3,301,692
                                                 -----------
PERU--4.0%
 Cerveceria Backus & Johnson
  SA ..............................  4,587,720     4,208,918
 Telefonica del Peru SA (b) .......    233,700     5,448,131
                                                 -----------
 TOTAL PERU .......................                9,657,049
                                                 -----------
PHILIPPINES--1.0%
 Benpres Holdings Corp. (a),(c),
  (i) .............................    311,900       742,322
 Fil-Estate Land, Inc. ............ 12,232,000       356,389
 Philippine National Bank (a) .....    619,800     1,362,030
                                                 -----------
 TOTAL PHILIPPINES                                 2,460,741
                                                 -----------
POLAND--1.8%
 Bank Handlowy W. Warszawie
  (a) .............................    346,500     4,423,404
                                                 -----------
PORTUGAL--3.2%
 Banco Totta & Acores SA ..........    212,500     4,172,643
 Portugal Telecom SA (b) ..........     78,000     3,666,000
                                                 -----------
 TOTAL PORTUGAL ...................                7,838,643
                                                 -----------
SOUTH AFRICA--6.3%
 Amalgamated Banks of South
  Africa, Ltd. ....................    866,023     4,982,769
 Barlow, Ltd. .....................    515,424     4,374,193
 JD Group, Ltd. ...................    703,278     4,299,295
 Rembrandt Group, Ltd. ............    250,500     1,827,340
                                                 -----------
 TOTAL SOUTH AFRICA ...............               15,483,597
                                                 -----------
SOUTH KOREA--4.1%
 Kookmin Bank (c), (i) ............     41,325       227,285
 Kookmin Bank .....................    178,416       942,079
 Korea Chemical Co., Ltd. .........     30,750       511,593
 Korea Electric Power Corp. .......    211,000     1,954,395
 Korea Mobile Telecom Corp. .......      8,246     2,381,367
 Korean Air Lines (a) .............    336,777     1,414,662
 Samsung Electronics ..............     32,100       727,221
 Samsung Electronics (c), (i) .....     12,800       201,600
 Shinhan Bank .....................    345,910     1,540,779
                                                 -----------
 TOTAL SOUTH KOREA ................                9,900,981
                                                 -----------
THAILAND--1.1%
 Bangkok Expressway Public
  Company Ltd. (a) ................  4,130,000     2,144,341
 Industrial Finance Corporation
  of Thailand .....................  3,649,400       560,863
                                                 -----------
 TOTAL THAILAND ...................                2,705,204
                                                 -----------
VENEZUELA--4.7%
 Compania Anonima
  NacionalTelefonos de
  Venezuela (b) ...................    117,800     4,903,425
 Corporacion EDC CA ...............  2,691,666             0
 Electricidad de Caracas ..........  2,691,666     3,229,145
 Mavesa SA (b) ....................    519,600     3,312,450
                                                 -----------
 TOTAL VENEZUELA ..................               11,445,020
                                                 -----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
36



--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------





DESCRIPTION                             SHARES          VALUE
-------------------------------------- ------------- -------------
LAZARD EMERGING MARKETS
PORTFOLIO* (CONTINUED)
 TOTAL COMMON STOCKS
 (Identified cost $245,496,728) ...                   $196,244,731
                                                      ------------
PREFERRED STOCKS-15.7%
ARGENTINA-1.7%
 Quilmes Industrial Quinsa SA
  (b) .............................     298,350          4,083,666
                                                      ------------
BRAZIL-14.0%
 Banco Bradesco SA ................ 563,794,000          5,556,860
 Banco Itau SA ....................   9,900,000          5,322,342
 Cemig Cia Energetica de
  MinasGerais ..................... 111,062,000          4,825,408
 Cia Riograndense Telecom (a)         4,849,900          5,975,192
 Companhia Cervejaria
  Brahma(a) .......................   7,551,100          5,074,437
 Companhia Cimento Portla
  Itau ............................  13,460,000          2,592,984
 Copel Paranqense de Energia ...... 236,399,000          3,209,036
 Dixie Toga SA ....................   3,276,800          1,673,559
                                                      ------------
 TOTAL BRAZIL .....................                     34,229,818
                                                      ------------
 TOTAL PREFERRED STOCKS
 (Identified cost $37,628,899) ....                     38,313,484
                                                      ------------




                                    PRINCIPAL
                                     AMOUNT
DESCRIPTION                           (000)         VALUE
--------------------------------- -----------   -------------
CONVERTIBLE BONDS-0.3%
PHILIPPINES--0.3%
 Bacnotan Consolidated
  Industries, 5.50%,
  6/21/04 (i) (Identified cost
  $1,050,775) .....................   $1,112     $    683,880
                                                 ------------
REPURCHASE AGREEMENT--3.0%
 State Street Bank and Trust
  Company, 5.65%, 01/02/98,
  (Dated 12/31/97, collateral-
  ized by $7,350,000 United
  States Treasury Notes, 6.25%,
  07/31/98, with a value of
  $7,566,259) (Identified cost
  $7,416,000).. ...................    7,416        7,416,000
                                                 ------------
 TOTAL INVESTMENTS
  (Identified cost ................
  $291,592,402) (d)..                   99.4%    $242,658,095
 CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES ...........      0.6        1,450,992
 NET ASSETS .......................    100.0%    $244,109,087
                                      ======     ============



* Percentages of common stocks, preferred stocks, and convertible bonds are presented in the portfolio by country.


  Percentages by industry are as follows:


  Airline 0.6%, Automotive 0.3%, Banks & Financial Services 18.2%, Beverages 12.4%, Building Materials 5.4%, Chemicals & Plastics 0.2%, Commercial Services 0.7%, Conglomerates 2.4%, Electronics 0.4%, Energy 0.7%, Financial Services 4.4%, Food & Beverages 4.7%, Holding Company-Diversified 0.3%, Household Appliances & Home Furnishings 1.8%, Investment Bank/Broker 0.7%, Machinery 1.6%, Manufacturing 0.9%, Medical Supplies 0.4%, Oil & Gas 2.4%, Paper Products 1.6%, Real Estate 0.1%, Retail 3.5%, Shoes 1.6%, Telecommunications 17.6%, Tobacco 2.1%, Transportation 4.1%, Utilities 7.3%.



  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              37

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------





                                      PRINCIPAL
                                       AMOUNT
DESCRIPTION                             (000)        VALUE
---------------------------------- ------------ -------------

LAZARD BOND PORTFOLIO
ASSET-BACKED SECURITIES--15.3%
 Chase Credit Card Master
  Trust, Series 1997-2, Class A,
  6.30%, 04/15/03 .................   $  953     $   957,765
 Chase Manhattan Grantor
  Trust, Series 1996-B, Class A,
  6.61%, 09/15/02 (h) .............      924         929,516
 Chemical Master Credit Card
  Trust 1, Series 1995-2, Class
  A, 6.23%, 06/15/03 ..............      473         475,067
 Chemical Master Credit Card
  Trust, Series 1995-3, Class A,
  6.23%, 04/15/05 .................      823         826,341
 Citibank Credit Card Master
  Trust, Series 1997-7, Class A,
  6.35%, 08/15/02 .................      393         396,325
 Delta Funding Home Equity
  Loan Trust, Series 1996-1,
  Class A6, 7.72%, 05/25/20 .......      394         413,121
 Delta Funding Home Equity
  Loan Trust, Series 1996-2,
  Class A3, 7.54%, 10/25/14 .......       37          38,385
 Delta Funding Home Equity
  Loan Trust, Series 1997-3,
  Class A6, 6.86%, 10/25/28 .......    1,000       1,014,844
 EQCC Home Equity Loan Trust,
  Series 1994-2, Class A2,
  7.35%, 06/15/14 .................      125         127,693
 Equivantage Home Equity Loan
  Trust, Series 1996-2, Class
  A4, 8.05%, 06/25/27 .............      201         215,246
 First USA Credit Card Master
  Trust, Series 1997-6, Class B,
  6.58%, 03/17/05 .................    1,461       1,477,918
 Fleetwood Credit Grantor Trust,
  Series 1997-B, Class A,
  6.40%, 05/15/13 .................      787         791,671
 IMC Home Equity Loan Trust,
  Series 1996-3, Class A2,
  7.06%, 04/25/11 (h) .............      479         485,971
 MBNA Master Credit Card
  Trust, Series 1997-I, Class A,
  6.55%, 01/15/07 .................      607         617,398
 NationsBank Auto Owner
  Trust, Series 1996-A, Class
  A4, 6.625%, 12/15/00 (h) ........      440         443,573
 NationsBank Credit CardMas-
  ter Trust, Series 1993-2, Class
  A, 6.00%, 12/15/05 ..............    1,552       1,537,923
 PNC Student Loan Trust I,
  Series 1997-2, Class A7,
  6.728%, 01/25/07 ................      867         894,458
 Sears Credit Account Master
  Trust, Series 1996-3, Class A,
  7.00%, 07/15/08 .................      735         762,563
 Sears Credit Account Master
  Trust, Series 1996-4, Class A,
  6.45%, 10/16/06 .................    1,051       1,061,836
 Southern Pacific Secured Assets
  Corp., Series 1997-1, Class
  A6, 7.15%, 04/25/27(h) ..........    1,155       1,185,619
 The Money Store Home Equity
  Trust, Series 1997-A, Class
  A7, 7.41%, 11/15/24 (f) .........      265         271,625
 The Money Store Trust, Series
  1996-B, Class A14, 7.35%,
  05/15/12 ........................      116         119,587
 The Money Store Trust, Series
  1996-C, Class A11, 6.635%,
  09/15/14 ........................      116         116,217
 UCFC Loan Trust, Series
  1997-C, Class A, 8.00%,
  09/15/00 ........................      578         115,058
                                                  ----------
 TOTAL ASSET-BACKED SECURITIES
 (Identified cost $15,034,907).....               15,275,720
                                                  ----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
38

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                       PRINCIPAL
                                        AMOUNT
DESCRIPTION                             (000)       VALUE
-----------------------------------  ------------ ----------
LAZARD BOND PORTFOLIO (CONTINUED)
COLLATERALIZED MORTGAGE OBLIGATIONS--6.4%
 Asset Securitization Corp.,
  Series 1995-MD4, Class A1,
  7.10%, 08/13/29 ................   $    315     $327,526
 Asset Securitization Corp.,
  Series 1996-D2, Class ACS2,
  1.581%, 02/28/26 (f) ...........      2,125      209,512
 Asset Securitization Corp.,
  Series 1996-D3, Class A1A,
  7.01%, 10/13/26 ................         98       99,255
 Asset Securitization Corp.,
  Series 1996-D3, Class A1B,
  7.21%, 10/31/26 ................        375      390,586
 Asset Securitization Corp.,
  Series 1996-MD6, Class A1B,
  6.88%, 11/13/29 (f) ............        248      254,781
 BCF L.L.C., Series 1996-R1,
  Class R2, 6.104%, 03/25/37(f) ..        411      424,649
 Bear Stearns Secured Investors
  Trust, Series1998, Class IO,
  3.152%,10/30/18 (f) ............      3,209      320,978
 California Infrastructure, Series
  1997, Class A6, 6.32%,
  09/25/05 .......................        134      134,796
 California Infrastructure, Series
  1997-1, Class A8, 6.48%,
  12/26/09 .......................         80       80,775
 CS First Boston Mortgage,
  Series 1997-C1, Class AIB,
  7.15%, 08/20/06 (f) ............        780      810,713
 DLJ Mortgage Acceptance
  Corp., Series 1993-MF7,
  Class A1, 7.40%, 06/18/03 ......        336      345,953
 Federal National Mortgage
  Association Trust, Series1992-
  203, Class SA, 3.375%,
  11/25/07 (f) ...................        323       28,460
 Federal National Mortgage
  Association Trust, Series
  1992-97, Class SA, 10.00%,
  4/25/21 ........................        180       19,770
 Federal National Mortgage
  Association, Series 23,
  Class 2, 10.00%, 09/01/17 ......        976      270,681
 GMAC Commercial Mortgage
  Securities, Inc., Series
  1996-C1, Class A2A, 6.79%,
  09/15/03 (f) ...................        294      298,590
 Headlands Mortgage
  Securities, Inc., Series
  1997-1, Class X1, 0.673%,
  03/25/27 .......................      8,793      166,805
 Headlands Mortgage
  Securities, Inc., Series
  1997-4, Class X, 1.126%,
  11/25/27 .......................      4,785      173,898
 LB Commercial Conduit
  Mortgage Trust, Series
  1996-C2, Class A,
  0.00%,10/25/26 .................        329      344,002
 Merrill Lynch Mortgage
  Investments, Inc., Series1996-
  C1, Class IO, 0.569%,
  03/25/26 (f), (i) ..............      4,686      138,384
 Midland Realty Acceptance
  Corp. Series 1996-C1, Class
  A2, 7.475%, 12/25/05 ...........        344      365,500
 Morgan Stanley Capital One
  Inc., Series 1996-WF1, Class
  X, 1.417%, 11/15/28 (f), (i) ...      2,770      208,638
 Morgan Stanley Capital, Inc.,
  Series 1997-C1, Class IO,
  2.354%, 08/15/06 (f) ...........        670       44,811
 Prudential Home Mortgage
  Security, Series 1993-41,
  Class A5, 0.867%, 10/25/00 .....     35,178      412,642



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              39


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THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                      PRINCIPAL
                                       AMOUNT
DESCRIPTION                             (000)       VALUE
----------------------------------- ------------ ------------
LAZARD BOND PORTFOLIO (CONTINUED)
 Structured Asset Securitization
  Corp., Series1996-CFL, Class
  X1, 1.35%, 02/25/28 (f) .......   $    2,635   $  137,538
 Structured Asset Securitization
  Corp., Series 1996-CFL, Class
  X2, 1.217%, 02/25/28 (f) ......        1,540       42,834
 United States Department of
  Veteran Affairs, Series 1997-1,
  Class IO, 0.370%, 02/15/27 (f)         9,488      263,894
                                                 ----------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS
  (Identified cost $6,395,774) ..                 6,315,971
                                                 ----------
CORPORATE BONDS--21.6%
AEROSPACE & DEFENSE--0.4%
 Lockheed Martin Corp.,
  7.45%, 06/15/04 ...............          328      345,515
                                                 ----------
BROADCASTING--1.1%
 Cablevision Systems Corp.,
  10.50%, 05/15/16 (h) ..........          258      300,570
 Cox Communications, Inc.,
  6.50%, 11/15/02 ...............          265      265,612
 Rifkin Acquisitions Partners LP,
  11.125%, 01/15/06 .............          187      205,232
 Spanish Broadcasting Systems,
  Inc., 11.00%, 03/15/04 ........          162      178,200
 Sullivan Broadcasting,
  10.25%, 12/15/05 ..............          170      181,263
                                                 ----------
                                                  1,130,877
                                                 ----------
COMMUNICATION SERVICES--0.2%
 IXC Communications, Inc.,
  12.50%, 10/01/05 ..............          200      229,000
                                                 ----------

COMPUTERS--1.1%
 Oracle Corp.,
  6.72%, 02/15/04 (h) ...........          603      601,716
 Unisys Corp.,
  12.00%, 04/15/03 (h) ..........          465      526,612
                                                 ----------
                                                  1,128,328
                                                 ----------
CONTAINERS--0.1%
 Amtrol Acquisition, Inc.,
  10.625%, 12/31/06 .............           82       84,460
                                                 ----------
ENERGY--0.3%
 Panenergy Corp.,
  7.375%, 09/15/03 ..............          174      182,877
 Transamerican Energy Corp.,
  11.50%, 06/15/02 (i) ..........          149      149,745
                                                 ----------
                                                    332,622
                                                 ----------
ENTERTAINMENT--0.4%
 Casino America, Inc.,
  12.50%, 08/01/03 ..............           84       91,140
 Trump Atlantic City Associates,
  11.25%, 05/01/06 ..............          348      343,650
                                                 ----------
                                                    434,790
                                                 ----------
ENVIROMENTAL SERVICES--0.3%
 Envirosource, Inc.,
  9.75%, 06/15/03 ...............          287      292,023
                                                 ----------
FINANCIAL SERVICES--8.8%
 Aetna Services, Inc.,
  6.75%, 08/15/01 ...............          192      193,945
 Avco Financial Services, Inc.,
  6.35%, 09/15/00 ...............          128      128,474
 Bank of New York Co., Inc.,
  6.625%, 06/15/03 ..............          235      238,010
 BankAmerica Corp.,
  6.875%, 06/01/03 ..............          463      473,121



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
40

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------





                                         PRINCIPAL
                                          AMOUNT
DESCRIPTION                                (000)       VALUE
----------------------------------     ------------ ------------
LAZARD BOND PORTFOLIO (CONTINUED)
 Capital One Bank,
  7.15%, 09/15/06 ...............     $      268     $  271,832
  7.35%, 06/20/00 ...............            266        272,347
 Chase Manhattan Corp.,
  7.50%, 02/01/03 ...............            580        608,020
  7.625%, 01/15/03 ..............            470        496,080
 Commercial Credit Group, Inc.,
  6.50%, 08/01/04 ...............            428        429,489
 Countrywide Funding Corp.,
  7.45%, 09/16/03 ...............            175        184,392
 Fleet Financial Group,
  7.25%, 09/01/99 ...............            161        163,858
 Goldman Sachs Group,
  8.00%, 03/01/13 ...............            485        538,471
 Goldman Sachs Group L.P,
  6.625%, 12/01/04 ..............            521        521,651
 Heller Financial, Inc.,
  6.50%, 11/01/01 ...............            279        279,608
 Household Finance Corp.,
  7.25%, 07/15/03 (h) ...........            495        513,340
 MBNA Corp.,
  6.50%, 09/15/00 ...............            196        197,905
 Merrill Lynch & Co., Inc.,
  6.00%, 01/15/01 ...............            333        331,605
 NationsBank Corp.,
  5.75%, 01/17/01 ...............            159        157,362
 Norwest Financial, Inc.,
  6.125%, 08/01/03 ..............            164        162,722
 Republic New York Corp.,
  7.25%, 07/15/02 ...............            838        872,777
 Resolution Funding Coupon
  Strips, 0.00%, 04/15/07 .......          1,248        724,814
 Sears Roebuck Acceptance
  Corp., 7.14%, 05/02/03 ........            149        154,668
 Talton Holdings, Inc.,
  11.00%, 06/30/07 (i) ..........            353        383,005
 Wachovia Corp.,
  6.375%, 04/15/03 ..............            519        522,778
                                                     ----------
                                                      8,820,274
                                                     ----------
FUNERAL SERVICES--0.4%
 Service Corp. International,
  6.75%, 06/01/01 ...............            377        381,392
                                                     ----------
HEALTHCARE--0.7%
 Dynacare, Inc.,
  10.75%, 01/15/06 ..............            222        233,655
 Quest Diagnostics, Inc.,
  10.75%, 12/15/06 ..............            418        455,620
                                                     ----------
                                                        689,275
                                                     ----------
INDUSTRIAL & MACHINERY--0.6%
 High Voltage Engineering
  Corp., 10.50%, 08/15/04 (i) ...            374        388,025
 Orbcomm Global L.P.,
  14.00%, 08/15/04 ..............            196        212,660
                                                     ----------
                                                        600,685
                                                     ----------
MANUFACTURING--0.2%
 Commonwealth Aluminum
  Corp., 10.75%, 10/01/06 .......            104        112,320
 W.R. Carpenter North America
  Incorporated,
  10.625%, 06/15/07 .............             54         55,890
                                                     ----------
                                                        168,210
                                                     ----------
MEDICAL SUPPLIES--0.6%
 Wright Med Technology
  Incorporated,
  11.75%, 07/01/00 ..............            557        562,570
                                                     ----------
OTHER--0.5%
 RMOF, 2.16%, 01/31/22 ..........          5,310        532,741
                                                     ----------
REAL ESTATE--0.3% ................
 Simon DeBartolo Group, Inc.,
  6.875%, 10/27/05 ..............            299        302,262
                                                     ----------
RESTAURANTS, LODGING &
  ENTERTAINMENT--0.4%
 Carrols Corp.,
  11.50%, 08/15/03 (h) ..........            241        257,268



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              41



--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                       PRINCIPAL
                                        AMOUNT
DESCRIPTION                              (000)           VALUE
----------------------------------    -----------     -----------
LAZARD BOND PORTFOLIO (CONTINUED)
 Courtyard by Marriott II Ltd.,
  Series B,
   10.75%, 02/01/08 .............     $       140     $   154,000
                                                      -----------
                                                          411,268
                                                      -----------
RETAIL--1.2%
 May Department Stores Co.,
  9.875%, 12/01/02 ..............             680         781,028
 Petro Stopping Centers,
  10.50%, 02/01/07 ..............             365         386,900
                                                      -----------
                                                        1,167,928
                                                      -----------
TELECOMMUNICATIONS--1.6%
 Communications Instruments,
  Inc., 10.00%, 09/15/04 ........             300         300,000
 Fundy Cable Ltd.,
  11.00%, 11/15/05 ..............             452         483,640
 GTE Corp., 6.56%, 08/14/02 .....             253         253,754
 Lodgenet Entertainment Corp.,
   10.25%, 12/15/06 .............             495         511,087
                                                      -----------
                                                        1,548,481
                                                      -----------
TRANSPORTATION--0.9%
 Atlantic Express, Inc.,
  10.75%, 02/01/04 (i) ..........             407         432,437
 Greyhound Lines, Inc.,
  11.50%, 04/15/07 ..............             428         473,475
                                                      -----------
                                                          905,912
                                                      -----------
UTILITIES--1.5%
 Calpine Corp.,
  10.50%, 05/15/06 ..............             175         190,750
 Texas Utilities Co.,
  6.375%, 10/01/04 (i) ..........             821         829,489
 United States West Capital
  Funding, Inc.,
   6.85%, 01/15/02 ..............             476         481,360
                                                      -----------
                                                        1,501,599
                                                      -----------
 TOTAL CORPORATE BONDS
 (Identified cost $21,097,946) ..                      21,570,212
                                                      -----------
MUNICIPALS--4.5%
 Atlanta, Georgia Water &
  Sewer Revenue, 5.25%,
  01/01/27 ......................             520         520,432
 Houston, Texas Water & Sewer
  Systems Revenue,
   5.25%, 12/01/25 ..............             860         860,671
 Jefferson County, Alabama
  Sewer Revenue,
   5.375%, 02/01/27 .............           1,040       1,048,497
 Massachusetts State Turnpike
  Authority,
   5.125%, 01/01/23 Series A ....             120         118,090
   5.125%, 01/01/23 Series B ....             500         492,950
 New York City, New York
  Municipal Water Finance,
   5.125%, 06/15/30 .............           1,470       1,443,716
                                                      -----------
 TOTAL MUNICIPALS
  (Identified cost $4,373,176) ..                       4,484,356
                                                      -----------
MORTGAGE PASS-THROUGH
  SECURITIES--27.6%
 Federal Home Loan Mortgage
  Corp.,
   6.00%, 01/01/14 ..............             283         279,544
   6.097%, 09/25/36 (f) .........             393         391,490
   6.50%, 04/15/22 ..............             775         779,797
   6.50%, TBA ...................             982         983,532
   6.75%, 05/15/08 ..............             619         631,436
   7.00%, 10/01/12 ..............             370         375,780
   7.00%, TBA ...................             212         215,311
   7.871%, 09/01/26 (f) .........             261         264,326
   7.913%, 11/01/26 (f) .........             303         313,853
 Federal National Mortgage
  Association,
   6.089%, 12/01/36 .............             527         530,981
   6.099%, 09/01/37 .............             301         302,296
   6.115%, 12/01/37 .............             301         301,741
   6.25%, 03/25/23 ..............             367         364,361



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
42



--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                         PRINCIPAL
                                          AMOUNT
DESCRIPTION                               (000)              VALUE
-------------------------------------- ----------        -------------
LAZARD BOND PORTFOLIO (CONTINUED)
   6.50%, 12/25/22 ............       $       502       $     503,029
   6.50%, 07/25/23 ............               434             425,815
   6.50%, TBA .................               499             500,402
   6.769%, 05/01/25 ...........               769             788,932
   6.777%, 06/01/37 ...........               493             500,030
   6.874%, 07/01/37 ...........               838             852,509
   7.00%, TBA .................               854             866,537
   7.00%, TBA .................             1,090           1,097,826
   7.075%, 05/01/06 ...........               454             474,482
   7.50%, TBA .................               626             640,667
   7.603%, 06/01/25 (f) .......               239             244,561
   7.606%, 08/01/27 ...........               945             987,815
   7.771%, 07/01/26 ...........               520             535,356
   7.783%, 05/01/25 ...........               357             368,360
   7.843%, 07/01/25 (f) .......               352             362,358
   7.86%, 04/01/24 ............               495             514,947
   10.00%, 08/01/18 ...........               313              88,688
   10.095%, 05/25/21 (f) ......               227              80,406
 Government National
  Mortgage Association,
   5.00%, 10/20/27 ............               645             640,032
   5.00%, 12/20/27 ............               761             754,771
   5.50%, 07/20/27 ............               272             274,262
   5.50%, 09/20/27 ............               401             404,378
   5.50%, 10/20/27 ............               975             977,505
   5.50%, 12/20/27 ............             1,999           2,003,073
   6.00%, 10/20/26 ............               949             974,275
   6.00%, 11/20/27 ............               997           1,008,224
   6.00%, 12/20/27 ............               417             422,154
   6.50%, 11/20/26 ............             1,236           1,269,010
   6.50%, 03/20/27 ............               954             977,939
   7.00%, 09/20/20 ............               311             320,108
   7.00%, 01/20/24 (f) ........               371             382,013
   7.00%, 09/20/26 ............               527             540,557
   7.50%, TBA .................               908             930,128
   9.00%, 09/15/25 ............                85              91,142
                                                        -------------
 TOTAL MORTGAGE PASS-THROUGH
  SECURITIES
  (Identified cost $27,399,676)                            27,536,739
                                                        -------------
U.S. GOVERNMENT
  OBLIGATIONS--24.5%
 Tennessee Valley Authority
  Federal,
   0.00%, 11/15/29 ............               751             689,298
 United States Treasury Notes,
  3.625%, 07/15/02 ............             1,845           1,835,776
  5.875%, 11/15/05 ............               427             429,267
  6.25%, 05/31/99 .............             1,394           1,405,110
  6.25%, 02/28/02 .............             5,518           5,618,869
  7.75%, 12/31/99 .............             4,624           4,803,920
 United States Treasury Strips,
  0.00%, 11/15/04 .............             3,660           2,473,135
  0.00%, 05/15/07 .............            11,386           6,604,222
  0.00%, 02/15/16 .............               800             270,488
  0.00%, 02/15/25 .............             1,500             297,135
                                                        -------------
 TOTAL U.S. GOVERNMENT
  OBLIGATIONS
  (Identified cost $24,174,965)                            24,427,220
                                                        -------------
REPURCHASE AGREEMENT--5.1%
 State Street Bank and Trust
  Company, 5.65%, 01/02/98
  (Dated 12/31/97, collateral-
  ized by $5,020,000 United
  States Treasury Notes, 6.25%,
  07/31/98, with a value of
  $5,167,703) (Identified cost
  $5,063,000) .................             5,063           5,063,000
                                      ------------      -------------
 TOTAL INVESTMENTS
 (Identified cost $103,539,444)
  (d) .........................             105.0%      $ 104,673,218
 LIABILITIES IN EXCESS OF CASH
  AND OTHER ASSETS ............              (5.0)         (4,962,594)
                                      ------------      -------------
 NET ASSETS ...................             100.0%      $  99,710,624
                                      ============      ==============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              43



--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                          PRINCIPAL
                                            AMOUNT
DESCRIPTION                                  (000)        VALUE
-----------------------------------     ------------  -------------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO*
CURRENCY DENOMINATED BONDS--95.2%
ARGENTINE PESO--0.7%
 Argentina Bocon, (USD),
  0.00%, 09/01/02 ...............      $       50     $    58,440
 Banco Hipotecario Nacional,
  (USD), 8.50%, 11/29/03 ........             180         154,800
 Republic of Argentina,
  0.00%, 04/01/07 ...............              50          44,759
  0.00%, 04/01/07 ...............             405         362,544
  8.75%, 07/10/02 ...............             160         132,553
                                                      -----------
 TOTAL ARGENTINE PESO ...........                         753,096
                                                      -----------
AUSTRALIAN DOLLAR--2.1%
 Commonwealth of Australia,
  10.00%, 02/15/06 ..............           2,878       2,350,372
                                                      -----------
AUSTRIAN SCHILLING--1.1%
 Republic of Austria,
  8.00%, 03/18/02 (h) ...........          14,670       1,294,941
                                                      -----------
BRITISH POUND--10.3%
 Bayerische Landesbank
  Girozentrale,
   8.50%, 02/26/03 ..............             275         478,224
 Birmingham Midshires
  Building Society,
   9.125%, 01/05/06 .............             550         995,406
 British Aerospace PLC,
  11.875%, 12/29/08 (h) .........             540       1,214,013
 Finance for Residence Society
  House, 11.126%, 10/05/58 (f) ..             300         730,502
 Merrill Lynch & Co.,
  7.375%, 12/06/01 ..............             387         639,620
 North American Capital Corp.,
  8.25%, 11/17/03 (h) ...........             876       1,490,988
 Sutton Bridge Financing, Ltd.,
  8.625%, 06/30/22 ..............             438         798,529
 United Kingdom Treasury
  Bonds, 7.75%, 09/08/06 ........           2,255       4,029,079
 West LB Finance Curacao NV,
  8.50%, 06/02/03 (h) ...........             710       1,233,230
                                                      -----------
 TOTAL BRITISH POUND ............                      11,609,591
                                                      -----------
CANADIAN DOLLAR--1.2%
 Call Net Enterprises, Inc.,
  8.375%, 08/15/07 ..............             761         553,822
 Government of Canada,
  8.00%, 06/01/23 ...............             455         403,245
 Quebec Housing,
  8.95%, 05/13/13 ...............             411         362,381
                                                      -----------
 TOTAL CANADIAN DOLLAR ..........                       1,319,448
                                                      -----------
CHILEAN PESO--0.3%
 Government TEM in Salomon
  Clean Note Structure,
   0.00%, 01/13/98 ..............             115         115,483
  0.00%, 06/26/98 ...............             200         179,326
                                                      -----------
 TOTAL CHILEAN PESO .............                         294,809
                                                      -----------
CHINESE RENMINBI--0.3%
 DMG CNY Linked CD, (USD),
  0.00%, 01/26/98 ...............             325         321,750
                                                      -----------
CZECH KORUNA--0.3%
 Komercni Banka,
  11.40%, 09/28/01 ..............          10,000         257,330
 Wood & Co., PN,
  0.00%, 06/04/98 ...............           4,000         109,871
                                                      -----------
 TOTAL CZECH KORUNA .............                         367,201
                                                      -----------
DANISH KRONE--6.7%
 Kingdom of Denmark,
  7.00%, 11/10/24 ...............           3,882         632,052
 Kreditforeningen Denmark,
  10.20%, 04/15/04 (f) ..........           5,000         820,940
 Nykredit,
  6.00%, 10/01/26 (h) ...........          36,944       5,254,299
 Unikredit,
  6.00%, 10/01/26 ...............           4,705         666,414
  8.00%, 10/01/26 ...............           1,208         181,326
                                                      -----------
 TOTAL DANISH KRONE .............                       7,555,031
                                                      -----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
44



--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                       PRINCIPAL
                                        AMOUNT
DESCRIPTION                              (000)          VALUE
--------------------------------      -----------    ------------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO* (CONTINUED)
ESTONIAN KROON--0.1%
 Merita Bank CP,
  10.00%, 12/28/98 (f) ..........     $     1,000     $    67,751
                                                      -----------
FINNISH MARKKA--0.7%
 Republic of Finland,
  7.25%, 04/18/06 ...............           4,000         820,716
                                                      -----------
FRENCH FRANC--4.5%
 Credit Foncier de France,
  7.50%, 03/29/05 ...............          18,250       3,369,208
 Government of France,
  0.00%, 04/25/21 ...............          29,380       1,199,901
 Neopost,
  5.942%, 09/30/07 (f), (i) .....           3,300         548,309
                                                      -----------
 TOTAL FRENCH FRANC .............                       5,117,418
                                                      -----------
GERMAN MARK--5.4%
 Autobahn Tank & Rast,
  6.00%, 10/16/00 ...............             943         539,396
 Baden Wurttemberg,
  6.75%, 06/22/05 ...............             914         550,752
 Bank Nederlandse Gemeenten,
  6.50%, 11/04/08 ...............           2,000       1,189,583
 Exide Holdings,
  9.125%, 04/15/04 (i) ..........             985         559,861
 Federal Republic of Germany,
  0.00%, 01/04/21 ...............          18,269       2,547,982
 Impress Metal Pack Holding,
  9.875%, 05/29/07 (i) ..........             208         119,381
 Land Hessen,
  6.00%, 11/29/13 (h) ...........           1,000         586,238
                                                      -----------
 TOTAL GERMAN MARK ..............                       6,093,193
                                                      -----------
GREEK DRACHMA--0.4%
 Republic of Hellenic,
  11.10%, 06/30/00 (f) ..........          30,000         105,622
  11.10%, 08/14/03 (f) ..........         113,000         383,085
                                                      -----------
 TOTAL GREEK DRACHMA ............                         488,707
                                                      -----------
HUNGARIAN FORINT--0.3%
 Government of Hungary,
  16.50%, 04/12/99 ..............          39,000         187,128
  23.00%, 05/06/99 ..............           7,000          36,175
 ING,
  20.00%, 01/07/98 (f) ..........           7,740          37,900
 ING, (USD),
  0.00%, 03/18/98 ...............              75          63,375
 Republic of Hungary,
  19.50%, 01/12/99 ..............          12,000          59,340
                                                      -----------
 TOTAL HUNGARIAN FORINT .........                         383,918
                                                      -----------
INDONESIAN RUPIAH--0.6%
 Asia Investment International,
  Ltd.,
  0.00%, 01/16/98 ...............         725,000         130,191
  0.00%, 02/04/98 ...............         370,000          64,851
 Asia Investment International,
  Ltd., (USD),
  0.00%, 02/04/98 ...............             170         106,984
  0.00%, 02/13/98 ...............             400          76,844
 DMG INR Linked CD, (USD),
  0.00%, 06/15/98 ...............             100          83,120
 PT Davomas Abadi,
  0.00%, 02/04/98 ...............       1,000,000         176,465
                                                      -----------
 TOTAL INDONESIAN RUPIAH ........                         638,455
                                                      -----------
IRISH POUND--1.3%
 Republic of Ireland,
  6.25%, 04/01/99 ...............             714       1,031,987
  8.00%, 08/18/06 ...............             262         434,993
                                                      -----------
 TOTAL IRISH POUND ..............                       1,466,980
                                                      -----------
ITALIAN LIRA--13.1%
 Republic of Italy,
  11.50%, 03/01/03 (h) ..........       8,700,000       6,263,606
  12.50%, 03/01/01 (h) ..........      12,430,000       8,505,662
                                                      -----------
 TOTAL ITALIAN LIRA .............                      14,769,268
                                                      -----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              45


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THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                     PRINCIPAL
                                      AMOUNT
DESCRIPTION                            (000)           VALUE
------------------------------     -----------    ------------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO* (CONTINUED)
JAPANESE YEN--30.1%
 Asterique,
  2.48%, 01/23/02 ...........     $   191,549     $ 1,466,875
 European Investment Bank,
  3.00%, 09/20/06 (h) .......         309,000       2,579,536
 Export-Import Bank of Japan,
  4.375%, 10/01/03 (h) ......         205,000       1,819,283
 Federal National Mortgage
  Association,
   2.125%, 10/09/07 .........         690,000       5,378,586
 Government of Japan,
  3.10%, 09/20/17 ...........          44,700         370,383
  3.30%, 09/20/05 ...........         366,000       3,119,843
  6.30%, 09/20/01 ...........       1,407,300      12,836,612
 International Bank for
  Reconstruction and
  Development,
    4.75%, 12/20/04 .........         370,500       3,419,258
 Isveimer,
  4.15%, 03/23/99 ...........         187,000       1,482,881
 Nippon Credit Bank,
  1.80%, 07/27/00 ...........          60,000         427,816
  3.05%, 05/25/01 ...........          30,000         216,757
 Republic of Austria,
  4.50%, 09/28/05 (h) .......          80,000         734,089
  6.25%, 10/16/03 ...........          15,000         145,181
                                                  -----------
 TOTAL JAPANESE YEN .........                      33,997,100
                                                  -----------
KENYAN SHILLING--0.1%
 Kenyan Treasury Bill,
  1.00%, 01/05/98 ...........           6,100          96,552
                                                  -----------
LEBANESE POUND--0.7%
 Paribas LBP Treasury Bill,
            0.00%, 04/09/98 .         200,000         126,064
  0.00%, 04/30/98 ...........          65,000          40,545
  0.00%, 05/28/98 ...........         360,000         222,200
  0.00%, 07/09/98 ...........         550,000         332,269
  0.00%, 09/24/98 ...........          80,000          46,235
                                                  -----------
 TOTAL LEBANESE POUND .......                         767,313
                                                  -----------
MEXICAN PESO--0.6%
 Bancomer CD,
  0.00%, 06/29/98 ...........           4,000         451,216
 Mexican Cetes,
  0.00%, 06/04/98 ...........             968         110,676
 UDI Bonos,
  7.00%, 05/27/99 ...........             350          88,657
                                                  -----------
 TOTAL MEXICAN PESO .........                         650,549
                                                  -----------
NETHERLANDS GUILDER--1.0%
 Government of Netherlands,
  8.75%, 01/15/07 ...........           1,861       1,134,874
                                                  -----------
NORWEGIAN KRONE--0.7%
 Sparebanken Norway,
  10.25%, 06/23/03 (f) ......           6,000         858,269
                                                  -----------
POLISH ZLOTY--0.2%
 Government of Poland,
  16.00%, 10/12/98 ..........             820         216,806
                                                  -----------
RUSSIAN ROUBLE--0.5%
 Cargill Delay Rus S Acct
  (USD),
   0.00%, 02/20/98 ..........             200         195,228
 Chase Russian GKO Linked
  Note, (USD),
  0.00%, 06/19/98 ...........             220         225,622
 Citibank GKO Linked Note,
  0.00%, 01/29/98 ...........       1,285,800         209,932
                                                  -----------
 TOTAL RUSSIAN ROUBLE .......                         630,782
                                                  -----------
SOUTH AFRICAN RAND--0.1%
 Lesotho Water,
  12.50%, 04/15/02 ..........             310          60,580
 South African Roads,
  11.50%, 09/30/05 ..........             500          89,633
                                                  -----------
 TOTAL SOUTH AFRICAN RAND ...                         150,213
                                                  -----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
46



--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                       PRINCIPAL
                                        AMOUNT
DESCRIPTION                              (000)         VALUE
---------------------------------    -----------    ------------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO* (CONTINUED)
SPANISH PESETA--3.7%
 Catalunya Generalitat,
  9.30%, 11/24/03 ..............     $    67,000     $   524,654
 Kingdom of Spain,
  8.00%, 05/30/04 (h) ..........         483,040       3,625,574
                                                     -----------
 TOTAL SPANISH PESETA ..........                       4,150,228
                                                     -----------
SWEDISH KRONA--1.4%
 Kingdom of, Sweden
  9.00%, 04/20/09 ..............           9,900       1,543,409
                                                     -----------
THAILAND BAHT--0.0%
 Finance One PLC, (USD),
  2.00%, 08/31/01 ..............             220          32,736
                                                     -----------
TURKISH LIRE--1.1%
 Credit Suisse TRL Weekly Roll,
  0.00%, 09/17/98 ..............      65,000,000         389,331
  0.00%, 10/07/98 ..............      50,000,000         291,306
  0.00%, 10/08/98 ..............         750,000         425,402
  0.00%, 11/04/98 ..............         200,000         108,958
                                                     -----------
 TOTAL TURKISH LIRE ............                       1,214,997
                                                     -----------
UNITED STATES DOLLAR--5.2%
 American Rice, Inc.,
  13.0%, 07/31/02 ..............              27          25,785
 Americold Corp.,
  12.875%, 05/01/08 ............              69          88,320
 Archibald Candy Corp.,
  10.25%, 07/01/04 .............             130         136,175
 Asia Investment International,
  Ltd.,
   0.00%, 02/13/98 .............             350          51,313
 Atlantic Express Transportation
  Corp.,
   10.75%, 02/01/04 (i) ........             100         106,250
 Carrols Corp.,
  11.50%, 08/15/03 (h) .........              52          55,510
 Carter (William) Co.,
  10.375%, 12/01/06 ............             100         105,000
 Commodore Media, Inc.,
  7.50%, 05/01/03 (f) ..........              50          56,000
 Commonwealth Aluminum
  Corp.,
   10.75%, 10/01/06 ............             100         108,000
 Discovery Zone,
  13.50%, 08/01/02 (i) .........             209         218,927
 Federal Home Loan Banks,
  5.69%, 10/02/98 ..............             500         499,455
 Federal National Mortgage
  Association, Series 23,
  Class 2,
   10.00%, 09/01/17 ............             467         129,599
 Forman Petroleum Corp.,
  13.50%, 06/01/04 .............             309         312,090
 Greyhound Lines, Inc.,
  11.50%, 04/15/07 .............              88          97,350
 High Voltage Engineering
  Corp.,
   10.50%, 08/15/04 (i) ........             274         284,275
 ICF Kaiser International, Inc.,
  13.00%, 12/31/03 (f) .........             115         117,300
 Intertek Finance PLC,
  10.25%, 11/01/06 .............              39          40,755
 Morgan Guaranty Trust,
  0.00%, 02/13/98 ..............             240         116,486
 Petro Stopping Centers,
  10.50%, 02/01/07 (h) .........             106         112,360
 Poindexter (J.B.) & Co.,
  12.50%, 05/15/04 .............              80          84,000
 Quest Diagnostics, Inc.,
  10.75%, 12/15/06 .............              50          54,500
 Reliance Industries, Ltd.,
  9.375%, 06/24/26 (h), (i) ....             250         279,645
 Sabreliner Corp.,
  12.50%, 04/15/03 .............              48          50,040
 Salomon Brf Structured Note,
  0.00%, 03/03/98 ..............             130         123,643



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              47



--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------





                                        PRINCIPAL
                                         AMOUNT
DESCRIPTION                              (000)             VALUE
--------------------------------      ------------      -----------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO* (CONTINUED)
 Salomon Incorporated Medium
  Term Note Book Entry,
   0.00%, 03/09/98 ...............     $        169     $    162,338
 Spanish Broadcasting Systems,
  Inc.,
   11.00%, 03/15/04 ..............               57           62,700
 Subic Power Corp.,
  9.50%, 12/28/08 ................              189          176,379
 Talton Holdings, Inc.,
  11.00%, 06/30/07 (h), (i) ......              186          201,810
 Transamerican Energy Corp.,
  11.50%, 06/15/02 (i) ...........               52           52,260
 Trump Atlantic City
  Associates,
   11.25%, 05/01/06 ..............               25           24,688
 United States Treasury Bond,
  0.00%, 11/15/24 ................            4,658          936,677
 United States Treasury Notes,
  4.75%, 09/30/98 ................               50           49,688
  5.00%, 01/31/98 (h) ............              426          425,732
  5.125%, 03/31/98 ...............               74           73,942
  6.25%, 06/30/98 ................              100          100,375
 W.R. Carpenter North America
  Incorporated,
   10.625%, 06/15/07 .............              250          258,750
 Waxman Industries, Inc.,
  12.75%, 06/01/04 ...............               95           84,075
                                                        ------------
 TOTAL UNITED STATES DOLLAR ......                         5,862,192
                                                        ------------
VENEZUELAN BOLIVAR--0.4%
 Venezuela FLIRB, (USD),
  6.75%, 03/31/07 (f), (g) .......              226          202,734
 Venezuela Titulos Establ
  Monetaria,
   20.78%, 01/09/98 (f) ..........          150,000          297,491
                                                        ------------
 TOTAL VENEZUELAN BOLIVAR ........                           500,225
                                                        ------------



 TOTAL CURRENCY DENOMINATED
  BONDS
   (Identified cost
   $111,311,253) .................                       107,518,890
                                                        ------------
PREFERRED STOCKS--0.5%
UNITED STATES DOLLAR-0.5%
 Forman Petroleum Corp., (i) .....            1,217           63,284
 ICG Holdings, Inc. ..............              190          209,000
 Nextel Communications,
  Inc., (i) ......................               15           17,100
 Paxson Communications
  Corp.,12.50% ...................              232          234,320
 Silgan Holdings, Inc. ...........            1,000            1,140
                                                        ------------
 TOTAL PREFERRED STOCKS
  (Identified cost $500,645) .....                           524,844
                                                        ------------



                                            PRINCIPAL
                                             AMOUNT
                                              (000)
                                           ----------
COMMERCIAL PAPER--3.4%
 American Express Credit Corp.,
  5.55%, 07/02/98 ..............            $   160          155,511
  5.57%, 04/02/98 ..............                150          147,911
 Ford Motor Credit Corp.,
  5.71%, 02/20/98 ..............                140          138,890
  5.71%, 03/23/98 ..............                 70           69,101
  5.72%, 02/04/98 ..............                100           99,460
 General Electric Capital Corp.,
  5.55%, 01/12/98 ..............                150          149,746
  5.55%, 01/15/98 ..............                300          299,352
  5.56%, 03/05/98 ..............                190          188,181
  5.56%, 05/12/98 ..............                135          132,269
  5.56%, 06/05/98 ..............                100           97,606
  5.57%, 04/24/98 ..............                127          124,780
  5.58%, 01/27/98 ..............                262          260,944
  5.59%, 01/29/98 ..............                320          318,609
  5.60%, 01/27/98 ..............                125          124,494
  5.70%, 02/13/98 ..............                170          168,842
  5.85%, 01/12/98 ..............                150          149,732



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
48



--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------





                                      PRINCIPAL
                                       AMOUNT
DESCRIPTION                             (000)        VALUE
----------------------------------  ----------    ----------
LAZARD INTERNATIONAL FIXED-INCOME
PORTFOLIO* (CONTINUED)
  5.85%, 01/15/98 ..............    $      220    $  219,499
  5.85%, 01/20/98 ..............           175       174,460
 Prudential Funding Corp.,
  5.56%, 05/06/98 ..............           260       254,980
  5.85%, 01/22/98 ..............           550       548,123
                                                  ----------
 TOTAL COMMERCIAL PAPER
  (Identified cost $3,822,490) .                   3,822,490
                                                  ----------
DISCOUNT NOTES--0.2%
 Federal National Mortgage
  Association Discount Notes,
  5.19%, 02/13/98 ..............           110       109,318
  5.34%, 01/12/98 ..............           180       179,707
                                                  ----------
 TOTAL DISCOUNT NOTES
  (Identified cost $289,025) ...                     289,025
                                                  ----------
U.S. GOVERNMENT OBLIGATIONS--0.2%
 United States Treasury Bills,
  0.00%, 05/28/98 ..............           200       195,750
  0.00%, 08/20/98 ..............            15        14,498
  0.00%, 10/15/98 ..............            50        47,930
                                                  ----------
 TOTAL U.S. GOVERNMENT
  OBLIGATIONS
  (Identified cost $258,182) ...                     258,178
                                                  ----------
 TOTAL INVESTMENTS
  (Identified cost
  $116,181,595) (d) ............          99.5%  112,413,427
 CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES ........           0.5       543,811
                                    ----------   -----------
 NET ASSETS ....................         100.0% $112,957,238
                                    ==========   ===========


* Percentages of holdings are presented in the portfolio by currency denomination.


  Percentages by type are as follows:



  Collateralized Mortgage Obligations 0.3%, Commercial Paper 3.4%, Convertible Bonds 0.4%, Corporate Bonds 30.8%, Discount Notes 0.7%, Foreign Government Obligations 52.6%, Mortgage Backed Securities 4.8%, Preferred Stocks 0.5%, Step-Up Bonds 1.0%, Structured Notes 3.4%, United States Government Obligations 1.6%.



  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              49

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)



Forward Foreign Currency Contracts open at December 31, 1997:





                                                       U.S. $ Cost        U.S. $          Unrealized
  Foreign Currency     Expiration       Foreign       on Origination      Current        Appreciation
 Purchase Contracts       Date         Currency            Date            Value        (Depreciation)
--------------------   ------------   -------------   ----------------   ------------   ---------------
          ATS             3/12/98        4,051,954       $  324,411       $  322,066      $   (2,345)
          AUD             3/12/98          454,676          329,985          296,809         (33,176)
          BEL             3/12/98       97,698,298        2,643,177        2,647,884           4,707
          CAD             3/12/98        6,965,703        5,082,696        4,885,113        (197,583)
          CHF             3/12/98        4,479,598        3,117,096        3,091,307         (25,789)
          CLP             1/28/98      103,155,624          235,000          234,568            (432)
          CLP              2/4/98       59,876,544          140,000          136,059          (3,941)
          CNY             1/27/98        1,048,813          125,000          125,695             695
          CNY             2/19/98          209,358           25,000           24,771            (229)
          CNY             5/12/98        1,184,220          135,000          133,067          (1,933)
          CNY             5/29/98        1,738,020          200,000          193,268          (6,732)
          CNY              9/9/98          129,737           15,000           13,717          (1,283)
          CNY            10/30/98          920,000          100,000           95,204          (4,796)
          COP              1/5/98      290,738,800          220,000          223,828           3,828
          COP             1/12/98      196,845,000          150,000          151,133           1,133
          COP             1/20/98      232,727,200          176,415          178,188           1,773
          COP             1/22/98      428,970,300          330,000          328,215          (1,785)
          COP             1/23/98      286,173,800          220,000          218,883          (1,117)
          COP              2/5/98      289,300,000          220,000          220,000               0
          COP              4/6/98       68,050,000           50,000           50,414             414
          CZK              1/5/98        6,710,000          200,000          193,741          (6,259)
          CZK              3/5/98        6,710,000          191,114          190,278            (836)
          DEM             3/12/98       15,958,658        9,254,765        8,907,897        (346,868)
          DKK              1/2/98        4,406,501          652,023          643,173          (8,850)
          DKK             3/12/98       18,925,556        2,858,876        2,772,166         (86,710)
          ESP             3/12/98      334,844,495        2,236,966        2,202,032         (34,934)
          FIM             3/12/98        1,044,284          199,981          192,422          (7,559)
          FRF             3/12/98       47,819,804        8,016,379        7,978,189         (38,190)
          GBP             3/12/98        1,003,137        1,622,071        1,641,903          19,832
          GRD             4/14/98       10,500,000           37,221           36,079          (1,141)
          GTQ              6/9/98          219,566           35,000           34,780            (220)
          HRK             1/27/98        1,645,000          262,436          259,080          (3,356)
          IDR             1/21/98      358,000,000           95,569           64,732         (30,837)
          IDR              2/4/98      313,000,000           80,670           56,360         (24,310)
          IDR             4/24/98      490,000,000          126,943           85,837         (41,106)
          IDR            10/14/98      539,000,000          140,000           90,050         (49,950)
          IEP             3/12/98        1,192,998        1,754,412        1,696,920         (57,492)
          INR              1/6/98        2,760,000           75,000           69,868          (5,132)
          INR             1/23/98        7,742,000          200,000          193,586          (6,414)


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
50

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THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)




                                                         U.S. $ Cost         U.S. $          Unrealized
  Foreign Currency     Expiration        Foreign        on Origination       Current        Appreciation
 Purchase Contracts       Date          Currency             Date             Value        (Depreciation)
--------------------   ------------   ---------------   ----------------   -------------   ---------------
          INR             2/18/98          6,471,500      $   170,000       $   159,449     $    (10,551)
          ITL             3/12/98      6,357,008,078        3,703,366         3,592,319         (111,047)
          JPY             1/16/98         14,000,000          108,426           107,471             (955)
          JPY             3/12/98      1,815,060,174       15,492,113        14,047,716       (1,444,397)
          MXN              7/2/98          1,378,960          160,000           159,537             (463)
          NLG             3/12/98          8,315,930        4,133,041         4,119,269          (13,773)
          NOK             3/12/98            335,659           48,000            45,635           (2,365)
          PEN             1/30/98            299,453          110,000           109,234             (766)
          PEN             2/20/98            386,260          140,000           140,295              295
          PEN             3/24/98            192,661           70,000            69,545             (455)
          PHP             1/14/98          2,602,500           75,000            63,691          (11,309)
          PHP              5/5/98          2,983,200           80,000            69,292          (10,708)
          PHP              5/6/98          9,677,200          260,000           224,692          (35,308)
          PHP              7/7/98          2,796,000          100,000            63,401          (36,599)
          PLN              1/2/98            111,720           30,000            31,659            1,659
          PLN             1/12/98            556,455          150,000           156,834            6,834
          PLN             1/30/98            751,359          210,000           209,723             (277)
          PLN              4/2/98            553,155          150,000           149,518             (482)
          PLN             4/20/98            110,331           30,000            29,565             (435)
          ROL             1/20/98      2,487,114,000          300,000           305,664            5,664
          RUR             5/13/98      8,813,000,000        1,408,277         1,422,202           13,925
          SEK             3/12/98         14,126,054        1,858,379         1,782,597          (75,782)
          SVC              6/9/98            314,692           35,000            35,430              430
          VEB             1/15/98        107,918,000          200,000           213,113           13,113
          VEB             2/19/98         90,355,000          170,000           176,493            6,493
          VEB             3/11/98         42,912,800           80,000            83,315            3,315
          XEU             3/12/98            293,011          335,951           322,847          (13,104)
          ZAR             10/5/98          4,399,058          869,321           850,276          (19,045)
          ZAR            10/14/98            478,512           94,681            92,331           (2,350)
          ZAR            10/16/98            252,875           50,000            48,775           (1,225)
                                                          -----------       -----------     ------------
                                                          $72,499,761       $69,761,170     $ (2,738,591)



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              51

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO (CONTINUED)


                                                        U.S. $ Cost         U.S. $          Unrealized
 Foreign Currency    Expiration        Foreign         on Origination       Current        Appreciation
  Sale Contracts        Date           Currency             Date             Value        (Depreciation)
------------------   ------------   ----------------   ----------------   -------------   ---------------
         ATS           3/12/98            1,302,048      $   108,000       $   103,492      $    4,508
         AUD           3/12/98            2,147,610        1,546,412         1,401,946         144,466
         CAD           3/12/98              546,905          393,893           383,550          10,343
         CHF           3/12/98            1,515,000        1,058,700         1,045,480          13,220
         CLP            2/4/98           81,000,000          184,426           184,058             368
         CZK            1/5/98            6,710,000          194,380           193,741             639
         DEM           1/27/98              456,816          258,746           254,340           4,406
         DEM           1/30/98              200,011          115,500           111,379           4,121
         DEM           3/12/98           15,715,632        8,934,986         8,772,243         162,743
         DKK           3/12/98           38,218,283        5,704,023         5,598,114         105,909
         ESP           3/12/98          194,041,150        1,301,110         1,276,069          25,041
         FRF           3/12/98            9,955,626        1,692,264         1,660,983          31,281
         GBP           3/12/98            1,403,417        2,290,284         2,297,069          (6,785)
         IDR           1/13/98          750,000,000          130,231           135,897          (5,666)
         IDR           1/16/98        1,026,000,000          190,000           185,761           4,239
         IDR           1/21/98          358,000,000          101,560            64,732          36,828
         IDR           1/23/98          770,000,000          145,146           139,155           5,991
         IDR           2/20/98          705,900,000          195,000           126,328          68,672
         IEP            1/9/98            1,037,000        1,508,835         1,475,736          33,099
         IEP           3/12/98              716,000        1,064,921         1,018,439          46,482
         INR            1/6/98            5,000,000          132,275           126,573           5,702
         INR           2/18/98           11,467,400          293,659           282,540          11,119
         INR            5/8/98            3,600,000           90,113            85,360           4,753
         ITL           3/12/98       12,738,595,187        7,282,586         7,198,527          84,059
         JPY           3/12/98        1,818,998,367       15,053,028        14,078,196         974,832
         KRW           2/12/98          434,161,326          430,663           250,340         180,323
         NLG           3/12/98              604,023          304,776           299,201           5,575
         NOK           3/12/98            6,818,317          921,469           926,985          (5,516)
         PHP           1/14/98            6,782,500          162,711           165,988          (3,277)
         PHP           1/16/98            5,425,200          132,000           132,603            (603)
         PLN            1/2/98              223,440           63,568            63,318             250
         RUR           1/20/98        1,266,633,000          211,000           209,918           1,082
         RUR           5/13/98        8,813,000,000        1,399,555         1,422,202         (22,647)
         RUR           5/14/98        8,813,000,000        1,438,857         1,421,445          17,412
         RUR           6/19/98        1,530,000,000          249,186           244,498           4,688
         SEK           3/12/98            8,133,560        1,078,707         1,026,391          52,316
         XEU           3/12/98              806,007          891,953           888,080           3,873
         ZAR           10/5/98              650,625          125,000           125,757            (757)
                                                         -----------       -----------      ----------
                                                         $57,379,523       $55,376,434      $2,003,089
                                                                                            ----------
Net unrealized depreciation from Forward Foreign Currency Contracts                         $ (735,502)
                                                                                            ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
52

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                     PRINCIPAL
                                      AMOUNT
DESCRIPTION                            (000)           VALUE
---------------------------------    ----------    ------------
LAZARD STRATEGIC YIELD PORTFOLIO*
CURRENCY DENOMINATED
  BONDS--78.2%
ARGENTINE PESO--2.5%
 Argentina Bocon, (USD),
  0.00%, 09/01/02 ...............    $     4,175    $ 4,879,740
 Banco Hipotecario Nacional,
  (USD),
   8.50%, 11/29/03 ..............          1,550      1,333,000
 Republic of Argentina,
  0.00%, 04/01/07 ...............            520        465,488
  0.00%, 04/01/07 ...............          2,780      2,488,573
  8.75%, 07/10/02 ...............          1,310      1,085,279
                                                    -----------
 TOTAL ARGENTINE PESO ...........                    10,252,080
                                                    -----------
AUSTRALIAN DOLLAR--4.8%
 Commonwealth of Australia,
  12.00%, 11/15/01 ..............         19,888     15,810,142
 Credit Foncier, 8.50%,
  09/09/02 ......................          6,000      4,178,368
                                                    -----------
 TOTAL AUSTRALIAN DOLLAR ........                    19,988,510
                                                    -----------
BRITISH POUND--1.7%
 Birmingham Midshires
  Building Society,
   9.125%, 01/05/06 .............            350        633,440
 British Aerospace PLC,
  11.875%, 12/29/08 .............            400        899,269
 Finance For Residence Society
  House,
   11.126%, 10/05/58 (f) ........            600      1,461,004
 North American Capital Corp.,
  8.25%, 11/17/03 ...............          1,126      1,916,498
 Sutton Bridge Financing Ltd.,
  8.625%, 06/30/22 ..............          1,211      2,207,805
                                                    -----------
 TOTAL BRITISH POUND ............                     7,118,016
                                                    -----------
CANADIAN DOLLAR--0.4%
 Call Net Enterprises, Inc.,
  8.375%, 08/15/07 ..............          1,811      1,317,966
 Quebec Housing,
  8.95%, 05/13/13 ...............            386        340,338
                                                    -----------
 TOTAL CANADIAN DOLLAR ..........                     1,658,304
                                                    -----------
CHILEAN PESO--0.1%
 Salomon CLP Linked Clean
  Note, (USD),
   0.00%, 01/26/98 ..............            525        493,778
                                                    -----------
CHINESE RENMINBI--0.5%
 DMG CNY Linked CD (USD),
  0.00%, 01/26/98 ...............          2,000      1,980,000
                                                    -----------
CZECH KORUNA--0.6%
 CEZ AS,
  11.30%, 06/06/05 ..............         24,100        586,717
 Credit Local,
  10.625%, 03/12/98 .............          6,500        184,423
 Komercni Banka,
  11.40%, 09/28/01 ..............          5,000        128,665
 Skofin, 11.625%, 02/09/98 ......         10,700        307,614
 Wood & Co. PN,
  0.00%, 06/04/98 ...............         47,000      1,290,985
                                                    -----------
 TOTAL CZECH KORUNA .............                     2,498,404
                                                    -----------
DANISH KRONE--4.8%
 Kreditforeningen Denmark,
  10.20%, 04/15/04 (f) ..........          9,590      1,574,563
 Nykredit AS, 6.00% 10/01/26 ....        103,894     14,776,150
 Unikredit,
  6.00%, 10/01/26 ...............         22,322      3,161,678
  8.00%, 10/01/26 ...............          3,906        586,308
                                                    -----------
 TOTAL DANISH KRONE .............                    20,098,699
                                                    -----------
ESTONIAN KROON--0.3%
 Hansabank Leasing CP,
  0.00%, 01/19/98 ...............         13,000        899,989
 Merita Bank CP,
  10.00%, 12/28/98 (f) ..........          7,000        474,258
                                                    -----------
 TOTAL ESTONIAN KROON ...........                     1,374,247
                                                    -----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              53

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                     PRINCIPAL
                                      AMOUNT
DESCRIPTION                            (000)         VALUE
---------------------------------  -----------    -----------
LAZARD STRATEGIC YIELD PORTFOLIO* (CONTINUED)
FRENCH FRANC--2.5%
 Credit Foncier de France,
  7.50%, 03/29/05 (h) .........    $    43,460    $ 8,023,329
 Neopost,
  5.914%, 09/30/07 (f), (i) ...         13,700      2,276,315
                                                  -----------
 TOTAL FRENCH FRANC ...........                    10,299,644
                                                  -----------
GERMAN MARK--2.3%
 Autobahn Tank & Rast,
  6.00%, 10/16/00 .............          3,264      1,867,009
 Bt & Co. Croatia Index Note,
  0.00%, 03/01/99 .............          1,500        510,297
 Bt Croatia,
  0.00%, 10/01/99 .............          1,000        407,182
 Exide Holdings,
  9.125%, 04/15/04 (i) ........          3,502      1,990,492
 Federal Republic of Germany,
  5.75%, 08/22/00 .............          7,776      4,466,894
 Impress Metal Pack Holding,
  9.875%, 05/29/07 (i) ........            669        383,970
                                                  -----------
 TOTAL GERMAN MARK ............                     9,625,844
                                                  -----------
GREEK DRACHMA--0.6%
 Republic of Hellenic,
  11.10%, 06/30/00 (f) ........        110,000        387,281
  11.10%, 08/14/03 (f) ........        565,000      1,915,423
                                                  -----------
 TOTAL GREEK DRACHMA ..........                     2,302,704
                                                  -----------
HUNGARIAN FORINT--1.1%
 Government of Hungary,
  23.00%, 05/06/99 ............        110,000        568,460
 ING, 20.00%, 01/07/98 ........        268,706      1,315,660
 ING, (USD), 0.00%, 03/18/98 ..            313        265,219
 Republic of Hungary,
  16.50%, 04/12/99 ............        277,000      1,329,090
  16.50%, 07/24/99 ............        165,000        792,100
  19.50%, 01/12/99 ............         50,000        247,252
                                                  -----------
 TOTAL HUNGARIAN FORINT .......                     4,517,781
                                                  -----------
INDONESIAN RUPIAH--0.9%
 Asia Investment International
  Ltd.,
   0.00%, 02/04/98 ............      1,320,000        231,362
 Asia Investment International
  Ltd., (USD),
   0.00%, 02/04/98 ............            200        125,863
  0.00%, 02/13/98 .............            350         51,313
  0.00%, 02/13/98 .............          2,500        480,273
 DMG INR Linked CD, (USD),
  0.00%, 06/15/98 .............          1,415      1,176,148
 Polysindo Eka,
  0.00%, 03/16/98 .............      1,000,000        166,128
  19.00%, 04/26/99 ............      5,000,000        545,455
 PT Davomas Abadi,
  0.00%, 02/04/98 .............      1,000,000        176,465
 PT Indah Kiat Pulp &
  Paper Corp.,
   0.00%, 06/16/98 ............      7,581,700        964,944
                                                  -----------
 TOTAL INDONESIAN RUPIAH ......                     3,917,951
                                                  -----------
IRISH POUND--2.1%
 Republic of Ireland,
  6.25%, 04/01/99 (h) .........          5,942      8,588,331
                                                  -----------
JAPANESE YEN--2.5%
 Asterique,
  2.48%, 01/23/02 (h) .........        262,675      2,011,555
 Japan,
  6.30%, 09/20/01 .............         78,700        717,866
 Japan Development Bank,
  6.50%, 09/20/01 .............        642,000      5,891,064
 Nippon Credit Bank,
  1.80%, 07/27/00 .............        140,000        998,238
  3.05%, 05/25/01 .............        120,000        867,029
                                                  -----------
 TOTAL JAPANESE YEN ...........                    10,485,752
                                                  -----------
KENYAN SHILLING--0.3%
 Kenyan Treasury Bill,
  0.00%, 01/05/98 .............         57,600        911,705



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
54

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                    PRINCIPAL
                                     AMOUNT
DESCRIPTION                           (000)           VALUE
-------------------------------     -----------    -----------
LAZARD STRATEGIC YIELD PORTFOLIO* (CONTINUED)
 Kenyan Treasury Bond,
  0.00%, 06/29/98 ...............    $    34,000    $   541,520
                                                    -----------
 TOTAL KENYAN SHILLING ..........                     1,453,225
                                                    -----------
LEBANESE POUND--1.3%
 Paribas LBP Treasury Bill,
  0.00%, 04/09/98 ...............        910,000        573,592
  0.00%, 04/30/98 ...............      1,160,000        723,576
  0.00%, 05/28/98 ...............      2,500,000      1,543,058
  0.00%, 07/09/98 ...............      1,650,000        996,808
  0.00%, 09/24/98 ...............      1,800,000      1,040,275
  20.04%, 12/17/98 (f) ..........        930,000        627,308
                                                    -----------
 TOTAL LEBANESE POUND ...........                     5,504,617
                                                    -----------
MEXICAN PESO--1.9%
 Bancomer,
  0.00%, 06/29/98 ...............         27,000      3,045,706
 Mexican Cetes,
  0.00%, 03/05/98 ...............            840        100,596
  0.00%, 05/07/98 ...............          5,000        579,569
  0.00%, 06/04/98 ...............          2,525        288,597
 UDI Bonos,
  7.00%, 05/27/99 ...............          1,600        405,288
 United Mexican States, (USD),
  6.617%, 12/31/19 (f) ..........            750        693,750
  6.693%, 12/31/19 (f) ..........            285        263,625
  6.75%, 12/31/19 (f) ...........          2,550      2,358,750
                                                    -----------
 TOTAL MEXICAN PESO .............                     7,735,881
                                                    -----------
MOROCCAN DIRHAM--0.4%
 Morocco Restructuring &
  Consolidation Agreement, (USD),
  5.844%, 01/01/09 (f) ..........          1,750      1,509,375
                                                    -----------
NEW ZEALAND DOLLAR--2.6%
 Government of New Zealand,
  10.00%, 03/15/02 (h) ..........         14,936      9,492,147
 Nordic Investment Bank,
  6.75%, 09/16/99 ...............          2,557      1,444,634
                                                    -----------
 TOTAL NEW ZEALAND DOLLAR .......                    10,936,781
                                                    -----------
NORWEGIAN KRONE--0.4%
 Sparebanken Norway,
  10.25%, 06/23/03 (f) ..........         12,250      1,752,298
                                                    -----------
PERUVIAN NOUVEAU SOL--0.3%
 Peru Trade Finance Paper,
  0.00%, 09/04/04 ...............          1,949      1,296,358
                                                    -----------
PHILIPPINE PESO--0.1%
 Government of Philippines,
  11.875%, 01/16/99 .............         10,000        227,086
                                                    -----------
POLISH ZLOTY--0.9%
 Government of Poland,
  12.00%, 06/12/02 ..............          1,300        266,638
  15.00%, 06/12/99 ..............          1,800        457,992
  16.00%, 10/12/98 ..............          8,420      2,226,224
 Poland Treasury Bills,
  0.00%, 3/11/98 ................          2,350        637,000
                                                    -----------
 TOTAL POLISH ZLOTY .............                     3,587,854
                                                    -----------
RUSSIAN ROUBLE--1.1%
 Cargill Delay Rus S Acct, (USD),
  0.00%, 02/20/98 ...............            450        439,264
 Chase Russian GKO Linked
  Note, (USD),
   0.00%, 06/19/98 ..............          1,640      1,681,107
 Citibank GKO Linked Note,
  0.00%, 01/29/98 ...............      6,174,300      1,008,074
 Lehman GKO Structured Note,
  0.00%, 05/13/98 ...............      8,813,000      1,329,995
                                                    -----------
 TOTAL RUSSIAN ROUBLE ...........                     4,458,440
                                                    -----------
SOUTH AFRICAN RAND--0.4%
 Lesotho Water,
  12.50%, 04/15/02 ..............          8,200      1,602,425
 South African Roads,
  11.50%, 09/30/05 ..............            975        174,785
                                                    -----------
 TOTAL SOUTH AFRICAN RAND .......                     1,777,210
                                                    -----------
SOUTH KOREAN WON--0.1%
 Morgan Guaranty Trust,
  0.00%, 02/13/98 ...............            600        291,215
                                                    -----------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              55

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                    PRINCIPAL
                                     AMOUNT
DESCRIPTION                           (000)          VALUE
---------------------------------  -------------  ------------
LAZARD STRATEGIC YIELD PORTFOLIO* (CONTINUED)
SWITZERLAND FRANC--0.1%
 Cesar Co.,
  0.125%, 09/30/98 ............    $        250    $    123,187
  0.125%, 09/30/00 ............             300         102,655
                                                   ------------
 TOTAL SWITZERLAND FRANC ......                         225,842
                                                   ------------
THAILAND BAHT--0.1%
 Finance One PLC, (USD),
  2.00%, 08/31/01 .............           1,375         204,600
 Morgan Guaranty Trust,
  0.00%, 07/31/99 .............          10,569          10,975
                                                   ------------
 TOTAL THAILAND BAHT ..........                         215,575
                                                   ------------
TURKISH LIRE--1.8%
 Credit Suisse TRL Weekly Roll,
  0.00%, 10/07/98 .............     375,000,000       2,184,794
  0.00%, 10/08/98 .............       7,200,000       4,083,854
  0.00%, 11/04/98 .............       2,350,000       1,280,260
                                                   ------------
 TOTAL TURKISH LIRE ...........                       7,548,908
                                                   ------------
UNITED STATES DOLLAR--37.2%
 Americold Corp.,
  12.875%, 05/01/08 ...........             885       1,132,800
 Amtrol, Inc.,
  10.625%, 12/31/06 ...........             791         814,730
 Archibald Candy Corp.,
  10.25%, 07/01/04 ............             464         486,040
 Asset Securitization Corp.,
  Series 1996-D2, Class ACS2,
   1.581%, 02/28/26 (f) .......           5,720         563,956
 Asset Securitization Corp.,
  Series 1997-D5, Class C,
   1.553%, 02/14/41 (f) .......          13,104       1,423,047
 Atlantic ExpressTransportation
  Corp.,
   10.75%, 02/01/04 (h), (i) ..           1,672       1,776,500
 BCF L.L.C., Series 1997-R1,
  Class WAC,
   6.104%, 03/25/37 (f) .......           2,112       2,177,985
 Bear Stearns Secured Investors
  Trust, Series 1998, Class IO,
   3.152%, 10/30/18 (f) .......          12,233       1,223,384
 Booth Creek Ski Holdings,
  Inc.,
  12.50%, 03/15/07 (h) ........           1,750       1,715,000
 Bt TRL Weekly Roll,
  0.00%, 08/20/98 .............           1,350       1,430,460
 Cablevision Systems Corp.,
  10.50%, 05/15/16 ............             162         188,730
 Calpine Corp.,
  10.50%, 05/15/06 ............             380         414,200
 Carpenter W.R. North America
  Inc.,
   10.625%, 06/15/07 ..........           2,281       2,360,835
 Carrols Corp.,
  11.50%, 08/15/03 ............             424         452,620
 Carter (William) Co.,
  10.375%, 12/01/06 ...........           1,150       1,207,500
 Casino America, Inc.,
  12.50%, 08/01/03 ............             578         627,130
 Ce Casecnan Water & Energy,
  Inc., Series B,
   11.95%, 11/15/10 (h) .......           1,150       1,167,250
  11.95%, 11/15/10 ............             615         624,225
 Chatwins Group, Inc.,
  13.00%, 05/01/03 ............           1,000       1,060,000
 Climachem Inc.,
  10.75%, 12/01/07 (i) ........           1,000       1,032,500
 Commodore Media, Inc.,
  7.50%, 05/01/03 (f) .........             650         728,000
 Commonwealth Aluminum
  Corp.,
   10.75%, 10/01/06 (h) .......             740         799,200
 Communications Instruments
  Inc.,
   10.00%, 09/15/04 ...........           1,500       1,500,000
 Community Distributors, Inc.,
  10.25%, 10/15/04 (i) ........           2,000       2,050,000



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
56

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                    PRINCIPAL
                                      AMOUNT
DESCRIPTION                            (000)         VALUE
--------------------------------    ----------     ----------
LAZARD STRATEGIC YIELD PORTFOLIO* (CONTINUED)
 Courtyard by Marriott II Ltd.,
  Series B,
   10.75%, 02/01/08 (h) .........    $    1,150    $1,265,000
 CSK Auto, Inc.,
  11.00%, 11/01/06 ..............           500       545,000
 Dade International, Inc.,
  11.125%, 05/01/06 .............           200       222,500
 Dictaphone Corp.,
  11.75%, 08/01/05 ..............         2,169     2,082,240
 Discovery Zone, Inc.,
  13.50%, 08/01/02 (i) ..........           574       601,265
 Dobson Communications
  Corp.,
  11.75%, 04/15/07 ..............         2,095     2,215,462
 Dynacare, Inc.,
  10.75%, 01/15/06 ..............         1,320     1,389,300
 Echostar Dbs Corporation,
  12.50%, 07/01/02 ..............         1,190     1,285,200
 Empire Gas Corp.,
  7.00%, 07/15/04 (f) ...........           516       464,400
 Envirosource, Inc.,
  9.75%, 06/15/03 ...............           425       432,438
  9.75%, 06/15/03 (i) ...........           105       106,313
 Export-Import Bank of Japan,
  8.00%, 06/04/00 ...............           235       235,125
 Federal Home Loan Mortgage
  Corp., Series 1974, Class VI,
  0.25%, 03/15/09 ...............        22,000       222,200
 Federal Home Loan Mortgage
  Corp., Series T4, Class AWAC,
   6.097%, 09/25/36 (f) .........         1,735     1,725,315
 Federal National Mortgage
  Association,
   6.874%, 07/01/37 (f) .........         1,744     1,774,059
  7.606%, 08/01/27 (f) ..........         1,773     1,852,602
  7.771%, 07/01/26 (f) ..........         1,344     1,383,419
  7.832%, 05/01/25 (f) ..........         1,529     1,575,613
 Federal National Mortgage
  Association, Series 1992-
   203,Class SA,
   3.375%, 11/25/07 (f) .........         1,241       109,389
 Federal National Mortgage
  Association, Series 1992-
   97,Class SA,
   10.00%, 04/25/21 (f) .........         1,209       132,545
 Federal National Mortgage
  Association, Series 23,
   Class 2,
   10.00%, 09/01/17 .............         3,468       961,326
 Federal National Mortgage
  Association, Series 38,
   Class 2,
   10.00%, 08/01/18 .............         1,197       338,809
 Federal National Mortgage
  Association, Series
  G-13,Class L,
   10.095%, 05/25/21 (f) ........           932       330,421
 Forman Petroleum Corp.,
  13.50%, 06/01/04 ..............           960       969,600
 Fundy Cable, Ltd.,
  11.00%, 11/15/05 ..............         1,770     1,893,900
 Furris Bishop, Inc.,
  12.00%, 12/31/01 ..............         1,445     1,438,021
 Government National
  Mortgage Association,
   5.50%, 10/20/27 ..............           413       414,078
   5.50%, 12/20/27 ..............         1,240     1,242,504
   6.00%, 10/20/26 ..............         2,104     2,159,723
   6.00%, 04/20/27 (f) ..........         1,586     1,616,936
   6.00%, 11/20/27 (f) ..........           284       287,776
   6.50%, 11/20/26 (f) ..........           797       818,507
   7.00%, 08/20/26 (f) ..........         1,869     1,914,282
   7.00%, 09/20/26 (f) ..........           976       999,704
 Government TEM in Salomon
  Clean Note Structure,
   0.00%, 02/04/98 ..............         1,000     1,024,800
  0.00%, 02/04/98 ...............         1,400     1,377,040



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              57


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THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                       PRINCIPAL
                                        AMOUNT
DESCRIPTION                              (000)        VALUE
----------------------------------    ----------   ----------
LAZARD STRATEGIC YIELD PORTFOLIO* (CONTINUED)
 Government TEM in Salomon
  Clean Note Structure A,
   0.00%, 06/26/98 ..............    $      200    $  179,326
 Government TEM in Salomon
  Clean Note Structure A,
  0.00%, 01/13/98 ...............           825       828,465
 Grand Casinos, Inc.,
  9.00%, 10/15/04 (i) ...........           700       703,500
 Greyhound Lines, Inc.,
  11.50%, 04/15/07 (h) ..........         1,707     1,888,369
 Headlands Mortgage
  Securities, Inc., Series
   1997-1, Class X1,
   0.673%, 03/25/27 (f) .........       117,365     2,226,431
 Headlands Mortgage
  Securities, Inc., Series
   1997-4, Class X,
   1.126%, 11/25/27 (f) .........        42,336     1,538,491
 High Voltage Engineering
  Corp.,
   10.50%, 08/15/04 (i) .........         1,369     1,420,337
 Huntingdon International
  Holdings Capital Ltd.,
   7.50%, 09/25/06 ..............            50        40,000
  7.50%, 09/25/06 (i) ...........           680       537,200
 Hyperion Telecommunications
  Inc.,
   12.25%, 09/01/04 .............           600       663,000
 ICF Kaiser International, Inc.,
  13.00%, 12/31/03 (f) ..........         1,892     1,929,840
 ICO Inc.,
  10.375%, 06/01/07 .............           415       446,125
 IMC Series Trust, Series
  1997-A,
   7.41%, 11/26/28 ..............         2,294     2,295,379
 Interbank AKK Trust,
  Series1995-1, Class 1,
   9.00%, 02/28/01 (i) ..........         1,000       920,000
 Intertek Finance Corp. PLC,
  10.25%, 11/01/06 ..............           372       388,740
 IXC Communications, Inc.,
  12.50%, 10/01/05 (i) ..........           950     1,087,750
 James Cable Partners LP,
  10.75%, 08/15/04 (i) ..........         1,000     1,055,000
 Lodgenet Entertainment Corp.,
  10.25%, 12/15/06 (h) ..........         1,735     1,791,387
 Maxxam Group Holdings, Inc.,
  12.00%, 08/01/03 ..............         1,500     1,620,000
 Merrill Lynch Mortgage
  Investments Inc., Series
  1996-C1, Class IO,
   0.569%, 03/25/26 (f), (i) ....        14,994       442,801
 Morgan Stanley Capital One
  Inc., Series 1996-WF1, Class X,
   1.417%, 11/15/28 (f), (i) ....         5,932       446,806
 Morgan Stanley Capital, Inc. ...
  Series 1997-C1, Class IO,
   2.354%, 08/15/06 (f) .........         2,553       170,796
 Mrs. Fields Original,
  10.125%, 12/01/04 (i) .........         1,509     1,520,317
 Nextel Communications, Inc.,
  0.00%, 10/31/07 (i) ...........         1,508       912,340
 Nextlink Communications, Inc.,
  12.50%, 04/15/06 ..............           750       855,000
 Orbcomm Global LP,
  14.00%, 08/15/04 ..............         1,407     1,526,595
 Paxson Communications
  Corp.,
   11.625%, 10/01/02 (h) ........         1,600     1,728,000
 Perkins Family Restaurant,
  10.125%, 12/15/07 (i) .........         1,190     1,204,875
 Petro Stopping Centers,
  10.50%, 02/01/07 ..............         1,965     2,082,900
 Petrobras,
  0.00%, 02/06/98 ...............           800       472,640
 Pierce Leahy Corp.,
  11.125%, 07/15/06 (h) .........           897     1,013,610
 Poindexter (J.B.) & Co.,
  12.50%, 05/15/04 ..............         1,433     1,504,650



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
58


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THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                       PRINCIPAL
                                        AMOUNT
DESCRIPTION                             (000)         VALUE
----------------------------------   ----------    ------------
LAZARD STRATEGIC YIELD PORTFOLIO* (CONTINUED)
 Production Resource Group,
  11.50%, 01/15/08 (i) ..........    $    2,000    $2,005,000
 Prudential Home Mortgage
  Security, Series 1993-24,
  Class A7,
  0.462%, 07/25/00 ..............       105,808       718,443
 Prudential Home Mortgage
  Security, Series 1993-41,
  Class A5
  0.837%, 10/25/00 ..............        35,179       412,656
 Prudential Home Mortgage
  Security, Series 1993-5, Class
  A9,
  0.457%, 03/25/00 ..............       107,600       649,907
 Quest Diagnostics, Inc.,
  10.75%, 12/15/06 ..............         1,248     1,360,320
 Reliance Industries Ltd.,
  8.125%, 09/27/05 ..............           850       819,188
  8.125%, 09/27/05 (i) ..........           100       104,087
  9.375%, 06/24/26 (i) ..........           500       559,290
 Republic of Croatia,
  6.625%, 07/31/10 ..............         2,500     2,193,750
 Residential Mortgage Funding,
  2.011%, 01/03/20 ..............        12,330     1,157,886
 Residential Reina Ltd.,
  11.44%, 12/15/08 (f) ..........         1,000     1,022,500
 Rifkin Acquisitions Partners LP,
  11.125%, 01/15/06 (h) .........         1,223     1,342,242
 RMOF,
  2.16%, 01/31/22 ...............        19,050     1,911,029
  2.185%, 07/15/22 ..............        30,199     3,109,591
 Sabreliner Corp.,
  12.50%, 04/15/03 ..............         2,239     2,334,157
 Salomon Brf Structure Note,
  0.00%, 03/26/98 ...............         1,000       936,700
 Salomon Brf Structured Note,
  0.00%, 03/03/98 ...............           950       903,545
  0.00%, 04/02/98 ...............         1,251     1,162,649
 Salomon Incorporated Retail
  Medium Term Note Bank
  Ent,
  0.00%, 03/10/98 ...............           210       201,816
 Southwest Royalties, Inc.,
  10.50%, 10/15/04 (i) ..........         1,350     1,343,250
 Spanish Broadcasting Systems,
  Inc.,
   11.00%, 03/15/04 .............         1,822     2,004,200
 Station Casinos, Inc.,
  10.125%, 03/15/06 (h) .........           636       670,980
 Structured Asset Securitization
  Corp., Series 1996-CFL,
  Class X1,
   1.35%, 02/25/28 (f) ..........         5,630       293,854
 Structured Asset Securitization
  Corp., Series1996-CFL, Class
  X2,
   1.217%, 02/25/28 (f) .........         3,226        89,736
 Subic Power Corp.,
  9.50%, 12/28/08 ...............           796       740,793
 Sullivan Broadcasting,
  10.25%, 12/15/05 ..............           400       426,500
 Swiss Re Earthquake Fund,
  10.493%, 07/16/00 .............         1,000     1,000,902
 T/SF Communications Corp.,
  10.375%, 11/01/07 (h), (i) ....         2,210     2,193,425
 Talton Holdings, Inc.,
  11.00%, 06/30/07 (i) ..........         2,186     2,371,810
 Tokheim Corp.,
  11.50%, 08/01/06 (h) ..........         1,500     1,695,000
 Transamerican Energy Corp.,
  11.50%, 06/15/02 (i) ..........         1,068     1,073,340
 Transamerican Refining Corp.,
  16.00%, 06/30/03 ..............           750       765,000
 Trump Atlanta,
  11.25%, 05/01/06 (i) ..........           649       626,285
 Trump Atlantic City
  Associates,
   11.25%, 05/01/06 .............         1,474     1,455,575
 UCFC Loan Trust,
  8.00%, 09/15/00 ...............         2,147       427,387



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              59

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                       PRINCIPAL
                                        AMOUNT
DESCRIPTION                             (000)             VALUE
---------------------------------     ----------     -------------
LAZARD STRATEGIC YIELD PORTFOLIO* (CONTINUED)
 Unisys Corp.,
  11.75%, 10/15/04 ...............    $        150    $    171,750
  12.00%, 04/15/03 (h) ...........           1,761       1,994,332
 United States Department of
  Veteran Affairs REMIC,
  Series 1997-1, Class IO,
   0.37%, 02/15/27 (f) ...........          33,995         945,495
 United States Treasury Notes,
  3.625%, 07/15/02 (h) ...........           3,428       3,410,860
  5.00%, 01/31/98 ................           1,356       1,355,146
  5.125%, 03/31/98 ...............             604         603,529
  6.125%, 03/31/98 ...............             183         183,285
  6.25%, 06/30/98 ................             100         100,375
 United States Treasury Strips,
  0.00%, 05/15/07 ................             785         455,324
 US Can Corp.,
  10.125%, 10/15/06 ..............           2,150       2,279,000
 Waxman Industries, Inc.,
  0.00%, 06/01/04 ................             220         194,700
 Winstar Communications, Inc.,
  0.00%, 10/15/05 (f) ............             500         515,000
 Wright Medical Technology Inc.,
  11.75%, 07/01/00 ...............           2,179       2,200,790
                                                      ------------
 TOTAL UNITED STATES DOLLAR ......                     154,295,953
                                                      ------------
VENEZUELAN BOLIVAR-1.5%
 Republic of Venezuela, (USD),
  6.75%, 03/31/07 (f) ............           1,357       1,216,405
  6.75%, 12/18/07 ................           1,428       1,257,214
 Salomon VEB Linked Note,
  (USD),
   0.00%, 01/27/98 ...............           2,200       2,143,900
 Venezuela DCB, (USD),
  6.875%, 12/18/07 (f) ...........             478         413,397
 Venezuela FLIRB, (USD),
  6.75%, 03/31/07 (f), (g) .......             452         405,469
 Venezuela TEM,
  20.78%, 01/09/98 ...............         350,000         694,145
                                                      ------------
 TOTAL VENEZUELAN BOLIVAR ........                       6,130,530
                                                      ------------



 TOTAL CURRENCY DENOMINATED
  BONDS
   (Identified cost
   $336,981,315) .................                     324,147,193
                                                      ------------
PREFERRED STOCKS-2.8%
 American Communications
  Services Inc. (e), (i) .........             750         450,000
 American Communications
  Services Inc. (i) ..............             750         832,500
 Cablevision Systems Corp. .......             156          18,525
 Echostar Communications
  Corp. (i) ......................           2,006       2,066,180
 Forman Petroleum Corp. (i) ......           3,765         195,780
 Geneva Steel Co. ................           4,414         376,293
 Georgetown Re Ltd. ..............               2       1,000,000
 Hyperion Telecommunications,
  Inc., (i) ......................             870         876,525
 ICG Holdings, Inc. ..............             629         691,900
 Intermedia Communications,
  Inc ............................           1,182       1,447,950
 IXC Communications Inc. .........             618         723,060
 Nextel Communications, Inc. .....           2,968          77,168
 Nextel Communications, Inc.(i) ..             302         344,280
 Paxson Communications
  Corp., 12.50% ..................             743         750,430
 Pegasus Communications
  Corp ...........................             152         164,160
 Pegasus Communications
  Corp ...........................           1,250       1,390,625
 RSL Communications Ltd. (e) .....             808          76,760
 Spanish Broadcasting Systems,
  Inc. (e), (i) ..................             750         150,094
 United Mexican States,
  (USD) (l) ......................       1,840,000               0
                                                      ------------
 TOTAL PREFERRED STOCKS
  (Identified cost $10,984,753) ..                      11,632,230
                                                      ------------



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
60


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THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------




                                           PRINCIPAL
                                            AMOUNT
DESCRIPTION                                  (000)        VALUE
--------------------------------------   -----------   ------------
LAZARD STRATEGIC YIELD PORTFOLIO* (CONTINUED)
COMMERCIAL PAPER--7.4%
 American Express Credit Corp.,
  5.55%, 07/02/98 ...................    $     1,825    $ 1,773,794
 Ford Motor Credit Corp.,
  5.51%, 06/15/98 ...................            950        926,009
  5.57%, 06/05/98 ...................            320        312,326
  5.60%, 02/04/98 ...................            525        522,223
  5.70%, 02/27/98 ...................            300        297,293
  5.71%, 02/20/98 ...................            810        803,576
  5.71%, 03/23/98 ...................          2,040      2,013,791
  5.72%, 02/04/98 ...................            385        382,920
 General Electric Capital Corp.,
  5.53%, 02/18/98 ...................            100         99,263
  5.53%, 02/19/98 ...................            750        744,355
  5.54%, 04/06/98 ...................            275        270,980
  5.55%, 01/12/98 ...................            700        698,813
  5.55%, 01/15/98 ...................          2,215      2,210,219
  5.56%, 03/05/98 ...................            830        822,052
  5.56%, 05/12/98 ...................            725        710,332
  5.56%, 06/05/98 ...................            620        605,158
  5.57%, 04/24/98 ...................            782        768,328
  5.58%, 01/27/98 ...................          1,969      1,961,065
  5.59%, 01/29/98 ...................          3,010      2,996,913
  5.60%, 01/27/98 ...................          1,160      1,155,308
  5.62%, 05/12/98 ...................            333        326,190
  5.63%, 05/06/98 ...................            421        412,770
  5.64%, 05/12/98 ...................            940        920,708
  5.70%, 02/20/98 ...................            750        744,062
  5.72%, 03/10/98 ...................            350        346,218
  5.73%, 02/02/98 ...................          1,335      1,328,200
  5.85%, 01/12/98 ...................          2,350      2,345,799
  5.85%, 01/15/98 ...................          1,500      1,496,587
  5.85%, 01/20/98 ...................            175        174,460
 Prudential Funding Corp.,
  5.49%, 01/05/98 ...................            190        189,884
  5.49%, 02/09/98 ...................            105        104,376
  5.51%, 02/12/98 ...................            280        278,200
  5.85%, 01/22/98 ...................          2,000      1,993,175
                                                        -----------
 TOTAL COMMERCIAL PAPER
  (Identified cost $30,735,347) .....                    30,735,347
                                                        -----------
DISCOUNT NOTES--2.6%
 Federal Farm Credit Bank
  Discount Note,
   5.36%, 09/29/98 ..................          1,800      1,727,372
 Federal Home Loan Bank
  Consolidated Discount Note,
   5.30%, 10/01/98 ..................            290        278,345
  5.39%, 10/09/98 ...................          1,250      1,197,410
  5.53%, 05/22/98 ...................            623        609,506
 Federal National Mortgage
  Association Discount Notes,
   5.19%, 02/13/98 ..................            895        889,452
  5.34%, 01/12/98 ...................            810        808,678
  5.35%, 09/14/98 ...................            673        647,396
  5.41%, 10/09/98 ...................            850        814,106
  5.41%, 10/16/98 ...................          1,080      1,033,258
  5.42%, 10/09/98 ...................            683        654,105
  5.46%, 10/09/98 ...................             49         46,384
  5.68%, 10/23/98 ...................          1,290      1,284,356
  5.71%, 01/05/98 ...................            835        834,470
                                                        -----------
 TOTAL DISCOUNT NOTES
  (Identified cost $10,829,731) .....                    10,824,838
                                                        -----------
U.S. GOVERNMENT OBLIGATIONS--0.1%
 United States Treasury Bills,
  0.00%, 08/20/98
   (Identified cost $535,982) .......            555        536,419
                                                        -----------
REPURCHASE AGREEMENT--5.5%
 State Street Bank and Trust Company,
  5.65%, 01/02/98 (Dated
  12/31/97, collateralized by
  $22,705,000 United States
  Treasury Notes, 6.25%,
  07/31/98, with a value of
  $23,373,049) (h)
  (Identified cost
   $22,913,000) .....................         22,913     22,913,000
                                                        -----------




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                              61


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THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------






                                   PRINCIPAL
                                     AMOUNT
DESCRIPTION                           (000)       VALUE
-----------------------------      ---------- -------------
LAZARD STRATEGIC YIELD PORTFOLIO*  (CONTINUED)
 TOTAL INVESTMENTS
  (Identified cost
   $412,980,128) (d) ............       96.6%  $400,789,027
 CASH AND OTHER ASSETS IN
  EXCESS OF LIABILITIES .........        3.4     13,963,194
 NET ASSETS .....................      100.0%  $414,752,221
                                     =====     ============



* Percentages of holdings are presented in the portfolio by currency denomination.



  Percentages by type are as follows:


  Asset Backed Securities 0.1%, Collateralized Mortgage Obligations 3.6%, Commercial Paper 7.4%, Convertible Bonds 1.1%,
  Corporate Bonds 43.0%, Discount Notes 1.4%, Foreign Government Obligations 18.1%, Mortgage Backed Securities 1.3%,
  Preferred Stocks 2.8%, Remics 0.2%, Step-Up Bonds 1.2%, Structured Notes 7.0%, United States Government Obligations 3.6%, Warrants 0.3%.



  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
62


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THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)



Forward Foreign Currency Contracts open at December 31, 1997:





                                                         U.S. $ Cost         U.S. $          Unrealized
  Foreign Currency     Expiration        Foreign        on Origination      Current         Appreciation
 Purchase Contracts       Date          Currency             Date            Value         (Depreciation)
--------------------   ------------   ---------------   ----------------   -------------   ---------------
          AUD             3/12/98          5,048,894      $ 3,505,572       $ 3,295,885      $ (209,687)
          CAD             3/12/98          3,680,300        2,573,550         2,581,029           7,479
          CLP             1/28/98        373,116,085          850,000           848,438          (1,562)
          CLP              2/4/98        470,458,560        1,100,000         1,069,036         (30,964)
          CLP              6/3/98        177,890,870          410,000           399,644         (10,356)
          CLP             8/26/98        129,221,028          300,000           288,147         (11,853)
          CLP            10/22/98        364,382,165          850,000           808,678         (41,322)
          CNY             1/27/98          9,732,980        1,160,000         1,166,451           6,451
          CNY             2/19/98          6,280,725          750,000           743,123          (6,877)
          CNY             5/12/98          6,359,700          725,000           714,621         (10,379)
          CNY              9/9/98            345,964           40,000            36,580          (3,420)
          CNY            10/28/98          9,809,964        1,080,000         1,016,008         (63,992)
          CNY            10/30/98         11,868,000        1,290,000         1,228,126         (61,874)
          COP              1/5/98      1,982,310,000        1,500,000         1,526,103          26,103
          COP             1/12/98        721,765,000          550,000           554,156           4,156
          COP             1/20/98        241,685,900          183,206           185,048           1,842
          COP             1/22/98        779,940,000          600,000           596,751          (3,249)
          COP             1/23/98      1,821,106,000        1,400,000         1,392,890          (7,110)
          COP              2/5/98      1,972,500,000        1,500,000         1,500,000               0
          COP              4/6/98        374,275,000          275,000           277,278           2,278
          COP              6/3/98        220,312,800          180,000           159,423         (20,577)
          CZK              1/5/98         29,120,000          830,103           840,797          10,694
          CZK              1/7/98         35,703,560        1,064,194         1,030,318         (33,876)
          CZK              2/9/98          3,801,000          105,000           108,630           3,630
          CZK              3/5/98         29,120,000          829,393           825,767          (3,626)
          CZK              6/5/98         11,888,000          322,824           328,876           6,052
          CZK             8/31/98          7,828,150          215,000           211,699          (3,301)
          DEM             3/12/98         29,771,334       17,282,228        16,617,937        (664,291)
          DKK             3/12/98         12,257,219        1,822,425         1,795,405         (27,020)
          ESP             3/12/98        886,234,102        5,984,025         5,828,125        (155,900)
          GBP             3/12/98          2,011,161        3,352,000         3,291,804         (60,196)
          GRD              1/5/98         82,067,100          290,000           288,616          (1,384)
          GRD              2/5/98        140,000,000          491,573           489,153          (2,420)
          GRD             2/27/98        110,000,000          392,857           382,168         (10,689)
          GRD             4/14/98        295,000,000        1,045,728         1,013,659         (32,070)
          GTQ              6/9/98          1,944,723          310,000           308,055          (1,945)
          GTQ             6/17/98          2,987,750          475,000           472,753          (2,247)
          HRK             1/27/98         13,125,000        2,093,903         2,067,124         (26,779)
          HRK             2/12/98          1,624,508          250,000           254,310           4,310
          IDR             1/21/98      6,945,200,000        1,854,031         1,255,803        (598,228)
          IDR              2/4/98      1,500,000,000          386,598           270,096        (116,502)



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              63


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THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)


                                                          U.S. $ Cost          U.S. $          Unrealized
  Foreign Currency     Expiration        Foreign         on Origination       Current         Appreciation
 Purchase Contracts       Date           Currency             Date             Value         (Depreciation)
--------------------   ------------   ----------------   ----------------   --------------   ---------------
          IDR             4/24/98       3,020,000,000      $    782,383      $    529,034     $   (253,349)
          IDR              8/5/98       1,500,000,000           424,328           254,979         (169,349)
          IDR              8/6/98       1,000,000,000           281,690           169,944         (111,746)
          IDR             9/22/98       2,000,000,000           600,601           335,950         (264,651)
          IDR             10/2/98       2,000,000,000           546,448           335,124         (211,324)
          IDR            10/14/98       4,812,500,000         1,250,000           804,021         (445,979)
          IEP             3/12/98           6,145,000         9,028,849         8,740,650         (288,199)
          INR              1/6/98          11,960,000           325,000           305,062          (19,938)
          INR             1/23/98          20,516,300           530,000           513,004          (16,996)
          INR             2/12/98          17,908,800           480,000           442,912          (37,088)
          INR             2/18/98          43,738,350         1,145,000         1,114,527          (30,473)
          INR             3/13/98           7,435,000           200,000           180,586          (19,414)
          INR              5/8/98          27,944,400           730,000           662,590          (67,410)
          ITL             3/12/98      17,218,162,795        10,062,831         9,729,912         (332,919)
          JPY             3/12/98       3,093,452,677        24,262,018        23,941,876         (320,142)
          JPY            12/11/98         242,727,663         1,955,746         1,954,988             (758)
          MXN              7/2/98          15,728,763         1,825,000         1,819,721           (5,279)
          PEN             1/30/98           2,749,523         1,010,000         1,002,963           (7,037)
          PEN             2/20/98           2,234,790           810,000           811,706            1,706
          PEN             3/24/98           1,926,610           700,000           695,452           (4,548)
          PHP             1/14/98          38,690,500         1,115,000           946,869         (168,131)
          PHP             2/20/98          27,652,500           750,000           662,265          (87,735)
          PHP              5/6/98          16,000,000           421,053           371,500          (49,553)
          PHP             5/12/98          47,500,000         1,275,131         1,100,395         (174,736)
          PHP              7/7/98           2,796,000           100,000            63,401          (36,599)
          PLN             1/12/98           2,596,790           700,000           731,892           31,892
          PLN             1/30/98           7,155,800         2,000,000         1,997,360           (2,640)
          PLN             4/20/98           2,739,887           745,000           734,195          (10,805)
          ROL             1/20/98      18,363,191,700         2,215,000         2,256,815           41,815
          SVC              6/9/98           2,787,272           310,000           313,808            3,808
          SVC             6/17/98           4,268,255           475,000           480,189            5,189
          VEB             1/15/98         539,590,000         1,000,000         1,065,563           65,563
          VEB              2/9/98         707,883,750         1,335,000         1,386,998           51,998
          VEB             3/11/98         348,666,500           650,000           676,930           26,930
          VEB             3/23/98         697,738,000         1,340,000         1,349,782            9,782
          XEU             3/12/98           2,246,540         2,587,405         2,475,298         (112,107)
          ZAR             10/5/98          26,717,186         5,279,142         5,164,056         (115,086)
          ZAR             10/6/98           1,466,240           290,000           283,350           (6,650)
          ZAR            10/14/98          11,075,000         2,188,952         2,136,975          (51,976)
          ZAR            10/16/98           3,843,700           760,000           741,378          (18,622)
                                                           ------------      ------------     ------------
                                                           $142,705,787      $137,352,530     $ (5,353,257)


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
64

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


PORTFOLIO OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

LAZARD STRATEGIC YIELD PORTFOLIO (CONTINUED)


                                                        U.S. $ Cost          U.S. $          Unrealized
 Foreign Currency    Expiration        Foreign         on Origination       Current         Appreciation
  Sale Contracts        Date           Currency             Date             Value         (Depreciation)
------------------   ------------   ----------------   ----------------   --------------   ---------------
          AUD           3/12/98          21,583,787      $ 15,722,532      $ 14,089,756      $1,632,776
          CAD           3/12/98           6,181,602         4,507,135         4,335,216         171,919
          CHF           3/12/98             491,413           337,046           339,117          (2,071)
          CLP            2/4/98         504,000,000         1,147,541         1,145,253           2,288
          CNY           1/27/98           1,063,750           125,000           127,485          (2,485)
          CZK            1/5/98          29,120,000           843,569           840,797           2,772
          CZK            1/7/98          29,219,750           875,000           843,211          31,789
          DEM            1/7/98           1,865,000         1,064,194         1,037,144          27,050
          DEM           1/27/98           3,644,811         2,064,464         2,029,305          35,159
          DEM           1/30/98           1,904,870         1,100,000         1,060,754          39,246
          DEM           2/12/98             449,025           250,000           250,234            (234)
          DEM           3/12/98          78,835,847        44,674,445        44,005,054         669,391
          DKK           3/12/98         149,246,369        22,088,674        21,861,216         227,458
          ESP           3/12/98         888,211,814         5,837,374         5,841,131          (3,757)
          FRF           3/12/98          64,113,897        10,850,523        10,696,672         153,851
          GBP           3/12/98           7,254,197        11,607,870        11,873,440        (265,570)
          GRD            1/5/98          82,067,100           289,990           288,616           1,374
          IDR           1/13/98       9,620,000,000         1,670,429         1,743,110         (72,681)
          IDR           1/16/98       7,560,000,000         1,400,000         1,368,765          31,235
          IDR           1/21/98       6,945,200,000         1,970,270         1,255,803         714,467
          IDR           1/23/98       6,650,000,000         1,253,534         1,201,796          51,738
          IDR           2/20/98       5,194,700,000         1,435,000           929,641         505,359
          IEP            1/9/98           6,231,000         9,066,105         8,867,226         198,879
          IEP           3/12/98           6,145,000         9,139,581         8,740,650         398,931
          INR            1/6/98          53,038,900         1,404,836         1,352,856          51,980
          INR           2/12/98           7,527,000           192,852           186,154           6,698
          INR           2/18/98          41,573,350         1,068,904         1,059,360           9,544
          INR            5/8/98          78,600,000         1,967,459         1,863,685         103,774
          ITL           3/12/98      17,232,447,012         9,728,387         9,737,984          (9,597)
          JPY           3/12/98       2,953,836,057        24,212,837        22,861,308       1,351,529
          JPY          12/11/98       1,922,817,710        15,420,440        15,486,841         (66,401)
          KRW           2/12/98         765,151,326           760,663           441,191         319,472
          NOK           3/12/98          13,884,706         1,876,464         1,887,697         (11,233)
          NZD           3/12/98          18,935,486        11,526,637        10,933,492         593,145
          PHP           1/14/98          47,886,500         1,152,301         1,171,922         (19,621)
          PHP           1/16/98          67,147,000         1,660,000         1,641,208          18,792
          RUR           1/20/98       6,087,042,000         1,014,000         1,008,801           5,199
          RUR           6/19/98      11,400,000,000         1,856,677         1,821,750          34,927
          XEU           3/12/98           6,258,394         6,909,491         6,895,664          13,827
          ZAR           10/5/98          13,417,186         2,577,452         2,593,354         (15,902)
          ZAR           10/6/98             466,240            89,054            90,100          (1,046)
                                                         ------------      ------------      ----------
                                                         $232,738,730      $225,804,759       6,933,971
                                                                                             ----------
   Net unrealized appreciation from Forward Foreign                                          $1,580,714
                                                                                             ==========
Currency Contracts


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              65

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

NOTES TO PORTFOLIOS OF INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------


(a) Non-income producing.

(b) American Depositary Receipts.
(c) Global Depositary Receipts.
(d) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:



                                                     AGGREGATE        AGGREGATE            NET
                                                       GROSS            GROSS           UNREALIZED
                                   AGGREGATE         UNREALIZED       UNREALIZED       APPRECIATION
PORTFOLIO                        COST               APPRECIATION     DEPRECIATION     (DEPRECIATION)
------------------------------   ----------------   --------------   --------------   ---------------
  Equity                          $  294,025,517     $ 69,028,757     $  7,580,284    $ 61,448,473
  Mid Cap                             51,060,243        2,736,115        1,450,245       1,285,870
  Small Cap                        1,227,060,042      314,297,677       24,412,137     289,885,540
  Bantam Value                        72,678,979       11,380,744        4,376,997       7,003,747
  Global Equity                       11,315,806        1,720,483          508,539       1,211,944
  International Equity             1,786,314,234      416,234,434      124,386,562     291,847,872
  International Small Cap            139,357,811       20,468,526       16,824,884       3,643,642
  Emerging Markets                   291,683,429       23,844,335       72,869,669     (49,025,334)
  Bond                               103,742,962        1,524,202          593,946         930,256
  International Fixed-Income         116,097,920          908,301        4,592,794      (3,684,493)
  Strategic Yield                    411,893,796        5,733,125       16,837,894     (11,104,769)


(e) Warrant.
(f) Variable rate security. Interest rate shown is the current rate.
(g) Front Loaded Interest Reduction Bond.
(h) Segregated securities for when-issued purchases and/or forward foreign currency contracts.
 (i) Pursuant to Rule 144A of the Securities Act of 1933, these securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1997, these securities amounted to $5,322,428, $14,506,254, $2,529,723, $2,451,102 and
   $35,790,437, or 3.7%, 5.9%, 2.5%, 2.2% and 8.6% of net assets for the
   Lazard International Small Cap Portfolio, Lazard Emerging Markets
     Portfolio, Lazard Bond Portfolio, Lazard International Fixed-Income Portfolio, and Lazard Strategic Yield Portfolio, respectively.
(j) At December 31, 1997, the Lazard Small Cap Portfolio held the following securities which were private placements and therefore restricted as to resale, and represented 0.04% (at value) of the net assets of the
    Portfolio:



                                                                ACQUISITION     ACQUISITION
SECURITY                                                        DATE            COST
-------------------------------------------------------------   -------------   ------------
      Interactive Light Holdings Inc. 8.00%, 1/25/99               02/04/94      $1,000,000
      Verbex Voice Systems, Inc. Series F Preferred (conv.)        07/12/93       1,500,000
      Verbex Voice Systems, Inc.                                   06/07/94          76,661
      Verbex Voice Systems, Inc. 10.00%, 12/31/98                  07/06/94         103,840
                                                                                 $2,680,501
                                                                                 ==========



 Verbex Voice Systems Inc. and Interactive Light Holdings Inc. are valued as determined in good faith and in accordance with the procedures adopted by the Board of Directors. The Lazard Small Cap Portfolio will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

(k) Bankrupt security valued at zero.
(l) Rights

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
66

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


NOTES TO PORTFOLIOS OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

     Abbreviations:

     TBA-Settlement is on a delayed delivery or when issued basis with final maturity to be announced (TBA) in the future.





CURRENCY TERMS
----------------------------------------------
   ATS-Austrian Schilling
   AUD-Australian Dollar
   BEL-Belgian Franc
   CAD-Canadian Dollar
   CHF-Swiss Franc
   CLP-Chilean Peso
   CNY-Chinese Yuan Renminbi
   COP-Colombian Peso
   CZK-Czechoslovakian Koruna
   DEM-Deutsche Mark
   DKK-Danish Krone
   ESP-Spanish Peseta
   FIM-Finnish Markka
   FRF-French Franc
   GBP-Pound Sterling
   GTQ-Guatemalan Quetzal
   GRD-Greek Drachma
   HRK-Croatian Kuna
   IDR-Indonesian Rupiah
   IEP-Irish Pound
   INR-Indian Rupee
   ITL-Italian Lira
   JPY-Japanese Yen
   KRW-South Korean Won
   MXN-Mexican Peso
   NLG-Netherlands Guilder
   NOK- Norwegian Krone
   PEN-Peruvian Nouveau Sol
   PHP-Philippine Peso
   PLN-Polish Zloty
   ROL-Romanian Leu
   RUR-Russian Rouble
   SVC-El Salvador Colon
   SEK-Swedish Krona
   USD-United States Dollar
   VEB-Venezuelan Bolivar
   XEU-European Currency Unit (ECU)
   ZAR-South African Rand


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              67

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------



                                                                                                                     LAZARD
                                                                    LAZARD         LAZARD            LAZARD          BANTAM
                                                                    EQUITY        MID CAP          SMALL CAP         VALUE
                                                                  PORTFOLIO      PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                                 -------------- ---------------- ---------------- -------------
ASSETS
Investments in securities, at value (cost $284,312,492,
 $45,985,243, $1,092,904,042, $68,717,979, $10,952,343,
 $1,753,575,677, $135,402,811, $284,176,402,
 $98,476,444, $116,181,595, and $390,067,128,
 respectively)  ................................................  $345,863,990   $ 47,271,113     $1,382,789,582    $75,721,726
Repurchase Agreements, at value   ..............................     9,610,000      5,075,000        134,156,000      3,961,000
Cash   .........................................................         3,794             47              9,062          1,809
Foreign currency (cost $0, $0, $0, $0, $48,994, $0, $8,547,
 $1,043,484, $0, $169,432, and $1,002,488, respectively)  ......             -              -                  -              -
Receivables for:

 Net foreign currency contracts   ..............................             -              -                  -              -
 Investments sold  .............................................             -              -         10,322,869        526,907
 Dividends and interest  .......................................       652,712         38,060          1,041,329         14,069
 Capital stock sold   ..........................................       851,848        101,262          2,956,012         55,183
Due from Manager   .............................................             -              -                  -              -
Deferred organizational expenses  ..............................             -         57,194                  -            687
                                                                  ------------   ------------     --------------   ------------
Total assets ...................................................   356,982,344     52,542,676      1,531,274,854     80,281,381
                                                                  ------------   ------------     --------------   ------------
LIABILITIES

Payables for:

 Investments purchased   .......................................             -        828,134         34,915,632      1,525,791
 Capital stock repurchased  ....................................       244,256              -          4,030,646         24,286
 Dividends payable .............................................             -              -                  -              -
 Net foreign currency contracts   ..............................             -              -                  -              -
Investment management fees payable   ...........................       260,250         25,675            910,880        361,952
Due to Custodian (cost $0, $0, $0, $0, $0, $3,927,145, $0,
 $0, $0, $1,584,209, and $95,128, respectively)  ...............             -              -                  -              -
Due to Manager  ................................................             -         64,348                  -          5,951
Accrued directors' fees payable   ..............................           716            503                716            716
Accrued expenses and other payables  ...........................        90,950         38,527            244,610         42,724
                                                                  ------------   ------------     --------------   ------------
Total liabilities  .............................................       596,172        957,187         40,102,484      1,961,420
                                                                  ------------   ------------     --------------   ------------
Net assets   ...................................................   356,386,172     51,585,489      1,491,172,370     78,319,961
                                                                  ============   ============     ==============   ============
NET ASSETS

Paid in capital ................................................   288,480,255     50,288,677      1,192,327,154     70,419,540
Undistributed (distributions in excess of) Investment
 income-net  ...................................................        19,492         12,085            681,981              -
Unrealized appreciation (depreciation) on:

 Investments-net   .............................................    61,551,498      1,285,870        289,885,540      7,003,747
 Foreign currency-net ..........................................             -              -                  -              -
Accumulated realized gain (loss) - net  ........................     6,334,927         (1,143)         8,277,695        896,674
                                                                  ------------   ------------     --------------   ------------
Net assets   ...................................................  $356,386,172   $ 51,585,489     $1,491,172,370    $78,319,961
                                                                  ============   ============     ==============   ============
INSTITUTIONAL SHARES

Net assets   ...................................................  $333,574,863   $ 49,779,125     $1,445,075,491    $69,971,591
Shares of capital stock outstanding* ...........................    16,695,862      4,851,388         72,186,366      4,887,256
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE  ......  $      19.98   $      10.26     $        20.02         $14.32
OPEN SHARES

Net assets   ...................................................  $ 22,811,309   $  1,806,364     $   46,096,879     $8,348,370
Shares of capital stock outstanding* ...........................     1,141,207        176,048          2,302,364        585,520
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE  ......  $      19.99   $      10.26     $        20.02         $14.26



* $0.001 par value, 1,550,000,000 shares authorized for the Portfolios in total.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
68

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------



   LAZARD            LAZARD             LAZARD          LAZARD                            LAZARD
   GLOBAL         INTERNATIONAL      INTERNATIONAL     EMERGING           LAZARD       INTERNATIONAL         LAZARD
   EQUITY            EQUITY            SMALL CAP        MARKETS            BOND         FIXED-INCOME        STRATEGIC
 PORTFOLIO          PORTFOLIO          PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO       YIELD PORTFOLIO
---------------- ------------------- --------------- ----------------- --------------- ----------------- ----------------




 $ 12,210,750     $ 2,067,114,106     $139,046,453    $  235,242,095    $ 99,610,218    $ 112,413,427     $ 377,876,027
      317,000          11,048,000        3,955,000         7,416,000       5,063,000                -        22,913,000
          687               1,899            1,203             2,109           2,127                -                 -

       49,459                   -            8,580         1,000,320               -          167,748           999,209




            -             374,970                -                 -               -                -         1,580,714
            -          35,259,660          501,507                 -       1,589,396        2,009,827         4,760,758
       33,921           5,086,077          191,935           586,556       1,000,856        2,577,865         7,207,326
       48,000           2,071,520          236,943         1,543,107         176,580          254,989         2,243,320
      104,254                   -                -                 -               -                -                 -
          543                   -            3,214             4,678               -                -                 -
 ------------     ---------------     ------------    --------------    ------------    -------------     -------------
   12,764,614       2,120,956,232      143,944,835       245,794,865     107,442,177      117,423,856       417,580,354
 ------------     ---------------     ------------    --------------    ------------    -------------     -------------








       72,940           4,405,824                -           550,633       7,160,354        1,230,047           862,503
            -             201,260          189,079           710,688          60,000          236,448           389,019
            -                   -                -                 -          55,888          569,670           991,154
            -                   -                -                 -               -          735,502                 -
            -           1,351,728           69,810           244,151         407,919           63,182           313,531



            -           3,911,532                -                 -               -        1,584,209            95,128
            -                   -                -            20,680               -                -                 -
          716                 716              716               716             716              716               716
       42,201             566,789          117,966           158,910          46,676           46,844           176,082
 ------------     ---------------     ------------    --------------    ------------    -------------     -------------
      115,857          10,437,849          377,571         1,685,778       7,731,553        4,466,618         2,828,133
 ------------     ---------------     ------------    --------------    ------------    -------------     -------------
   12,648,757       2,110,518,383      143,567,264       244,109,087      99,710,624      112,957,238       414,752,221
 ============     ===============     ============    ==============    ============    =============     =============




   11,254,147       1,806,176,063      136,338,825       298,705,810      98,580,207      119,277,585       426,246,700

      (30,476)        (21,193,548)         (18,014)           48,851        (136,318)      (1,450,070)         (574,424)




    1,258,407         313,538,429        3,643,642       (48,934,307)      1,133,774       (3,768,168)      (12,191,101)
          706            (215,225)          (6,512)          (45,901)              -         (803,121)        1,363,701
      165,973          12,212,664        3,609,323        (5,665,366)        132,961         (298,988)          (92,655)
 ------------     ---------------     ------------    --------------    ------------    -------------     -------------
 $ 12,648,757     $ 2,110,518,383     $143,567,264    $  244,109,087    $ 99,710,624    $ 112,957,238     $ 414,752,221
 ============     ===============     ============    ==============    ============    =============     =============




 $ 10,359,026     $ 2,099,724,420     $141,694,502    $  236,340,371    $ 92,428,087    $ 110,185,238     $ 399,451,996
      870,086         150,349,803       12,122,940        25,697,597       9,217,915       11,439,832        41,370,616
 $      11.91     $         13.97     $      11.69    $         9.20    $      10.03    $        9.63     $        9.66




 $  2,289,731     $    10,793,963     $  1,872,762    $    7,768,716    $  7,282,537    $   2,772,000     $  15,300,225
      192,168             773,878          160,229           844,049         726,613          287,789         1,584,672
 $      11.92     $         13.95     $      11.69    $         9.20    $      10.02    $        9.63     $        9.66

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------



                                                                                                                   LAZARD
                                                                     LAZARD         LAZARD         LAZARD          BANTAM
                                                                     EQUITY        MID CAP        SMALL CAP        VALUE
                                                                   PORTFOLIO     PORTFOLIO***     PORTFOLIO      PORTFOLIO
                                                                  -------------- -------------- --------------- -------------
INVESTMENT INCOME
INCOME:

 Interest  ......................................................  $   628,223    $    67,326    $  4,685,021   $   185,729
 Dividends ......................................................    5,521,205         88,511       9,147,768       168,155
                                                                   -----------   ------------    ------------   ------------
Total investment income*  .......................................    6,149,428        155,837      13,832,789       353,884
                                                                   -----------   ------------    ------------   ------------
EXPENSES:

 Management fees ................................................    2,475,417         56,562       8,868,261       418,572
 Administration fees   ..........................................      110,374          8,536         262,294        55,764
 Distribution fees (Open Shares)   ..............................       20,313            271          34,481         8,333
 Custodian fees  ................................................      101,219          9,596         181,980        54,275
 Professional services ..........................................       40,856          3,705         108,906        19,782
 Registration fees  .............................................       42,301         16,923         159,882        30,072
 Shareholders' services   .......................................       70,151          7,102          93,923        52,055
 Directors' fees and expenses   .................................       13,187            503          13,189        13,253
 Shareholders' reports ..........................................       14,962          1,710          26,251         3,100
 Amortization of organizational expenses ........................            -          7,155               -         5,265
 Other  .........................................................        9,316             75           4,365             -
                                                                   -----------   ------------    ------------   ------------
Total expenses before fees waived and expenses reimbursed  ......    2,898,096        112,138       9,753,532       660,471
 Management fees waived and expenses reimbursed   ...............      (11,054)       (24,010)        (11,502)      (56,620)
 Administration fees waived  ....................................            -         (7,027)              -        (6,875)
 Expense Reductions .............................................       (3,959)        (1,589)        (19,204)         (947)
                                                                   -----------   ------------    ------------   ------------
Expenses-net  ...................................................    2,883,083         79,512       9,722,826       596,029
                                                                   -----------   ------------    ------------   ------------
INVESTMENT INCOME (LOSS)-NET ....................................    3,266,345         76,325       4,109,963      (242,145)
                                                                   -----------   ------------    ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON

INVESTMENTS AND FOREIGN CURRENCY-NET

 Realized gain (loss) on:

  Investments-net** .............................................   58,942,717         (1,143)    180,850,768    10,157,779
  Foreign currency-net ..........................................            -              -               -             -
 Net unrealized appreciation (depreciation) during the
   period on:

   Investments-net  .............................................    9,469,216      1,285,870     111,151,369     3,977,235
   Foreign currency-net   .......................................            -              -               -             -
                                                                   -----------   ------------    ------------  ------------
Realized and unrealized gain (loss) on investments and
  foreign currency-net ..........................................   68,411,933      1,284,727     292,002,137    14,135,014
                                                                   -----------   ------------    ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS  ...................................................  $71,678,278    $ 1,361,052    $296,112,100  $ 13,892,869
                                                                   ===========   ============    ============  ============
 * Net of foreign withholding taxes of:  ........................  $    62,448    $         -    $     27,270  $          -
                                                                   ===========   ============    ============  ============


 ** Includes net gains of $36,208,012, $1,803,174 and $333,250 from in-kind redemptions for International Equity Portfolio,
     Emerging Markets Portfolio, and Strategic Yield Portfolio, respectively.

*** Commenced operations on November 4, 1997.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
70

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------


  LAZARD            LAZARD            LAZARD             LAZARD                               LAZARD
  GLOBAL         INTERNATIONAL     INTERNATIONAL        EMERGING           LAZARD          INTERNATIONAL          LAZARD
  EQUITY            EQUITY           SMALL CAP          MARKETS             BOND           FIXED-INCOME          STRATEGIC
 PORTFOLIO        PORTFOLIO          PORTFOLIO         PORTFOLIO          PORTFOLIO         PORTFOLIO         YIELD PORTFOLIO
-------------   ----------------   ---------------   -----------------   --------------   -----------------   ----------------




 $   25,284      $   4,289,908      $    299,857      $    1,194,145      $5,676,900       $    6,381,768      $  27,280,975
    216,616         37,348,491         2,282,626           5,038,863               -                    -                  -
 ----------     --------------      ------------     ---------------      ----------      ---------------      -------------
    241,900         41,638,399         2,582,483           6,233,008       5,676,900            6,381,768         27,280,975
 ----------     --------------      ------------     ---------------      ----------      ---------------      -------------




     87,691         15,062,772         1,061,698           2,418,181         429,720              772,515          2,447,618
     46,702            344,848            72,676              92,711          60,977               64,964            109,633
      3,093             11,547             2,699              15,357           9,913                3,813             21,224
     73,202          2,117,735           271,433             510,303          89,950              174,918            337,994
     21,839            144,909            32,167              33,051          27,519               27,989             33,829
     25,492            128,777            30,099              77,485          34,781               32,393             89,818
     43,929             92,688            68,585              62,572          46,614               58,040             60,665
     13,188             13,187            13,188              13,188          13,188               13,188             13,188
      2,335             27,572            13,185              12,131           8,753                6,716             11,765
        182                  -             3,529               4,964               -                    -                  -
        763             20,240             3,990               7,363           4,419                4,098              6,300
 ----------     --------------      ------------     ---------------      ----------      ---------------      -------------
    318,416         17,964,275         1,573,249           3,247,306         725,834            1,158,634          3,132,034
   (191,945)           (16,852)          (21,116)            (19,725)        (21,802)             (58,602)            (3,456)
          -                  -                 -                   -               -                    -                  -
          -                  -                 -             (24,193)         (4,622)                   -            (24,871)
 ----------     --------------      ------------     ---------------      ----------      ---------------      -------------
    126,471         17,947,423         1,552,133           3,203,388         699,410            1,100,032          3,103,707
 ----------     --------------      ------------     ---------------      ----------      ---------------      -------------
    115,429         23,690,976         1,030,350           3,029,620       4,977,490            5,281,736         24,177,268
 ----------     --------------      ------------     ---------------      ----------      ---------------      -------------











    865,485        139,343,149         5,229,314          10,471,206       1,191,253           (2,102,944)        (2,468,667)
     (9,231)        (4,009,467)         (431,599)           (772,447)              -           (1,959,459)         7,454,032







    651,942         57,642,892        (6,494,067)        (56,052,081)        976,970           (6,331,506)       (16,713,326)
        415           (226,037)           (6,027)            (46,280)              -             (598,574)           929,236
 ----------     --------------      ------------     ---------------      ----------      ---------------      -------------

  1,508,611        192,750,537        (1,702,379)        (46,399,602)      2,168,223          (10,992,483)       (10,798,725)
 ----------     --------------      ------------     ---------------      ----------      ---------------      -------------

 $1,624,040      $ 216,441,513      $   (672,029)     $  (43,369,982)     $7,145,713       $   (5,710,747)     $  13,378,543
 ==========     ==============      ============     ===============      ==========      ===============      =============
 $   18,642      $   5,365,808      $    299,484      $      376,777      $        -       $       34,062      $     116,729
 ==========     ==============      ============     ===============      ==========      ===============      =============

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------



                                                                                     LAZARD EQUITY
                                                                                       PORTFOLIO
                                                                           ----------------------------------
                                                                            YEAR ENDED          YEAR ENDED
                                                                            DECEMBER 31,       DECEMBER 31,
                                                                               1997                1996
                                                                           ----------------   ---------------
INCREASE IN NET ASSETS:
Operations:
 Investment income (loss)-net ..........................................   $   3,266,345      $  4,554,663
 Realized gain (loss) on investments and foreign currency-net  .........      58,942,717        13,281,290
 Unrealized appreciation-net  ..........................................       9,469,216        26,925,773
                                                                           -------------      ------------
Net increase in net assets resulting from operations  ..................      71,678,278        44,761,726
                                                                           -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income-net
  Institutional Shares  ................................................      (3,202,517)       (4,528,526)
  Open Shares  .........................................................         (70,473)                -
 From realized gains-net
  Institutional Shares  ................................................     (53,939,994)      (16,346,609)
  Open Shares  .........................................................      (2,267,870)                -
 In excess of investment income-net
  Institutional Shares  ................................................               -                 -
  Open Shares  .........................................................               -                 -
 In excess of realized gains-net
  Institutional Shares  ................................................               -                 -
  Open Shares  .........................................................               -                 -
                                                                           -------------      ------------
Net decrease in net assets resulting from distributions  ...............     (59,480,854)      (20,875,135)
                                                                           -------------      ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares  ................................................      90,619,277       119,520,042
  Open Shares  .........................................................      30,083,744                 -
 Net proceeds from reinvestment of distributions
  Institutional Shares  ................................................      54,569,340        19,399,464
  Open Shares  .........................................................       2,261,137                 -
 Cost of shares redeemed
  Institutional Shares  ................................................    (103,551,489)      (47,987,766)
  Open Shares  .........................................................      (8,398,580)                -
                                                                           -------------      ------------
Net increase in net assets from capital stock transactions  ............      65,583,429        90,931,740
                                                                           -------------      ------------
Total increase in net assets  ..........................................      77,780,853       114,818,331
Net assets at beginning of year  .......................................     278,605,319       163,786,988
                                                                           -------------      ------------
Net assets at end of year* .............................................   $ 356,386,172      $278,605,319
                                                                           =============      ============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of year  ..............................      14,480,367         9,405,110
                                                                           -------------      ------------
 Shares sold   .........................................................       4,234,980         6,564,476
 Shares issued to shareholders from reinvestment of distributions ......       2,733,379         1,026,374
 Shares repurchased  ...................................................      (4,752,864)       (2,515,593)
                                                                           -------------      ------------
 Net increase  .........................................................       2,215,495         5,075,257
                                                                           -------------      ------------
 Shares outstanding at end of year  ....................................      16,695,862        14,480,367
                                                                           =============      ============
OPEN SHARES:
 Shares outstanding at beginning of period   ...........................               -                 -
                                                                           -------------      ------------
 Shares sold   .........................................................       1,390,648                 -
 Shares issued to shareholders from reinvestment of distributions ......         113,384                 -
 Shares repurchased  ...................................................        (362,825)                -
                                                                           -------------      ------------
 Net increase  .........................................................       1,141,207                 -
                                                                           -------------      ------------
 Shares outstanding at end of period   .................................       1,141,207                 -
                                                                           =============      ============
 * Includes undistributed investment Income-net ........................   $      19,492      $     26,137
                                                                           =============      ============
 ** Commenced operations on November 4, 1997.
*** Commenced operations on March 4, 1996.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
72

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------



LAZARD MID CAP               LAZARD SMALL CAP                        LAZARD BANTAM VALUE
  PORTFOLIO                      PORTFOLIO                                PORTFOLIO
----------------   -------------------------------------   ----------------------------------------
 PERIOD ENDED         YEAR ENDED         YEAR ENDED          YEAR ENDED           PERIOD ENDED
 DECEMBER 31,        DECEMBER 31,        DECEMBER 31,       DECEMBER 31,          DECEMBER 31,
    1997**               1997               1996                1997                1996***
----------------   ------------------   ----------------   -------------------   ------------------

 $      76,325      $    4,109,963      $   4,976,988       $       (242,145)     $       501,401
        (1,143)        180,850,768         80,557,846             10,157,779            2,286,480
     1,285,870         111,151,369        101,358,499              3,977,235            3,026,512
--------------      --------------      -------------       ----------------      ---------------
     1,361,052         296,112,100        186,893,333             13,892,869            5,814,393
--------------      --------------      -------------       ----------------      ---------------


       (69,578)         (3,427,982)        (4,976,988)                     -             (501,401)
        (1,235)                  -                  -                      -                    -

             -        (188,272,138)       (59,176,170)            (9,019,744)          (1,351,185)
             -          (5,550,731)                 -               (964,614)                   -

             -                   -                  -                      -                    -
             -                   -                  -                      -                    -

             -                   -                  -                      -                    -
             -                   -                  -                      -                    -
--------------      --------------      -------------       ----------------      ---------------
       (70,813)       (197,250,851)       (64,153,158)            (9,984,358)          (1,852,586)
--------------      --------------      -------------       ----------------      ---------------


    48,808,885         580,429,963        414,195,319             31,919,201           29,848,114
     2,003,215          52,536,821                  -             10,151,848                    -


        64,808         179,673,475         61,545,749              8,989,030            1,737,733
           809           5,399,865                  -                900,973                    -

      (346,699)       (399,682,887)      (263,446,823)           (10,133,057)            (998,307)
      (235,768)         (7,451,540)                 -             (1,965,892)                   -
--------------      --------------      -------------       ----------------      ---------------
    50,295,250         410,905,697        212,294,245             39,862,103           30,587,540
--------------      --------------      -------------       ----------------      ---------------
    51,585,489         509,766,946        335,034,420             43,770,614           34,549,347
             -         981,405,424        646,371,004             34,549,347                    -
--------------      --------------      -------------       ----------------      ---------------
 $  51,585,489      $1,491,172,370      $ 981,405,424       $     78,319,961      $    34,549,347
==============      ==============      =============       ================      ===============

             -          53,230,190         40,536,196              2,746,889                    -
--------------      --------------      -------------       ----------------      ---------------
     4,879,588          28,061,127         24,088,616              2,177,512            2,685,157
         6,442           9,286,832          3,410,098                647,359              140,707
       (34,642)        (18,391,783)       (14,804,720)              (684,504)             (78,975)
--------------      --------------      -------------       ----------------      ---------------
     4,851,388          18,956,176         12,693,994              2,140,367            2,746,889
--------------      --------------      -------------       ----------------      ---------------
     4,851,388          72,186,366         53,230,190              4,887,256            2,746,889
==============      ==============      =============       ================      ===============

             -                   -                  -                      -                    -
--------------      --------------      -------------       ----------------      ---------------
       199,579           2,362,406                  -                642,453                    -
            80             277,559                  -                 64,441                    -
       (23,611)           (337,601)                 -               (121,374)                   -
--------------      --------------      -------------       ----------------      ---------------
       176,048           2,302,364                  -                585,520                    -
--------------      --------------      -------------       ----------------      ---------------
       176,048           2,302,364                  -                585,520                    -
==============      ==============      =============       ================      ===============
 $      12,085      $      681,981      $           -       $              -      $             -
==============      ==============      =============       ================      ===============

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


--------------------------------------------------------------------------------



                                                                                       LAZARD GLOBAL EQUITY
                                                                                             PORTFOLIO
                                                                                  -------------------------------
                                                                                   YEAR ENDED       PERIOD ENDED
                                                                                   DECEMBER 31,     DECEMBER 31,
                                                                                      1997             1996**
                                                                                  ---------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income-net   ......................................................    $    115,429      $   88,254
 Realized gain on investments and foreign currency-net ........................         856,254         359,747
 Unrealized appreciation (depreciation)-net   .................................         652,357         606,756
                                                                                   ------------      ----------
Net increase (decrease) in net assets resulting from operations ...............
                                                                                      1,624,040       1,054,757
                                                                                   ------------      ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income-net
  Institutional Shares   ......................................................        (105,741)        (82,372)
  Open Shares   ...............................................................         (13,063)              -
 From realized gains-net
  Institutional Shares   ......................................................        (947,173)              -
  Open Shares   ...............................................................        (128,664)              -
 In excess of investment income-net
  Institutional Shares   ......................................................          (6,344)              -
  Open Shares   ...............................................................            (830)              -
 In excess of realized gains-net
  Institutional Shares   ......................................................               -               -
  Open Shares   ...............................................................               -               -
                                                                                   ------------      ----------
Net decrease in net assets resulting from distributions   .....................      (1,201,815)        (82,372)
                                                                                   ------------      ----------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares   ......................................................       2,036,594       9,221,560
  Open Shares   ...............................................................       2,834,230               -
 Net proceeds from reinvestment of distributions
  Institutional Shares   ......................................................       1,020,486          75,948
  Open Shares   ...............................................................         141,752               -
 Cost of shares redeemed
  Institutional Shares   ......................................................      (2,916,057)       (485,870)
  Open Shares   ...............................................................        (674,496)              -
                                                                                   ------------      ----------
Net increase (decrease) in net assets from capital stock transactions .........       2,442,509       8,811,638
                                                                                   ------------      ----------
Total increase in net assets   ................................................       2,864,734       9,784,023
Net assets at beginning of year   .............................................       9,784,023               -
                                                                                   ------------      ----------
Net assets at end of year*  ...................................................    $ 12,648,757      $9,784,023
                                                                                   ============      ==========
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of year   ....................................         852,071               -
                                                                                   ------------      ----------
 Shares sold ..................................................................         173,237         891,432
 Shares issued to shareholders from reinvestment of distributions  ............          86,767           6,692
 Shares repurchased   .........................................................        (241,989)        (46,053)
                                                                                   ------------      ----------
 Net increase (decrease) ......................................................          18,015         852,071
                                                                                   ------------      ----------
 Shares outstanding at end of year   ..........................................         870,086         852,071
                                                                                   ============      ==========
OPEN SHARES:
 Shares outstanding at beginning of period ....................................               -               -
                                                                                   ------------      ----------
 Shares sold ..................................................................         233,628               -
 Shares issued to shareholders from reinvestment of distributions  ............          11,953               -
 Shares repurchased   .........................................................         (53,413)              -
                                                                                   ------------      ----------
 Net increase   ...............................................................         192,168               -
                                                                                   ------------      ----------
 Shares outstanding at end of period ..........................................         192,168               -
                                                                                   ============      ==========
 * Includes undistributed (distributions in excess of) investment Income-net       $    (30,476)     $  (10,696)
                                                                                   ============      ==========
** Commenced operations on January 3, 1996.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------



           LAZARD INTERNATIONAL                     LAZARD INTERNATIONAL                      LAZARD EMERGING
             EQUITY PORTFOLIO                        SMALL CAP PORTFOLIO                     MARKETS PORTFOLIO
------------------------------------------   -----------------------------------   --------------------------------------
   YEAR ENDED            YEAR ENDED            YEAR ENDED         YEAR ENDED         YEAR ENDED           YEAR ENDED
  DECEMBER 31,          DECEMBER 31,          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,         DECEMBER 31,
      1997                  1996                  1997               1996               1997                 1996
-------------------   --------------------   ----------------   ----------------   ------------------   -----------------

 $    23,690,976       $     30,155,710       $   1,030,350      $   1,941,413      $     3,029,620      $    1,378,881
     135,333,682             77,886,214           4,797,715          2,550,566            9,698,759           5,813,649
      57,416,855            129,031,917          (6,500,094)        12,550,118          (56,098,361)          8,058,764
 ---------------       ----------------       -------------      -------------      ---------------      --------------


     216,441,513            237,073,841            (672,029)        17,042,097          (43,369,982)         15,251,294
 ---------------       ----------------       -------------      -------------      ---------------      --------------



     (23,615,628)           (24,135,758)           (779,553)          (725,223)          (2,195,662)         (1,060,033)
         (75,348)                     -              (2,605)                 -              (50,943)                  -

    (132,849,456)           (77,796,782)         (2,420,014)        (1,565,580)         (12,058,986)         (1,656,767)
        (407,971)                     -             (20,012)                 -             (403,361)                  -


     (19,997,743)                     -                   -                  -                    -                   -
         (49,197)                     -                   -                  -                    -                   -

               -                      -                   -                  -           (6,127,590)                  -
               -                      -                   -                  -             (163,296)                  -
 ---------------       ----------------       -------------      -------------      ---------------      --------------
    (176,995,343)          (101,932,540)         (3,222,184)        (2,290,803)         (20,999,838)         (2,716,800)
 ---------------       ----------------       -------------      -------------      ---------------      --------------


     540,108,125            724,862,042          33,547,354         27,263,092          224,014,461         102,675,561
      14,105,912                      -           3,051,529                  -           17,560,383                   -


     165,563,968             97,822,842           2,967,819          2,230,609           16,809,709           2,454,675
         496,902                      -              21,902                  -              582,273                   -

    (461,972,317)          (441,202,464)        (17,963,195)       (32,806,897)         (88,595,351)         (7,553,028)
      (3,403,545)                     -          (1,136,469)                 -           (7,220,528)                  -
 ---------------       ----------------       -------------      -------------      ---------------      --------------
     254,899,045            381,482,420          20,488,940         (3,313,196)         163,150,947          97,577,208
 ---------------       ----------------       -------------      -------------      ---------------      --------------
     294,345,215            516,623,721          16,594,727         11,438,098           98,781,127         110,111,702
   1,816,173,168          1,299,549,447         126,972,537        115,534,439          145,327,960          35,216,258
 ---------------       ----------------       -------------      -------------      ---------------      --------------
 $ 2,110,518,383       $  1,816,173,168       $ 143,567,264      $ 126,972,537      $   244,109,087      $  145,327,960
 ===============       ================       =============      =============      ===============      ==============


     133,302,794            103,988,517          10,640,540         10,986,319           12,969,409           3,812,846
 ---------------       ----------------       -------------      -------------      ---------------      --------------
      36,635,849             55,561,307           2,689,836          2,437,042           18,858,547           9,629,141
      11,731,335              7,337,457             253,037            191,087            1,776,539             220,357
     (31,320,175)           (33,584,487)         (1,460,473)        (2,973,908)          (7,906,898)           (692,935)
 ---------------       ----------------       -------------      -------------      ---------------      --------------
      17,047,009             29,314,277           1,482,400           (345,779)          12,728,188           9,156,563
 ---------------       ----------------       -------------      -------------      ---------------      --------------
     150,349,803            133,302,794          12,122,940         10,640,540           25,697,597          12,969,409
 ===============       ================       =============      =============      ===============      ==============
               -                      -                   -                  -                    -                   -
 ---------------       ----------------       -------------      -------------      ---------------      --------------
         967,597                      -             251,402                  -            1,447,155
          35,205                      -               1,866                  -               62,861                   -
        (228,924)                     -             (93,039)                 -             (665,967)                  -
 ---------------       ----------------       -------------      -------------      ---------------      --------------
         773,878                      -             160,229                  -              844,049                   -
 ---------------       ----------------       -------------      -------------      ---------------      --------------
         773,878                      -             160,229                  -              844,049                   -
 ===============       ================       =============      =============      ===============      ==============
 $   (21,193,548)      $     (3,305,547)      $     (18,014)     $     (46,947)     $        48,851      $     (105,600)
 ===============       ================       =============      =============      ===============      ==============

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


--------------------------------------------------------------------------------



                                                                                            LAZARD BOND
                                                                                             PORTFOLIO
                                                                                 ----------------------------------
                                                                                  YEAR ENDED         YEAR ENDED
                                                                                 DECEMBER 31,       DECEMBER 31,
                                                                                     1997               1996
                                                                                 ----------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Investment income-net  ......................................................    $   4,977,490     $  3,534,432
 Realized gain (loss) on investments and foreign currency-net  ...............        1,191,253         (361,558)
 Unrealized appreciation (depreciation)-net  .................................          976,970         (186,850)
                                                                                  -------------     ------------
Net increase (decrease) in net assets resulting from operations   ............        7,145,713        2,986,024
                                                                                  -------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From investment income-net
  Institutional Shares  ......................................................       (4,784,961)      (3,534,447)
  Open Shares  ...............................................................         (218,630)               -
 From realized gains-net
  Institutional Shares  ......................................................         (622,871)        (398,228)
  Open Shares  ...............................................................          (47,549)               -
 In excess of investment income-net
  Institutional Shares  ......................................................         (103,346)               -
  Open Shares  ...............................................................           (6,061)               -
 In excess of realized gains-net
  Institutional Shares  ......................................................                -                -
  Open Shares  ...............................................................                -                -
 From Capital-Net
  Institutional Shares  ......................................................                -                -
  Open Shares  ...............................................................                -                -
                                                                                  -------------     ------------
Net decrease in net assets resulting from distributions  .....................       (5,783,418)      (3,932,675)
                                                                                  -------------     ------------
CAPITAL STOCK TRANSACTIONS:
 Net proceeds from sales
  Institutional Shares  ......................................................       30,149,655       37,705,183
  Open Shares  ...............................................................        7,728,016                -
 Net proceeds from reinvestment of distributions
  Institutional Shares  ......................................................        5,018,654        3,369,069
  Open Shares  ...............................................................          248,171                -
 Cost of shares redeemed
  Institutional Shares  ......................................................      (13,915,433)     (16,304,852)
  Open Shares  ...............................................................         (786,886)               -
                                                                                  -------------     ------------
Net increase in net assets from capital stock transactions  ..................       28,442,177       24,769,400
                                                                                  -------------     ------------
Total increase in net assets  ................................................       29,804,472       23,822,749
Net assets at beginning of year  .............................................       69,906,152       46,083,403
                                                                                  -------------     ------------
Net assets at end of year* ...................................................    $  99,710,624     $ 69,906,152
                                                                                  =============     ============
SHARES ISSUED AND REPURCHASED:
INSTITUTIONAL SHARES:
 Shares outstanding at beginning of year  ....................................        7,073,035        4,560,693
                                                                                  -------------     ------------
 Shares sold   ...............................................................        3,039,325        3,820,205
 Shares issued to shareholders from reinvestment of distributions ............          503,472          343,410
 Shares repurchased  .........................................................       (1,397,917)      (1,651,273)
                                                                                  -------------     ------------
 Net increase  ...............................................................        2,144,880        2,512,342
                                                                                  -------------     ------------
 Shares outstanding at end of year  ..........................................        9,217,915        7,073,035
                                                                                  =============     ============
OPEN SHARES:
 Shares outstanding at beginning of period   .................................                -                -
                                                                                  -------------     ------------
 Shares sold   ...............................................................          779,924                -
 Shares issued to shareholders from reinvestment of distributions ............           24,775                -
 Shares repurchased  .........................................................          (78,086)               -
                                                                                  -------------     ------------
 Net increase  ...............................................................          726,613                -
                                                                                  -------------     ------------
 Shares outstanding at end of period   .......................................          726,613                -
                                                                                  =============     ============
* Includes undistributed (distributions in excess of) investment Income-net       $    (136,318)    $      1,340
                                                                                  =============     ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
76

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------



        LAZARD INTERNATIONAL                     LAZARD STRATEGIC
       FIXED-INCOME PORTFOLIO                    YIELD PORTFOLIO
-------------------------------------   ----------------------------------
  YEAR ENDED         YEAR ENDED          YEAR ENDED          YEAR ENDED
 DECEMBER 31,       DECEMBER 31,         DECEMBER 31,       DECEMBER 31,
     1997               1996                1997                1996
----------------   ------------------   ----------------   ---------------

 $  5,281,736       $     3,416,057     $  24,177,268      $  9,542,264
   (4,062,403)               (8,440)        4,985,365         2,908,999
   (6,930,080)              581,859       (15,784,090)        3,741,348
-------------       ---------------     -------------      ------------
   (5,710,747)            3,989,476        13,378,543        16,192,611
-------------       ---------------     -------------      ------------




     (856,065)           (2,820,888)      (24,262,314)       (9,541,005)
       (4,392)                    -          (625,698)                -


     (162,035)             (160,803)       (1,819,161)                -
            -                     -           (77,090)                -


     (561,048)                    -        (2,563,969)                -
       (8,622)                    -           (73,087)                -


   (1,193,276)             (734,353)                -                 -
      (18,323)                    -                 -                 -


   (2,677,113)                    -                 -                 -
      (41,142)                    -                 -                 -
-------------       ---------------     -------------      ------------
   (5,522,016)           (3,716,044)      (29,421,319)       (9,541,005)
-------------       ---------------     -------------      ------------




   62,994,956            50,423,517       420,086,629       136,188,901
    2,930,820                     -        18,214,057                 -


    4,103,522             2,918,749        22,349,566         8,738,563
       57,737                     -           692,322                 -


  (34,229,843)          (10,810,163)     (226,654,290)      (30,970,196)
      (97,029)                    -        (2,976,085)                -
-------------       ---------------     -------------      ------------
   35,760,163            42,532,103       231,712,199       113,957,268
-------------       ---------------     -------------      ------------
   24,527,400            42,805,535       215,669,423       120,608,874
   88,429,838            45,624,303       199,082,798        78,473,924
-------------       ---------------     -------------      ------------
$ 112,957,238       $    88,429,838     $ 414,752,221      $199,082,798
=============       ===============     =============      ============




    8,201,037             4,204,312        19,892,579         8,245,403
-------------       ---------------     -------------      ------------
    6,263,605             4,741,001        41,987,849        13,957,489
      410,505               274,229         2,253,081           896,358
   (3,435,315)           (1,018,505)      (22,762,893)       (3,206,671)
-------------       ---------------     -------------      ------------
    3,238,795             3,996,725        21,478,037        11,647,176
-------------       ---------------     -------------      ------------
   11,439,832             8,201,037        41,370,616        19,892,579
=============       ===============     =============      ============


            -                     -                 -                 -
-------------       ---------------     -------------      ------------
      291,721                     -         1,813,716                 -
        5,813                     -            70,193                 -
       (9,745)                    -          (299,237)                -
-------------       ---------------     -------------      ------------
      287,789                     -         1,584,672                 -
-------------       ---------------     -------------      ------------
      287,789                     -         1,584,672                 -
=============       ===============     =============      ============
$  (1,450,070)      $      (386,092)    $    (574,424)     $    (10,914)
=============       ===============     =============      ============

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------



                                                     INCOME (LOSS) FROM INVESTMENT         LESS DISTRIBUTIONS FROM
                                                              OPERATIONS:                     AND IN EXCESS OF:
                                              ------------------------------------------- -------------------------
                                                            REALIZED AND
                           NET ASSET VALUE,   INVESTMENT     UNREALIZED      TOTAL FROM
                              BEGINNING         INCOME      GAIN (LOSS) ON   INVESTMENT   INVESTMENT    REALIZED
          PERIOD              OF PERIOD       (LOSS)-NET   INVESTMENTS-NET   OPERATIONS   INCOME-NET   GAINS-NET
-------------------------- ------------------ ------------ ----------------- ------------ ------------ ------------
LAZARD EQUITY PORTFOLIO
Institutional Shares
 Year ended
 12/31/97  ............... $19.24             $0.220       $4.536            $4.756       $(0.220)     $(3.796)
 12/31/96  ...............  17.41              0.331        3.064             3.395        (0.329)      (1.236)
 12/31/95  ...............  13.75              0.226        4.931             5.157        (0.175)      (1.322)
 12/31/94  ...............  13.89              0.141        0.441             0.582        (0.152)      (0.574)
 12/31/93  ...............  12.74              0.158        2.172             2.330        (0.165)      (1.015)
Open Shares
 Period from
 2/5/97* to 12/31/97   ...  20.19              0.126        3.615             3.741        (0.145)      (3.796)
LAZARD MID CAP PORTFOLIO
Institutional Shares
 Period from
 11/4/97* to 12/31/97  ...  10.00              0.017        0.257             0.274        (0.014)      -
Open Shares
 Period from
 11/4/97* to 12/31/97  ...  10.00              0.005        0.266             0.271        (0.011)      -
LAZARD SMALL CAP PORTFOLIO
Institutional Shares
 Year ended
 12/31/97  ...............  18.44              0.071        4.917             4.988        (0.062)      (3.346)
 12/31/96***  ............  15.95              0.105        3.680             3.785        (0.105)      (1.190)
 12/31/95  ...............  14.35              0.126        2.951             3.077        (0.154)      (1.323)
 12/31/94  ...............  15.26              0.070        0.220             0.290        (0.042)      (1.158)
 12/31/93  ...............  12.98              0.019        3.830             3.849        (0.020)      (1.549)
Open Shares
 Period from
 1/30/97* to 12/31/97  ...  18.75              0.004        4.612             4.616        -            (3.346)
LAZARD BANTAM VALUE PORTFOLIO
Institutional Shares
 Year ended
 12/31/97  ...............  12.58             -             4.120             4.120        -            (2.380)
 3/4/96* to 12/31/96   ...  10.00              0.218        3.108             3.326        (0.218)      (0.528)
Open Shares
 Period from
 1/23/97* to 12/31/97  ...  13.13             -             3.510             3.510        -            (2.380)



See Notes to Financial Highlights on pages 84 and 85.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
78

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------



                                         RATIOS TO AVERAGE
                                             NET ASSETS
                              ----------------------------------------
                                                                                                      NET ASSETS,
 NET ASSET                                                               PORTFOLIO      AVERAGE         END OF
VALUE, END       TOTAL                                   INVESTMENT       TURNOVER     COMMISSION       PERIOD
 OF PERIOD      RETURN++      EXPENSES-NET+              INCOME-NET+       RATE          RATE**         (000'S)
------------   ------------   -----------------------   --------------   -----------   ------------   ------------


$19.98         25.1%              0.86%(g),(h)           1.00%            78.27%       $0.0580         $  333,575
 19.24         19.9               0.89(e),(f)            1.87             65.80         0.0582            278,605
 17.41         37.7               0.92(d)                1.45             80.72                           163,787
 13.75          4.2               1.05                   1.15             66.52                            89,105
 13.89         18.6               1.05(a)                1.31             63.92                            47,123


 19.99         18.9               1.22(g)                0.60             78.27         0.0580             22,811



 10.26          2.8               1.05(g),(h)            1.02              1.24         0.0476             49,779


 10.26          2.7               1.35(g),(h)            0.72              1.24         0.0476              1,806



 20.02         28.1               0.82(g)                0.35             55.79         0.0543          1,445,075
 18.44         23.9               0.84(e),(f)            0.60             50.58         0.0575            981,405
 15.95         21.5               0.84(d)                0.90             69.68                           646,371
 14.35          2.0               0.85                   0.51             70.11                           429,673
 15.26         30.1               0.88                   0.16             98.47                           350,952


 20.02         25.6               1.14(g)                0.12             55.79         0.0543             46,097



 14.32         33.9               1.05(g)               (0.42)           110.49         0.0541             69,972
 12.58         33.3               1.05(e),(f)            2.80            261.60         0.0402             34,549


 14.26         27.8               1.35(g)               (0.69)           110.49         0.0541              8,348


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              79

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------



                                                 INCOME (LOSS) FROM INVESTMENT         LESS DISTRIBUTIONS FROM
                                                          OPERATIONS:                     AND IN EXCESS OF:
                                          ------------------------------------------- -------------------------
                                                        REALIZED AND
                       NET ASSET VALUE,   INVESTMENT     UNREALIZED      TOTAL FROM
                          BEGINNING         INCOME      GAIN (LOSS) ON   INVESTMENT   INVESTMENT    REALIZED
        PERIOD            OF PERIOD       (LOSS)-NET   INVESTMENTS-NET   OPERATIONS   INCOME-NET   GAINS-NET
---------------------- ------------------ ------------ ----------------- ------------ ------------ ------------
LAZARD GLOBAL EQUITY PORTFOLIO
Institutional Shares
 Year ended
 12/31/97 ............ $11.48             $0.135       $1.581            $1.716       $(0.150)     $(1.136)
 1/3/96* to 12/31/96    10.00              0.085        1.492             1.577        (0.097)     -
Open Shares
 Period from
 1/30/97* to 12/31/97   11.31              0.076        1.779             1.855        (0.109)      (1.136)
LAZARD INTERNATIONAL EQUITY PORTFOLIO
Institutional shares
 Year ended
 12/31/97 ............  13.62              0.220        1.397             1.617        (0.335)      (0.932)
 12/31/96 ............  12.50              0.166        1.767             1.933        (0.191)      (0.622)
 12/31/95 ............  11.23              0.187        1.288             1.475        (0.091)      (0.114)
 12/31/94 ............  12.32              0.078       (0.049)            0.029        -            (1.123)
 12/31/93 ............   9.48              0.021        2.919             2.940        (0.021)      (0.079)
Open Shares
 Period from
 1/23/97* to 12/31/97   13.29              0.165        1.709             1.874        (0.282)      (0.932)
LAZARD INTERNATIONAL SMALL CAP PORTFOLIO
Institutional shares
 Year ended
 12/31/97 ............  11.93              0.065       (0.033)            0.032        (0.063)      (0.209)
 12/31/96 ............  10.52              0.079        1.551             1.630        (0.082)      (0.138)
 12/31/95 ............  10.38              0.139        0.056             0.195        -            (0.055)
 12/31/94 ............  10.86              0.072       (0.548)           (0.476)       -            -
 12/1/93* to 12/31/93   10.00              0.004        0.859             0.863        (0.003)      -
Open Shares
 Period from
 2/13/97* to 12/31/97   12.32              0.021       (0.420)           (0.399)       (0.022)      (0.209)
LAZARD EMERGING MARKETS PORTFOLIO
Institutional Shares
 Year ended
 12/31/97 ............  11.21              0.103       (1.184)           (1.081)       (0.093)      (0.836)
 12/31/96 ............   9.24              0.074        2.107             2.181        (0.083)      (0.128)
 12/31/95 ............   9.86              0.080       (0.660)           (0.580)       (0.040)      -
 7/15/94* to 12/31/94   10.00              0.010       (0.154)           (0.144)       -            -
Open Shares
 Period from
 1/8/97* to 12/31/97    11.45              0.066       (1.415)           (1.349)       (0.065)      (0.836)



See Notes to Financial Highlights on pages 84 and 85.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
80

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------



                                        RATIOS TO AVERAGE
                                            NET ASSETS
                              --------------------------------------
                                                                                                    NET ASSETS,
 NET ASSET                                                             PORTFOLIO      AVERAGE         END OF
VALUE, END       TOTAL                                 INVESTMENT       TURNOVER     COMMISSION       PERIOD
 OF PERIOD     RETURN\^\^     EXPENSES-NET\^          INCOME-NET\^       RATE          RATE**         (000'S)
------------   ------------   ---------------------   --------------   -----------   ------------   ------------


$11.91          15.3%            1.05%(g)                 1.02%         64.29%       $0.0188         $   10,359
 11.48          15.8             1.05(e),(f)              1.70          73.71         0.0422              9,784


 11.92          16.7             1.35(g)                  0.67          64.29         0.0188              2,290



 13.97          11.8             0.89                     1.18          37.48         0.0222          2,099,724
 13.62          15.6             0.91(e),(f)              1.93          38.59         0.0219          1,816,173
 12.50          13.1             0.95(d)                  1.82          62.54                         1,299,549
 11.23           0.2             0.94                     0.75         106.15                           831,877
 12.32          31.0             0.99                     1.13          86.95                           603,642


 13.95          14.1             1.25(g)                  0.37          37.48         0.0222             10,794



 11.69           0.3             1.09                     0.73          62.97         0.0122            141,695
 11.93          15.6             1.12                     1.67         100.98         0.0150            126,973
 10.52           1.9             1.13(d)                  1.56         117.53                           115,534
 10.38          (4.5)            1.05(b)                  0.95         112.92                            83,432
 10.86           8.7             1.05(a)                  1.76           0.84                            13,522


 11.69          (3.2)            1.43(g)                  0.34          62.97         0.0122              1,873



  9.20         ( 9.8)            1.32(g),(h)              1.26          39.60         0.0008            236,340
 11.21          23.6             1.38(e),(f)              1.40          50.87         0.0042            145,328
  9.24         ( 5.9)            1.30(c),(d)              1.22         102.22                            35,216
  9.86         ( 1.4)            1.30(b)                  0.31          30.68                            17,025


  9.20         (12.0)            1.60(g),(h)              1.01          39.60         0.0008              7,769


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              81

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


FINANCIAL HIGHLIGHTS (CONTINUED)

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:
--------------------------------------------------------------------------------



                                                        INCOME (LOSS) FROM INVESTMENT             LESS DISTRIBUTIONS FROM
                                                                 OPERATIONS:                         AND IN EXCESS OF:
                                                 ------------------------------------------- ---------------------------------
                                                               REALIZED AND
                              NET ASSET VALUE,   INVESTMENT     UNREALIZED      TOTAL FROM
                                 BEGINNING         INCOME      GAIN (LOSS) ON   INVESTMENT   INVESTMENT    REALIZED
           PERIOD                OF PERIOD       (LOSS)-NET   INVESTMENTS-NET   OPERATIONS   INCOME-NET   GAINS-NET    CAPITAL
----------------------------- ------------------ ------------ ----------------- ------------ ------------ ----------- --------
LAZARD BOND PORTFOLIO
Institutional Shares
 Year ended
 12/31/97  .................. $9.88              $0.588       $0.232            $0.820       $(0.602)     $(0.068)       -
 12/31/96  .................. 10.10               0.559       (0.141)            0.418        (0.568)      (0.070)       -
 12/31/95  ..................  9.24               0.595        0.863             1.458        (0.594)      (0.004)       -
 12/31/94  .................. 10.28               0.584       (1.010)           (0.426)       (0.584)      (0.029)       -
 12/31/93  .................. 10.21               0.551        0.302             0.853        (0.551)      (0.232)       -
Open Shares
 Period from
 3/5/97* to 12/31/97   ......  9.86               0.456        0.239             0.695        (0.467)      (0.068)       -
LAZARD INTERNATIONAL FIXED-INCOME PORTFOLIO
Institutional Shares
 Year ended
 12/31/97  .................. 10.78               0.400       (1.045)           (0.645)       (0.131)      (0.126)    (0.248)
 12/31/96  .................. 10.85               0.539        0.032             0.571        (0.592)      (0.049)       -
 12/31/95  .................. 10.23               0.701        1.250             1.951        (1.129)      (0.202)       -
 12/31/94  .................. 10.51               0.592       (0.161)            0.431        (0.593)      (0.116)       -
 12/31/93  ..................  9.79               0.571        0.912             1.483        (0.570)      (0.193)       -
Open Shares
 Period from
 1/8/97* to 12/31/97   ...... 10.64               0.432       (0.984)           (0.552)       (0.082)      (0.116)    (0.260)
LAZARD STRATEGIC YIELD PORTFOLIO
Institutional shares
 Year ended
 12/31/97  .................. 10.01               0.806       (0.274)            0.532        (0.819)      (0.063)       -
 12/31/96  ..................  9.52               0.758        0.498             1.256        (0.766)      -             -
 12/31/95  ..................  9.10               0.748        0.430             1.178        (0.758)      -             -
 12/31/94  .................. 10.13               0.762       (0.990)           (0.228)       (0.761)      (0.039)       -
 12/31/93  ..................  9.50               0.644        0.738             1.382        (0.633)      (0.119)       -
Open Shares
 Period from
 1/23/97* to 12/31/97  ...... 10.08               0.718       (0.345)            0.373        (0.730)      (0.063)       -



See Notes to Financial Highlights on pages 84 and 85.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
82

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------



                                         RATIOS TO AVERAGE
                                             NET ASSETS
                              ----------------------------------------
                                                                                       NET ASSETS,
 NET ASSET                                                               PORTFOLIO       END OF
VALUE, END       TOTAL                                   INVESTMENT       TURNOVER       PERIOD
 OF PERIOD     RETURN\^\^      EXPENSES-NET\^           INCOME-NET\^       RATE          (000'S)
------------   ------------   -----------------------   --------------   -----------   ------------



$10.03          8.6 %             0.80%(g),(h)             5.81%         446.56%         $ 92,428
  9.88          4.4               0.80(e),(f)               5.77         460.29            69,906
 10.10         16.2               0.80(c),(d)               6.07         244.28            46,083
  9.24         (4.2)              0.80(b)                   6.11         120.51            24,494
 10.28          8.6               0.80(a)                   5.22         174.63            13,562


 10.02          7.2               1.10(g),(h)               5.46         446.56             7,283



  9.63         (5.6)              1.06(g)                   5.13         166.09           110,185
 10.78          5.5               1.05(e)                   5.54         241.85            88,430
 10.85         19.4               1.05(c),(d)               5.99         189.97            45,624
 10.23          4.2               1.05(b)                   5.68          65.90            35,803
 10.51         15.7               1.05(a)                   5.50         115.84            13,546


  9.63         (4.8)              1.35(g)                   4.68         166.09             2,772



  9.66          5.3               0.94(g),(h)               7.42         161.45           399,452
 10.01         13.7               1.08(e),(f)               7.88         188.88           199,083
  9.52         13.6               1.09(d)                   8.02         205.33            78,474
  9.10         (2.3)              1.05(b)                   8.03         195.18            62,328
 10.13         15.6               1.05(a)                   6.36         215.60            34,943


  9.66          3.8               1.39(g),(h)               6.92         161.45            15,300


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
                                                                              83


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--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


 * Commencement of operations.


** The average commission rate paid is applicable for Portfolios that invest greater than 10% of average assets in equity security transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.



*** Does not include the operations of Special Equity Portfolio from January 1,
    1996 through June 28, 1996 (acquisition date), whose net assets were acquired by the Small Cap Portfolio.



 +  Annualized for periods of less than one year.


 ++ Total return represents aggregate total return for the periods indicated.


(a) If the Investment Manager had not waived management fees and reimbursed certain expenses, the ratio of expenses to average net assets (and net investment income per share) would have been 1.18% ($0.020) for Equity Portfolio, 2.08% ($0.119) for International Fixed-Income Portfolio, 1.76% ($0.101) for Bond Portfolio, 1.63% ($0.058) for Strategic Yield Portfolio, and 2.87%, annualized, ($0.010) for International Small Cap Portfolio.


(b) If the Investment Manager had not waived management fees and reimbursed certain expenses, the ratio of expenses to average net assets (and net investment income per share) would have been 1.51% ($0.048) for International Fixed-Income Portfolio, 1.23% ($0.041) for Bond Portfolio, 1.15% ($0.009) for Strategic Yield Portfolio, 1.26% ($0.016) for International Small Cap Portfolio, and 2.31%, annualized, ($0.034) for Emerging Markets Portfolio.



(c) If the Investment Manager and Administrator had not waived certain fees and reimbursed certain expenses and the Portfolios had not paid fees indirectly, the ratio of expenses to average net assets (and net investment income per share) would have been 1.25% ($0.678) for International Fixed-Income Portfolio, 0.97% ($0.578) for Bond Portfolio, and 2.00% ($0.034) for Emerging Markets Portfolio.


(d) Includes fees paid indirectly. Excluding fees paid indirectly, the ratio of expenses to average net assets would have been 0.92% for Equity Portfolio, 0.95% for International Equity Portfolio, 1.05% for International Fixed-Income Portfolio, 0.80% for Bond Portfolio, 1.08% for Strategic
    Yield Portfolio, 0.84% for Small Cap Portfolio, 1.13% for International Small Cap Portfolio, and 1.30% for Emerging Markets Portfolio.


(e) If the Investment Manager and Administrator had not waived certain fees and reimbursed certain expenses and the Portfolios had not paid fees indirectly, the ratio of expenses to average net assets (and net investment income per share) would have been 0.89% ($0.331) for Equity Portfolio, 0.91% ($0.166) for International Equity Portfolio, 1.21% ($0.523) for International Fixed-Income Portfolio, 0.88% ($0.551) for Bond Portfolio, 1.08% ($0.756) for Strategic Yield Portfolio, 0.84% ($0.105) for Small Cap Portfolio, 1.48% ($0.068) for Emerging Markets Portfolio, 5.06% (-$0.115) for Global Equity Portfolio, and 1.91% ($0.151) for Bantam Value Portfolio.


(f) Includes fees paid indirectly. Excluding fees paid indirectly, the ratio of expenses to average net assets would have been 0.89% for Equity Portfolio, 0.90% for International Equity Portfolio, 0.80% for Bond Portfolio, 1.05% for Strategic Yield Portfolio, 0.84% for Small Cap Portfolio, 1.36% for Emerging Markets Portfolio, 1.05% for Global Equity Portfolio, and 1.05% for Bantam Value Portfolio.



(g) If the Investment Manager and Administrator had not waived certain fees and reimbursed certain expenses and the Portfolios had not paid fees indirectly, the ratio of expenses to average net assets (and net investment income per share) would have been 0.87% ($0.220) for Equity Portfolio - Institutional, 1.35% ($0.097) for Equity Portfolio - Open, 1.44% ($0.011) for Mid Cap Portfolio - Institutional, 4.97% ($-0.021) for Mid Cap Portfolio - Open, 0.82% ($0.071) for Small Cap Portfolio - Institutional, 1.23% ($0.001) for Small Cap Portfolio - Open, 1.14% ($0.000) for Bantam Value Portfolio - Institutional, and 1.88% ($0.000) for Bantam Value Portfolio - Open, 2.55% ($-0.062) for Global Equity Portfolio - Institutional, 4.23% ($-0.249) for Global Equity Portfolio - Open, 1.61% ($0.004) for International Equity Portfolio - Open , 3.39% ($-0.100) for International Small Cap Portfolio - Open, 1.33% ($0.102) for Emerging Markets Portfolio - Institutional, 1.93% ($0.045) for Emerging Markets Portfolio - Open, 0.81% ($0.587) for Bond Portfolio - Institutional, 1.49% ($0.423) for Bond Portfolio - Open, 1.10% ($0.397)
    for International Fixed-Income Portfolio - Institutional, 2.71% ($0.306) for International Fixed-Income Portfolio - Open, 0.95% ($0.805) for Strategic Yield Portfolio - Institutional, 1.44%

84


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THE LAZARD FUNDS, INC.


NOTES TO FINANCIAL HIGHLIGHTS (CONTINUED)

--------------------------------------------------------------------------------

    ($0.713) for Strategic Yield Portfolio - Open.


(h) Includes fees paid indirectly. Excluding fees paid indirectly, the ratio of expenses to average net assets would have been 0.87% for Equity Portfolio
    - Institutional, 1.07% for Mid Cap Portfolio - Institutional, 1.37% for
    Mid Cap Portfolio - Open, 1.33% for Emerging Markets - Institutional,
    1.61% for Emerging Markets Portfolio - Open, 0.81% for Bond Portfolio - Institutional, 1.11% for Bond Portfolio - Open, 0.95% for Strategic Yield Portfolio - Institutional, 1.40% for Strategic Yield Portfolio - Open.

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--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


1. ORGANIZATION

The Lazard Funds, Inc. (the "Fund") was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no-load, open-end management investment company. The Fund is comprised of thirteen portfolios (each referred to as a "Portfolio"), only eleven of which are currently being offered, as follows: Lazard Equity Portfolio, Lazard Mid Cap Portfolio, Lazard Small Cap Portfolio, Lazard Bantam Value Portfolio, Lazard Global Equity Portfolio, Lazard International Equity Portfolio, Lazard International Small Cap Portfolio, Lazard Emerging Markets Portfolio, Lazard Bond Portfolio, Lazard International Fixed-Income Portfolio and Lazard Strategic Yield Portfolio. Effective November 1, 1996, the Board of Directors of the Fund approved the offering of two different classes of shares for the Portfolios - Institutional Shares and Retail ("Open") Shares. Institutional Shares and Open Shares are identical, except as to minimum investment requirements and the services offered to and expenses borne by each class of shares. Please refer to Note 2 for a description of allocation of income, expenses and gains and losses between the Shares.



Offering of Open Shares commenced as follows: International Fixed-Income Portfolio and Emerging Markets Portfolio on January 8, 1997; International Equity Portfolio, Strategic Yield Portfolio and Bantam Value Portfolio on January 23, 1997; Small Cap Portfolio and Global Equity Portfolio on January 30, 1997; Equity Portfolio on February 5, 1997; International Small Cap Portfolio on February 13, 1997; and Bond Portfolio on March 5, 1997. Offering of Institutional and Open Shares of the Mid Cap Portfolio commenced on November 4, 1997.


The Equity Portfolio is operated as a "diversified" fund as defined in the Act. The remaining Portfolios are "non-diversified".


2. SIGNIFICANT ACCOUNTING POLICIES


The following is a summary of significant accounting policies:


(A) VALUATION OF INVESTMENTS--Market values for equity securities listed on the New York Stock Exchange ("NYSE"), other U.S. exchanges or NASDAQ are based on the last quoted sales prices on the principal exchange on which the security is traded as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed for which current over-the-counter market quotations or bids are readily available are valued at the last quoted bid price, or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last quoted sales price; securities not traded on the valuation date are valued at the closing bid price. Bonds and other fixed-income securities are valued on the basis of prices provided by a pricing service which are based primarily on institutional size trading in similar groups of securities, or using brokers' quotations. Mortgage-backed securities issued by certain government-related organizations are valued using pricing services or brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Debt securities maturing in sixty days or less are valued at amortized cost except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. Options on stocks and stock indices traded on national securities exchanges are valued as of the close of options trading on such exchanges (which is currently 4:10 p.m. Eastern Time). Securities for which market quotations are not readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


The securities of any of the Portfolios may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Manager to reflect the fair market value of such securities.


(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. The Portfolios amortize premiums and accrete discounts on fixed income securities.


(C) FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS--The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions. Assets and liabilities stated in foreign currency are translated at the exchange rate at the end of the period. The Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gains (losses) from foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued on the Portfolio's books and the U.S. dollar equivalent amounts actually received. Net unrealized foreign exchange gains (losses) arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchanges rates.

A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Global Equity Portfolio, International Equity Portfolio, International Small Cap Portfolio, Emerging Markets Portfolio, International Fixed-Income Portfolio and Strategic Yield Portfolio (the "Eligible Portfolios" ) may enter into forward foreign currency contracts for risk management. Risk management includes hedging strategies which serve to reduce an Eligible Portfolio's exposure to foreign currency fluctuations. Such exposure may exist during the period that a foreign denominated investment is held, or during the period between the trade date and settlement date of an investment which is purchased or sold. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Eligible Portfolio's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Eligible Portfolio's has committed to buy or sell is shown in the Portfolio of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Eligible Portfolio has acquired or hedged through currency contracts at period end. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

The U.S. dollar value of forward currency contracts is determined using forward exchange rates provided by a quotation service. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Such gains and losses are disclosed in the realized or unrealized gain (loss) on foreign currency in the accompanying Statements of Operations.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


(D) FEDERAL INCOME TAXES--The Fund's policy is to continue to have each Portfolio qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any realized net capital gains to shareholders. Therefore, no federal income tax provision is required.


Under current tax law, certain capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 1997, the following Portfolios have elected to defer the following net capital and currency losses arising between November 1, 1997 and December 31, 1997 as follows:





PORTFOLIO                     AMOUNT
---------------------------- -----------
Mid Cap                       $    1,143
Global Equity                      1,815
International Equity             358,865
International Small Cap           79,638
Emerging Markets               5,655,681
International Fixed-Income     2,024,637



(E) DIVIDENDS AND DISTRIBUTIONS--The Fund intends to declare dividends from net investment income daily on shares of Bond Portfolio, International Fixed-Income Portfolio, and Strategic Yield Portfolio and pay such dividends monthly. Dividends from net investment income on shares of Equity Portfolio will be declared and paid quarterly. Dividends from net investment income on shares of Mid Cap Portfolio, Small Cap Portfolio, Bantam Value Portfolio, Global Equity Portfolio, International Equity Portfolio, International Small Cap Portfolio, and Emerging Markets Portfolio will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolio if not distributed. The Portfolios intend to declare and distribute these amounts annually to shareholders; however, to avoid taxation, a second distribution may be required. Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions. Book and tax differences relating to shareholder distributions will result in reclassifications and may affect the allocation between investment income-net, and realized gains-net, and paid in capital.




As a result of these book-tax differences, the Portfolios made the following reclassifications to the capital accounts for the year ended December 31, 1997:






                                     INCREASE (DECREASE)
                       ------------------------------------------------
                                         UNDISTRIBUTED   ACCUMULATED
                                          INVESTMENT      REALIZED
                                            INCOME          GAIN
PORTFOLIO              PAID IN CAPITAL    (LOSS)-NET      (LOSS)-NET
---------------------- ----------------- --------------- --------------
Mid Cap                  $     (6,573)   $    6,573                -
Bantam Value                  (30,103)      242,145      $  (212,042)
Global Equity                       -         2,987           (2,987)
International Equity                -     5,354,545       (5,354,545)
International
   Small Cap                        -      (219,259)         219,259
Emerging Markets                    -      (653,859)         653,859
Bond                                -        (2,150)           2,150
International Fixed-
   Income                  (2,718,255)   (1,063,977)       3,782,232
Strategic Yield                     -     1,988,372       (1,988,372)



(F) ORGANIZATIONAL EXPENSES--Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight line basis over a five-year period from the date of commencement of operations of each Portfolio, with the exception of the initial registration costs for Mid Cap Portfolio, Bantam Value Portfolio and Global Equity Portfolio, which are being amortized over a one year period. In the event that any of the initial shares of any of the Portfolios during such period are redeemed, the appropriate Portfolio will be

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


reimbursed by such holder for any unamortized organizational expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.


(G) ALLOCATION OF EXPENSES--Expenses not directly chargeable to a specific Portfolio are allocated primarily on the basis of relative net assets. The Portfolios will accrue distribution fees and shareholders services fees to the respective class. Each Portfolio's income, expenses (other than the fees mentioned above) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.


(H) EXPENSE REDUCTIONS--Portfolios leaving excess cash in demand deposit accounts may receive credits which are available to offset custody expenses. The Statements of Operations report gross custody expenses, and reflect the amount of such credits as a reduction in total expenses.


(I) STRUCTURED INVESTMENTS--Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.


(J) DELAYED DELIVERY COMMITMENTS--Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Collateral consisting of liquid securities or cash is maintained in an amount at least equal to these commitments.


(K) ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.


3. INVESTMENT MANAGEMENT AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES


The Fund has entered into investment management agreements (the "Management Agreements") with Lazard Asset Management (the "Manager"), a division of Lazard Freres & Co. LLC, on behalf of each Portfolio. Pursuant to the Management Agreements, the Manager will regularly provide the Portfolios with investment research, advice and supervision and furnish continuously an investment program for each Portfolio consistent with its investment objectives and policies, including the purchase, retention and disposition of securities. Each of the Portfolios pays the Manager an investment management fee at the annual rate set forth below as a percentage of the average daily net assets of the relevant
Portfolio: Equity Portfolio, 0.75%; Mid Cap Portfolio, 0.75%; Small Cap Portfolio, 0.75%; Bantam Value Portfolio, 0.75%; Global Equity Portfolio, 0.75%; International Equity Portfolio, 0.75%; International Small Cap Portfolio, 0.75%; Emerging Markets Portfolio, 1.00%; Bond Portfolio, 0.50%; International Fixed-Income Portfolio, 0.75%; and Strategic Yield Portfolio, 0.75%. The investment management fees are accrued daily and payable monthly.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

The Manager has voluntarily agreed to reduce its fees and, if necessary, reimburse the following Portfolios if annualized operating expenses exceed the following percentages of average daily net assets for the respective shares:


                               INSTITUTIONAL       OPEN
                                  SHARES          SHARES
                                  ANNUAL          ANNUAL
                                 OPERATING       OPERATING
PORTFOLIO                      EXPENSES          EXPENSES
----------------------------   ---------------   ----------
Equity                                 -%           1.22%
Mid Cap                             1.05            1.35
Small Cap                              -            1.14
Bantam Value                        1.05            1.35
Global Equity                       1.05            1.35
International Equity                   -            1.25
International Small Cap                -            1.43
Emerging Markets                       -            1.60
Bond                                0.80            1.10
International Fixed-Income             -            1.35
Strategic Yield                        -            1.39



For the year ended December 31, 1997, the Manager did not impose all or part of its management fee amounting to $11,054 for Equity Portfolio, $24,010 for the Mid Cap Portfolio, $11,502 for Small Cap Portfolio, $56,620 for Bantam Value Portfolio, $87,691 for Global Equity Portfolio, $16,852 for International Equity Portfolio, $21,116 for International Small Cap Portfolio, $19,725 for Emerging Markets Portfolio, $21,802 for Bond Portfolio, $58,602 for International Fixed-Income Portfolio, and $3,456 for Strategic Yield Portfolio. For the same period the Manager reimbursed expenses amounting to $104,254 for Global Equity Portfolio.

Effective June 1, 1995, the Fund engaged State Street Bank and Trust Company ("State Street") to provide certain administrative services. Each Portfolio will bear the cost of such expenses at the annual rate of $37,500 plus $7,500 per additional class and 0.02% of average assets up to $1 billion plus 0.01% of average assets over $1 billion. State Street has agreed to waive the $37,500 fee for the Mid Cap and Bantam Value Portfolios for one year or until each Portfolio reaches net assets of $50 million.

The Fund has a distribution agreement with Lazard Freres & Co. LLC ( the "Distributor"). As the distributor, Lazard Freres & Co. LLC acts as distributor for shares of each of the Portfolios and bears the cost of printing and mailing prospectuses to potential investors and of any advertising expenses incurred in connection with distribution of shares.

The Distributor provides the Open Shares of each Portfolio with distribution services pursuant to a separate Distribution Plan ( the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Distributor is entitled to distribution fees from the Open Shares. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Open Shares will pay a monthly distribution fee at an annual rate of 0.25% of the average daily net assets of the Portfolio's Open Shares for such services under the 12b-1 plan adopted by the Fund. The distribution fee may be retained by the Distributor if an Open Shares shareholder invests directly through the Distributor. Usually the fees are paid to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute the Fund to the public.

Certain Directors of the Fund are Managing Directors of the Manager. The Fund pays each director who is not an officer of the Manager or an interested Director its allocable share of a fixed fee of $20,000 per year, plus $1,000 per meeting attended for the Fund and Lazard Retirement Series, Inc., and reimburses them for travel and out of pocket expenses.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.


NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------


4. SECURITIES TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES


Purchases and sales of portfolio securities (excluding short-term securities), for the year ended December 31, 1997 were as follows:






PORTFOLIO                 PURCHASES          SALES
---------------------   --------------   -------------
Equity                    $252,314,934    $246,494,128
Mid Cap                     46,356,312         369,927
Small Cap                  782,616,054     621,915,203
Bantam Value                87,891,099      58,911,429
Global Equity                8,487,869       7,161,891
International              836,210,511     716,614,753
   Equity
International              102,967,644      85,519,584
   Small Cap
Emerging                   232,777,527      85,937,074
   Markets
Bond (1)                   409,177,181     381,207,436
International              190,331,412     157,683,269
   Fixed-
   Income (2)
Strategic Yield (3)        626,416,966     441,666,279





(1) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $345,903,593 AND $339,834,537, RESPECTIVELY.

(2) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $3,032,870 AND $778,903, RESPECTIVELY.

(3) INCLUDES PURCHASES AND SALES OF U.S. GOVERNMENT SECURITIES OF $120,419,414 AND $101,160,274, RESPECTIVELY.


For the year ended December 31, 1997, Global Equity Portfolio paid brokerage commissions of $45 to Lazard Freres & Co. LLC for portfolio transactions executed on behalf of the Portfolio.


5. LINE OF CREDIT


The Fund has entered into a $50 million Line of Credit Agreement (the "Agreement") with State Street Bank and Trust Company effective April 24, 1996, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at the bank's Cost of Funds plus 0.75%, on an annualized basis. Under this Agreement, the Fund has agreed to pay a 0.125% per annum fee on the unused portion of the commitment, payable quarterly in arrears. During the year ended December 31, 1997, the Fund had no borrowings under this Agreement.

--------------------------------------------------------------------------------
THE LAZARD FUNDS, INC.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Board of Directors and Shareholders
The Lazard Funds, Inc.



We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of The Lazard Funds, Inc. (comprised of Lazard Equity Portfolio, Lazard Mid Cap Portfolio, Lazard Small Cap Portfolio, Lazard Bantam Value Portfolio, Lazard Global Equity Portfolio, Lazard International Equity Portfolio, Lazard International Small Cap Portfolio, Lazard Emerging Markets Portfolio, Lazard Bond Portfolio, Lazard International Fixed-Income Portfolio and Lazard Strategic Yield Portfolio) as of December 31, 1997 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights as stated above, present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Lazard Funds, Inc. as of December 31, 1997, the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods presented in conformity with generally accepted accounting principles.



                                                      ANCHIN, BLOCK & ANCHIN LLP



New York, New York
January 31, 1998

92


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94

     TAX INFORMATION (UNAUDITED)

     THE LAZARD FUNDS, INC.
     YEAR ENDED DECEMBER 31, 1997

 The following tax information represents year end disclosures of various tax benefits passed through to shareholders for 1997.

     The amount of long term capital gain paid was as follows:





PORTFOLIO                               AMOUNT
-----------------------------------   -------------
       Equity                          $ 35,130,907
       Mid Cap                                    0
       Small Cap                        140,578,828
       Bantam Value                       1,497,145
       Global Equity                        297,628
       International Equity             123,783,099
       International Small Cap                    0
       Emerging Markets                   5,479,225
       Bond                                 125,617
       International Fixed-Income           733,860
       Strategic Yield                    1,705,437





 Of the distributions made by the following Portfolios, the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders.




PORTFOLIO                             PERCENTAGE
-----------------------------------   -----------
       Equity                         100.00%
       Mid Cap                         84.50%
       Small Cap                      100.00%
       Bantam Value                     0.00%
       Global Equity                   64.40%
       International Equity             0.00%
       International Small Cap          0.00%
       Emerging Markets                 0.00%
       Bond                             0.00%
       International Fixed-Income       0.00%
       Strategic Yield                  2.60%



 The above figures may differ from those cited elsewhere in this report due to differences in the calculations of income and capital gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York 10112


TELEPHONE
(800) 823-6300


INVESTMENT MANAGER
Lazard Asset Management
30 Rockefeller Plaza
New York, New York 10112
Telephone: (212) 632-6400


DISTRIBUTOR
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, New York 10112


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, Massachusetts 02171
Telephone: 1-800-986-3455


INDEPENDENT PUBLIC ACCOUNTANTS
Anchin, Block & Anchin LLP
1375 Broadway
New York, New York 10018


LEGAL COUNSEL
Stroock & Stroock & Lavan LLP
58th Floor
180 Maiden Lane
New York, New York 10038

     LAZARD FUNDS
          30 Rockefeller Plaza
          58th Floor
          New York, New York 10112
          Telephone (800) 823-6300







                                                       LAZARD FUNDS
                                                            ANNUAL REPORT
                                                            DECEMBER 31, 1997














                 This report is for the information of the stockholders of The Lazard Funds, Inc.
                 Its use in connection with any offering of the Fund's shares is authorized only in the case of a concurrent or prior delivery of the Fund's current prospectus.